File Nos. 2-24256
811-1343
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 104
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 139
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2023 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2023 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Variable Deferred Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2023
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts (other than certificates issued under the group contracts) are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options or variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional purchase payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2023.

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Maturity Date, less any applicable premium tax, outstanding loan and applicable Surrender Charge.
Annuity Payments: A series of payments beginning on the Maturity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual deferred variable annuity contracts (and in the case of the group contracts, those group contracts and the certificates thereunder) this prospectus offers.
Contract Owner (You, Your): The individual to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.
In addition, Qualified Contracts often have certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches, age 73. See “Tax Consequences— Required Minimum Distributions.”
Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940, as amended (the “Act”).
Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes. Purchase payments are also referred to as premium payments in this prospectus.
Non-Qualified Contract: A Contract that is not issued under an employer-sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).
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Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Act.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or transaction request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.
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Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
Annuity Alternatives - If You make a withdrawal from or surrender the
Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.
If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date through age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of $5,000 on a
$100,000 investment.
Annuity Alternatives 2 - If You make a withdrawal from or surrender the
Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.
For issue ages 0-54, If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date until the Contract anniversary prior to the Annuitant’s attainment of age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account. Upon the Contract anniversary prior to the
Annuitant’s attainment of age 65, the early withdrawal penalty will decrease by
1% per year. For issues ages 55 and older, there is no early withdrawal penalty.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of up to $5,000 on a
$100,000 investment.
Tennessee Matching Funds Group Annuity – The Contract does not include any charges and/or fees for withdrawals or surrenders from the
Contract.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

5

	Fees and Expenses			Location in Statutory Prospectus
	Annual Fee	Minimum	Maximum
The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Base Contract Annuity Alternatives Annuity Alternatives 2 Tennessee Matching Funds Group Annuity	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value
	Investment Options( Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.32% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	Annuity Alternatives and Annuity Alternatives 2 $1,421	Annuity Alternatives and Annuity Alternatives 2 $2,609
	TN Matching Funds Group Annuity $1,096	TN Matching Funds Group Annuity $2,287
	Assumes:	Assumes:
Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Portfolio Company fees and
expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss
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	Risks	Location in Statutory Prospectus
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 5 years for Annuity Alternatives and
Annuity Alternatives 2. Surrender charges will reduce the value of Your
Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.
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	Taxes	Location in Statutory Prospectus
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-408, IC-409, IC-410, IC-437, IC438, IC-423 or IC-424 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•
a fixed account option, which offers a guaranteed interest rate. The fixed account is part of HMLIC’s general account.
8

A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the
Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity
Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for
Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan,
You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge, early withdrawal penalty and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account
Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the
Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	Annuity Alternatives and Annuity Alternatives 2 - 8% Maximum Surrender Charge Tennessee Matching Funds Group Annuity - None
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
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Annual Contract Expenses
Administrative Expenses (1)	Annuity Alternatives and Annuity Alternatives 2 - $25 Tennessee Matching Funds Group Annuity - None
Base Contract Expenses (as a percentage of average Variable Account Value)	Annuity Alternatives and Annuity Alternatives 2 – 1.25% Tennessee Matching Funds Group Annuity – 0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	5.4%
(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. This fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
Annuity Alternatives (IC-408000 & IC-409000 (group contract) IC-410000 (certificate)) and Annuity Alternatives2 (IC-437000and IC-438000)
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,794	$14,436	$15,902	$28,968

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,609	$8,007	$13,658	$28,968
Tennessee Matching Funds Group AnnuityIC-4230TN (group contract) and IC-4240TN (certificate)
$0 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,287	$7,044	$12,057	$25,804

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,287	$7,044	$12,057	$25,804
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
Annuit Alternatives and Annuity Alternatives 2
If the Contract Owner
dies before the
Maturity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the Total
Accumulation Value of
the Contract, less any
applicable premium
tax and any
outstanding loan
balance; or (2) the sum
of all purchase
payments paid under
the Contract, less any
applicable premium
tax, any outstanding
loan balance and
withdrawals.
		Standard	None	None
Tennessee Matching Funds Group Annuity
If the Contract Owner
dies before the
Maturity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the Total
Accumulation Value of
the certificate less any
applicable premium
tax and any
outstanding loan
balance; or (2) the sum
of all purchase
payments paid under
the certificate, less any
applicable premium
tax, any outstanding
loan balance and
withdrawals; or (3) If
the participant dies
prior to the Maturity
Date or attainment of
age 70, whichever is
earlier, the beneficiary
will receive the
purchase payments
paid under the
		Standard	None	None
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded certificate annually to the date of death.
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option you select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Annuity Alternatives, Annuity Alternatives 2, or TN Matching Funds group Variable Annuity Contract?
The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
12

Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$500,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
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You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O.
Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the
Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the
Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the
Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 5 years for Annuity Alternatives and Annuity Alternatives II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
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being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contracts
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
On the Maturity Date, the Contract Owner has the right to select fixed or variable annuity payout options or a combination of both. See the Contract for details regarding Fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners (other than certificates issued under the group contracts), were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/ dealers. Sales commissions range from 1.00% to 8.00% of purchase payments received.
To purchase a Contract, You completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Contracts where the employer purchased the Contract on behalf of the employee, the employee would have been required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications for Contracts must have been sent to Our Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, Your application was complete and Your initial purchase payment was received at Our Home Office, We issued Your Contract within two business days of receipt, and credited Your initial purchase payment to Your Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial purchase payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial purchase payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may have experienced such delays to the extent agents failed to forward applications and purchase payments to Our Home Office on a timely basis.
Purchase Payments
Amount and Frequency of Purchase Payments—Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval. After Your initial purchase payment, You are not required to make any additional purchase payments under Your contract.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Purchase Payments—When You completed Your application, You gave Us instructions on how to allocate Your Net Purchase Payments among the fixed account and/or the available Subaccounts. If You did not provide this information with Your application, the application would have been returned. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Purchase Payment. If You make additional purchase payments, We will allocate the Net Purchase Payments in the same manner as Your initial Net Purchase payment. A request to change the allocation of Net Purchase Payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:

Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If
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Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•
minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”), You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Maturity Date.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company, for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred.
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The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option account is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708¬4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your account value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by
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telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your account value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your account value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Purchase Payment Allocations—A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for the fixed account and/or for each investment option (in whole percentages). Allocations made to the fixed account or to one or more investment options must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
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We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans — Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the fixed account. In order to borrow from values in the variable account You must first transfer those amounts to the fixed account. The Fixed Cash Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so
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determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Cash Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Cash Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's
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default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s Total Accumulation Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable Surrender Charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period —Withdrawal of values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the investment option(s), each in proportion to their share of the sum of the Total Accumulation Value in these accounts. The Total Accumulation Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Total Accumulation Value, the amount available to purchase Annuity Payments under the Contract, and the Death Benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Total Accumulation Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/ surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will
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confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the investment options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Surrender Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•
Fixed amount—Allows You to receive a specified amount in periodic payments.
•
Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
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Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the applicable state insurance regulator. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of purchase payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
•
the death benefit, and cash benefits under the Contracts
•
access to investment options, including Net Purchase Payment allocations
•
administration of elective options
•
the distribution of reports to Contract Owners
•
Annuity Payment options
Costs and Expenses We Incur:
•
costs associated with processing applications and with issuing and administering the Contracts
•
overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•
other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax and other taxes) and fees
•
costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
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Risks We Assume:
•
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the purchase payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—See the “Individual Product Information” section for the Surrender Charge on Your Contract. If You make a withdrawal under or surrender the Contract, HMLIC will assess this charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations.
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Charge—See the “Individual Product Information” section for the annual maintenance charge applicable to Your Contract. The current annual maintenance charge will not exceed $25 and is deducted from the Contract Account Value on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.
We reserve the right to deduct, in whole or in part, the annual maintenance charge in the event of a complete surrender. The annual maintenance charge ceases when You apply the Annuitized Value to an Annuity Payment option.
The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
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Death Benefit
If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. For certain nonqualified contracts the death benefit will be paid upon the death of the Contract Owner. See “Tax Consequences – Taxation of Nonqualified Contracts - Required Distributions Upon Death of the Contract Owner.” The death benefit ends at the Maturity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state.. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or, except for IRAs, retires. (See “Tax Consequences”). The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. Before Your Maturity Date, You may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of Your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate.
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received at HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. Payments are made at the
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beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Maturity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•
If an Increase option is selected, Annuity Payments will increase on each anniversary of the Maturity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•
The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a Variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Maturity Date, the Annuity Payment option will be Life Annuity with 10 year period certain. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 5, 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 [ctag:frac_2-3]%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Fixed Period—This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Maturity Date, this Annuity Payment option cannot be changed.
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If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Maturity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Income for Fixed Amount—This option provides payments of a fixed amount until the Annuitized Value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Contract Owner. The Contract Owner has the right to change to another income option or make withdrawals. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Interest Income Payments—This option provides Annuity Payments based on interest earned from the Annuitized Value, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate. Interest will be credited at the end of each payment period. Once the Contract Owner reaches age 73, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Contract Owner may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to Surrender Charges if applicable. The request must be made prior to the end of the period that the Contract Owner agreed to receive Annuity Payments. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.
leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.
elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed Fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Maturity Date; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age and sex of the Annuitant(s).
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The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount. Not all Subaccounts may be available for Annuity Payments.
Assumed Interest Rate—The assumed interest rate for these Contracts is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•
The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age
If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has
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sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to any other business of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/SA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has
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not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
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Individual Product Information
Annuity Alternatives (IC-408000 or IC-409000 (group contract), IC-410000 (certificate))
Issue ages	These Contracts may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest Rate	4.5%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to transfers from the fixed account to Subaccount(s))	$5.00. However, HMLIC is currently waiving this fee.
Early withdrawal penalty fixed account only	5% at any time other than renewal through age 65.

The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount. If money is transferred from the fixed account to the Separate
Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

The early withdrawal penalty will not be charged if:
	1.	the transfer occurred on a Scheduled Update; or
	2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	8%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/ Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all the following occur:
		a.	it is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made;
		c.	the amount is not more than 15 percent of the then current Fixed Cash Value; and
		d.	the amount is not more than 15 percent of the then current Variable Cash Value; or
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2.
on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or

3.	on or after the Maturity Date if the Contract has been in force for at least 10 years; or
4.	if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
5.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-437000)
Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.

The early withdrawal penalty is waived on each Scheduled Update. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

The early withdrawal penalty will not be charged if:
	1.	the transfer occurred on a Scheduled Update; or
	2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/ Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;
34

	b.	it is more than 12 months since the last withdrawal was made; and
	c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or
2.
on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-438000)
Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/ Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made; and
		c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or
35

2.
on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Tennessee Matching Funds Group Annuity
IC-4230TN (group contract) and IC-4240TN (certificate)
Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	None
Minimum Guaranteed Interest Rate	3%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, or
	3.
If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by
5 percent compounded certificate annually to the date of death.

Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	0%
	Thereafter	0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
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Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Purchase Payments—Purchase payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances purchase payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•
made on or after the Contract Owner reaches age 59½;
•
made on or after the death of a Contract Owner;
•
attributable to the Contract Owner becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or a Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
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Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all purchase payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Maturity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non- Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59 ½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
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Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exception will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s Death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Contributions, also referred to as Net Purchase Payments, made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they are made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and Required Minimum Distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the Contract.” The investment in the Contract is the total of all contributions, with the exception of those that were excludible or
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deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the Contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the Contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the Contract. If the Contract Owner has an investment in the Contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
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Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or Roth IRA or to an inherited IRA or Roth IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death or disability,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for medical care,
6)
under a qualified domestic relations order (“QDRO”),
7)
to correct excess contributions and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)
for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)
for reimbursement of health insurance while the Contract Owner is unemployed,
2)
for qualified education expenses, and
3)
for a qualified first-time home purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain Required Minimum Distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime Required Minimum Distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the Required Minimum Distribution depends upon the Contract value and the applicable life expectancy. The required beginning date
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for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions over the greater of the Contact Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the Required Minimum Distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $22,500 for 2023 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
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Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2023, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $73,000 and $83,000 for single filers and between $116,000 and $136,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $218,000 and $228,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $138,000 and $153,000 for single taxpayers and those taxpayers filing as Head of Household, between $218,000 and $228,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $15,500 for 2023 and is indexed for inflation in future years. Additional catch-up contributions up to $3,500 for 2023, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $22,500 for 2023 or 25% of compensation, whichever is less. The additional catch-up amount, up to $7,500 for 2023, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $22,500 for 2023 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $7,500 for 2023, may be contributed if the Contract
43

Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
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Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of Horace Mann Investors, Inc (“HM Investors”). In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of purchase payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•
Providing HMLIC or an affiliate with access to association members;
•
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
45

Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
46

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contracts. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/SA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.69%	-14.79%	3.04%	5.26%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.76%	-16.64%	3.84%	6.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.84%	-17.89%	5.12%	8.11%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.42%	5.63%	8.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.46%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.44%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.69%*	-9.67%	1.79%	2.79%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	-14.04%	3.68%	5.53%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	-15.25%	4.20%	6.49%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.93%*	-15.79%	4.79%	7.28%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.97%*	-17.19%	5.55%	8.61%
47

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.75%*	-8.69%	6.84%	11.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.35%	-18.42%	9.03%	12.17%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.67%	-18.69%	10.25%	13.21%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Mid Blend	Calvert VP S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	-13.51%	6.16%	10.12%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(1) / Allspring Global Investments, LLC	1.15%*	-37.85%	4.40%	9.38%
Small Value	JPMorgan Small Cap Value Fund(3) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	-13.65%	4.25%	7.95%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.60%*	-16.65%	5.29%	10.20%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	-28.85%	8.54%	11.23%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-35.98%	8.23%	10.86%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(1)(2) / Fidelity Management & Research Co.	1.02%	-24.68%	2.35%	5.48%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
48

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	-27.69%	1.45%	4.85%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.65%	-13.21%	0.38%	1.28%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	-10.56%	2.35%	3.85%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.87%*	-5.13%	-2.41%	-0.89%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	-13.13%	-0.12
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	-13.97%	2.83%	5.69%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.32%	-17.83%	2.46%	5.20%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	1.58%	1.17%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/SA
(1)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(3)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
49

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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2023. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contracts and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company

P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002944, C000007662, C000002947, C000007666
IA-004354 (5/23)

Variable Solutions Individual Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2023
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2023.

2

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable Withdrawal Charge.
Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73. See “Tax Consequences— Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (NYSE).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
3

Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
If You make a withdrawal from or surrender the Contract during the first 9
Contract Years, You may be assessed a surrender charge up to 9.0% of the amount withdrawn or surrendered. For example, if You make an early withdrawal, You could pay a surrender charge of up to $9,000 on a $100,000 investment.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

4

	Fees and Expenses			Location in Statutory Prospectus
	Annual Fee	Minimum	Maximum
The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Base Contract	1.27% of the Total Accumulation Value	1.27% of the Total Accumulation Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.32% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,421	$2,609
	Assumes:	Assumes:
Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Portfolio Company fees and
expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 9 years. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
5

	Risks	Location in Statutory Prospectus
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.
Taxes
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
6

	Conflicts of Interest	Location in Statutory Prospectus
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-447 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•
a fixed account option, which offers a guaranteed interest rate. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the
Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity
Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for
Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan,
You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
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Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account
Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the
Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	9% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$25
Base Contract Expenses (as a percentage of average Variable Account Value)	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	5.4%
(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. This fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%
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Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,817	$15,507	$19,268	$28,968

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,609	$8,007	$13,658	$28,968
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Variable Solutions Variable Annuity Contract?
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The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

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Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O.
Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the
Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the
Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the
Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 9 years. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
13

being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contract
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the Valuation Date We receive it in good form, (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
On the Annuity Date, the Contract Owner has the right to select fixed or variable annuity options or a combination of both. See the Contract for details regarding Fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contract, which is not being sold to new Contract Owners, was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may have been offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
To purchase the Contract offered by this prospectus, You completed an application bearing all requested signatures and a client profile form , in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Contracts where the employer purchased the Contract on behalf of the employee the employee would have been required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications must have been sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may have experienced such delays to the extent agents failed to forward applications and premium payments to Our Home Office on a timely basis.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium Payments—All or part of the Net Premium payments made may be allocated to one or more Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The minimum amount that may be allocated to any one Subaccount is 5%.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:

Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
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Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•
minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:
•
No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•
Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The
16

request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace
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Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
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If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
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Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan become effectives. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as
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a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable surrender charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawals of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes r esulting from early distributions. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a
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withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses—Withdrawal Charges” section.
Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a Withdrawal Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•
Fixed amount—Allows You to receive a specified amount in periodic payments.
•
Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
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A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
•
the death benefit, and cash benefits under the Contracts
•
access to investment options, including Net Premium allocations
•
administration of elective options
•
the distribution of reports to Contract Owners
•
Annuity Payment options
Costs and Expenses We Incur:
•
costs associated with processing applications and with issuing and administering the Contracts
•
overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
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•
costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We Assume:
•
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Withdrawal Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Total Accumulation Value for cash before Annuity Payments begin. The Withdrawal Charge is paid to HMLIC to help offset costs incurred in issuing the Contract. Withdrawal Charges for Your Contract are:
During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.
Annual Maintenance Fee—An annual maintenance fee of no more than $25 is deducted from the Account Value of each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that
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Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefit
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
If there have been no previous withdrawals or loans the death benefit is the greater of:
1.
the Total Accumulation Value; or
2.
the Net Premium paid to HMLIC.
If withdrawals or loans have been taken the death benefit is the greater of:
1.
the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or
2.
the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.
For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or,
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except for IRAs, retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Withdrawal Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•
If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•
The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
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Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2∕3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Withdrawal Charges may apply. To determine the Withdrawal Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable Withdrawal Charges, or
b.
leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.
elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to Your Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these guaranteed payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first
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monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity Payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s). Not all Subaccounts are available for Variable Annuity Payments.
The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.
Assumed Interest Rate—The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•
The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to any other business of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
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The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
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The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
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Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•
made on or after the Contract Owner reaches age 59½;
•
made on or after the death of a Contract Owner;
•
attributable to the Contract Owner becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or a Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
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Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
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Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
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Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
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Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death or disability,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for medical care,
6)
under a qualified domestic relations order (QDRO),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)
for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions over the greater of the Contact Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
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If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the required minimum distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $22,500 for 2023 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $7,500 for 2023 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2023, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $73,000 and $83,000 for single filers and between $116,000 and $136,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $218,000 and $228,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $138,000 and $153,000 for single taxpayers and those taxpayers filing as Head of Household, between $218,000 and $228,000 for married taxpayers filing jointly and between
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$0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $15,500 for 2023 and is indexed for inflation in future years. Additional catch-up contributions up to $3,500 for 2023, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $22,500 for 2023 or 25% of compensation, whichever is less. The additional catch-up amount, up to $7,500 for 2023, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $22,500 for 2023 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
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Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of Horace Mann Investors, Inc (“HM Investors”). In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from
39

1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•
Providing HMLIC or an affiliate with access to association members;
•
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
40

Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
41

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.69%	-14.79%	3.04%	5.26%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.76%	-16.64%	3.84%	6.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.84%	-17.89%	5.12%	8.11%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.42%	5.63%	8.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.46%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.44%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.69%*	-9.67%	1.79%	2.79%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	-14.04%	3.68%	5.53%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	-15.25%	4.20%	6.49%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.93%*	-15.79%	4.79%	7.28%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.97%*	-17.19%	5.55%	8.61%
42

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.75%*	-8.69%	6.84%	11.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.35%	-18.42%	9.03%	12.17%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.67%	-18.69%	10.25%	13.21%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Mid Blend	Calvert VP S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	-13.51%	6.16%	10.12%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(1) / Allspring Global Investments, LLC	1.15%*	-37.85%	4.40%	9.38%
Small Value	JPMorgan Small Cap Value Fund(3) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	-13.65%	4.25%	7.95%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.60%*	-16.65%	5.29%	10.20%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	-28.85%	8.54%	11.23%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-35.98%	8.23%	10.86%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(1)(2) / Fidelity Management & Research Co.	1.02%	-24.68%	2.35%	5.48%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
43

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	-27.69%	1.45%	4.85%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.65%	-13.21%	0.38%	1.28%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	-10.56%	2.35%	3.85%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.87%*	-5.13%	-2.41%	-0.89%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	-13.13%	-0.12
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	-13.97%	2.83%	5.69%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.32%	-17.83%	2.46%	5.20%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	1.58%	1.17%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/VS
(1)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(3)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2023. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contract and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company

P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002949
IA-009920 (5/23)

Variable Solutions II and Maximum Solutions II Individual Flexible Premium Deferred Variable Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2023
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2023.

2

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73. See “Tax Consequences— Taxation of Qualified Plans—Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity
Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contracts this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
3

Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE , if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
Variable Solutions II - If You make a withdrawal from or surrender the
Contract during the first 9 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. For example, if
You make an early withdrawal, You could pay a surrender charge of up to
$8,000 on a $100,000 investment.
Maximum Solutions II - If You make a withdrawal from or surrender the
Contract during the first 7 Contract Years, You may be assessed a surrender charge up to 7.0% of the amount withdrawn or surrendered. For example, if
You make an early withdrawal, You could pay a surrender charge of up to
$7,000 on a $100,000 investment.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

4

	Fees and Expenses			Location in Statutory Prospectus
	Annual Fee	Minimum	Maximum
The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Base Contract Variable Solutions II Maximum Solutions II	1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value	1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.32% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	Variable Solutions II $1,421	Variable Solutions II $2,609
	Maximum Solutions II $1,096	Maximum Solutions II $2,287
	Assumes:	Assumes:
Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Portfolio Company fees and
expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 9 years for Variable Solutions II and up to 7 years for Maximum Solutions II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
5

	Risks	Location in Statutory Prospectus
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.
Taxes
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
6

	Conflicts of Interest	Location in Statutory Prospectus
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-450 or IC-451 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•
a fixed account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the
Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity
Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for
Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
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Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan,
You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account
Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the
Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	Variable Solutions II – 8% Maximum Surrender Charge Maximum Solutions II – 7% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	Variable Solutions II - $25 Maximum Solutions II - None
Base Contract Expenses (as a percentage of average Variable Account Value)	Variable Solutions II – 1.25% Maximum Solutions II – 0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A.
Loan Interest	5.4%
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(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. For Variable Solutions II, this fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
Variable Solutions II - $25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,794	$15,507	$19,268	$28,968

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,609	$8,007	$13,658	$28,968
Maximum Solutions II - $0 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,472	$12,453	$15,477	$25,804

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,287	$7,044	$12,057	$25,804
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
Variable Solutions II
If the Contract Owner
dies before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the Total
Accumulation Value;
or (2) the Net Premium
paid, less the Net
Premium attributable
to any withdrawals and
any outstanding loan
balance.
		Standard	None	None
Maximum Solutions II
If the Contract Owner
dies before the
Annuity Date and
while the Contract is in
force and prior to the
attainment of age 70,
pays Your designated
beneficiaries the
greater of: (1) the Total
Accumulation Value;
or (2) the Net Premium
paid, less the Net
Premium attributable
to any withdrawals and
any outstanding loan
balance, accumulated
at 3 percent annually.
		Standard	None	None

If the Contract Owner
dies before the
Annuity Date and
while the Contract is in
force and after the
attainment of age 70,
pays Your designated
beneficiaries the
greater of: (1) the Total
Accumulation Value;
or (2) the Net Premium
paid, less the Net
Premium attributable
to any withdrawals and
any outstanding loan
balance.
		Standard	None	None
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option you select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Variable Solutions II or Maximum Solutions II Variable Annuity Contract?
The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Lump Sum Premium at Issue	Variable Solutions II - None Maximum Solutions II - $50,000
Minimum Subsequent Annual Premiums	$300 annually
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Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O.
Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may
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download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the
Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the
Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the
Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 9 years for Variable Solutions II and up to 7 years for Maximum Solutions II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
14

being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contracts
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may have been required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed or variable annuity options or a combination of both. See the Contract for details regarding fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
In order to purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a client profile form. For 403(b), 457(b) or 401(a) Contracts where the employer purchased the Contract on behalf of the employee the employee was required to complete an application and client profile form.
Applications were to be sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested the additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum premium payment of Your product. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium payments—All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The amount You direct to a particular Subaccounty or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:

Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able put purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
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Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•
minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:
•
No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•
Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The
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request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace
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Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our Website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
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We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so
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determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan become effective. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's
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default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable Surrender Charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawals of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm
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receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of Annuity Period, You may take systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and approved by Us. Any applicable Surrender Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•
Fixed amount—Allows You to receive a specified amount in periodic payments.
•
Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.
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Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and benefits We provide:
•
the death benefit, and cash benefits under the Contracts
•
access to investment options, including Net Premium allocations
•
administration of elective options
•
the distribution of reports to Contract Owners
•
Annuity Payment options
Costs and expenses We incur:
•
costs associated with processing applications and with issuing and administering the Contracts overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes, (federal income tax, state and local premium tax, and other taxes) and fees
•
costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
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Risks We assume:
•
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in certain situations. In certain situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.
Annual Maintenance Fee—Maximum Solutions II does not have an annual maintenance fee.
Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment Option.
The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Portfolio Companies—There are deductions from and expenses paid out of the assets of the Portfolio Companies that are described in each Portfolio Company’s prospectus.
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Death Benefit
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract. Where there are multiple beneficiaries, only one certified death certificate will be required.
The payment of the death benefit to a beneficiary may be delayed if, pursuant to SEC rules, the T. Rowe Price Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the fund. We will delay the payment of any death benefit from the T. Rowe Price Government Money Market Portfolio until it pays redemption proceeds.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or, except for IRAs, retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total
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amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•
If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•
The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2∕3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
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If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.
leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.
elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Not all subaccounts may be available for Annuity Payments.
Assumed Interest Rate
The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value
The Annuity Unit Value for each Subaccount was initially established at $10.00.
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The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
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•
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contracts and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Contracts. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed.
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The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS2MS2. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
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Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Individual Product Information
Variable Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is no longer available for sale.) (IC-450000)
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	1%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

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Surrender Charges During Contract Year	Surrender Charge
1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%
Maximum Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)
Minimum contribution	$50,000
Minimum Guaranteed Interest Rate	1%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.
	If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
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Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•
made on or after the Contract Owner reaches age 59½;
•
made on or after the death of a Contract Owner;
•
attributable to the Contract Owner becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or a Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
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Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
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Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reduction designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or
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deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
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Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death or disability,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for medical care,
6)
under a qualified domestic relations order (QDRO),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)
for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
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Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions over the greater of the Contact Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the required minimum distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $22,500 for 2023 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
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408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2023, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $73,000 and $83,000 for single filers and between $116,000 and $136,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $218,000 and $228,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $138,000 and $153,000 for single taxpayers and those taxpayers filing as Head of Household, between $218,000 and $228,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $15,500 for 2023 and is indexed for inflation in future years. Additional catch-up contributions up to $3,500 for 2023, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $22,500 for 2023 or 25% of compensation, whichever is less. The additional catch-up amount, up to $7,500 for 2023, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $22,500 for 2023 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction
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contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
40

Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of Horace Mann Investors, Inc (“HM Investors”). In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•
Providing HMLIC or an affiliate with access to association members;
•
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
41

Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
42

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contracts. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS2MS2. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.69%	-14.79%	3.04%	5.26%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.76%	-16.64%	3.84%	6.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.84%	-17.89%	5.12%	8.11%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.42%	5.63%	8.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.46%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.44%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.69%*	-9.67%	1.79%	2.79%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	-14.04%	3.68%	5.53%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	-15.25%	4.20%	6.49%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.93%*	-15.79%	4.79%	7.28%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.97%*	-17.19%	5.55%	8.61%
43

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.75%*	-8.69%	6.84%	11.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.35%	-18.42%	9.03%	12.17%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.67%	-18.69%	10.25%	13.21%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Mid Blend	Calvert VP S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	-13.51%	6.16%	10.12%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(1) / Allspring Global Investments, LLC	1.15%*	-37.85%	4.40%	9.38%
Small Value	JPMorgan Small Cap Value Fund(3) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	-13.65%	4.25%	7.95%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.60%*	-16.65%	5.29%	10.20%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	-28.85%	8.54%	11.23%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-35.98%	8.23%	10.86%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(1)(2) / Fidelity Management & Research Co.	1.02%	-24.68%	2.35%	5.48%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
44

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	-27.69%	1.45%	4.85%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.65%	-13.21%	0.38%	1.28%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	-10.56%	2.35%	3.85%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.87%*	-5.13%	-2.41%	-0.89%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	-13.13%	-0.12
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	-13.97%	2.83%	5.69%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.32%	-17.83%	2.46%	5.20%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	1.58%	1.17%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/VS2MS2
(1)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(3)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
45

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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2023. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contracts and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company

P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002950, C000002952, C000007664
IA-009922 (5/23)

May 1, 2023
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2023. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2023

General Information And History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
3

Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $7,100,627, $7,318,653 and $5,706,797 at December 31, 2022, 2021 and 2020.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $387,012.36, $402,082.60, and $404,905.84 in 2020, 2021 and 2022.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2022, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2022 and 2021, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2022 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.
4

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Separate Account's auditor since 1989.
/s/ KPMG LLP
Chicago, Illinois
April 14, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.
5

Appendix
Statements of net assets as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Alger Mid Cap Growth Portfolio Class I-2
Allspring VT Discovery Fund
American Funds IS Washington Mutual Investor Fund Class 1
American Funds IS Washington Mutual Investor Fund Class 4
American Funds IS Growth Fund Class 4
American Funds IS International Growth & Income Fund Class 1
American Funds IS Managed Risk Allocation Fund Class P2
American Funds IS New World Fund Class 1
American Funds IS New World Fund Class 4
American Funds IS Government Securities Class 1
BlackRock High Yield V.I. Fund Class I
BlackRock High Yield V.I. Fund Class III
BNY Mellon Small Cap Stock Index Portfolio Service Shares
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
Calvert VP SRI Balanced Portfolio Class I
Clearbridge Variable Small Cap Growth Portfolio Class I
DFA VA U.S. Targeted Value Portfolio
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2020 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2030 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2040 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2050 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2060 Portfolio Initial Class
Fidelity VIP Freedom 2065 Portfolio SC2
Fidelity VIP Freedom Income Portfolio Initial Class
Fidelity VIP FundsManager 20% Portfolio SC2
Fidelity VIP FundsManager 50% Portfolio SC2
Fidelity VIP FundsManager 60% Portfolio SC2
Fidelity VIP FundsManager 70% Portfolio SC2
Fidelity VIP FundsManager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
Goldman Sachs Government Money Market Fund Institutional Shares
Janus Henderson VIT Enterprise Portfolio Institutional Shares
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio VC Shares
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class
MFS VIT International Growth Portfolio SC
MFS VIT Mid Cap Value Portfolio Initial Class
MFS VIT Mid Cap Value Portfolio SC
MFS VIT New Discovery Series Initial Class
Putnam VT Sustainable Leaders Fund IA Shares
T. Rowe Price Blue Chip Growth Portfolio Investor Class
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small-Cap Value Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Templeton Global Bond VIP Fund Class 1
Templeton Global Bond VIP Fund Class 4
Vanguard 500 Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard Mid-Cap Growth Index Fund
Vanguard REIT Index Fund Admiral Shares
Vanguard Selected Value Fund Investor Shares
Vanguard Small-Cap Index Fund Admiral Shares
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement Income Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
6

Vanguard VIF REIT Index Portfolio
Vanguard VIF Short-Term Investment Grade Bond
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Wilshire VIT Global Allocation Fund
Statements of net assets as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for the period from May 1, 2021 (inception) to December 31, 2022.
Fidelity VIP Investment Grade Bond Portfolio Initial Class
7

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
ASSETS
Investments at market value	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
TOTAL ASSETS	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
NET ASSETS
Active Contracts	$214,935	$32,818,316	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
Payout Contracts	$–	$165,142	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
INVESTMENTS
Cost of investments	$364,821	$51,531,887	$3,604,095	$31,334,611	$49,800,701	$3,107,381	$9,968,804	$1,042,444
Unrealized appreciation (depreciation) on investments	$(149,886)	$(18,548,429)	$(428,527)	$(2,584,541)	$(7,654,963)	$(1,066,222)	$(700,128)	$(216,786)
Number of shares in underlying mutual funds	15,712	1,936,786	250,242	2,329,827	572,321	228,318	766,640	37,025
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	59,863	–	223,150	32,794	–	110,955	–
M&E Rate .0125	6,823	592,784	150,379	898,855	185,813	121,640	481,590	30,459
M&E Rate .0145	–	622	–	2,234	463	–	2,069	–
M&E Rate .0155	–	1,866	–	758	436	–	278	–
M&E Rate .0165	–	3,065	–	6,922	1,740	–	2,518	–
Retired Payout	–	9,697	–	–	–	–	–	–
Total Units	6,823	667,897	150,379	1,131,919	221,246	121,640	597,410	30,459
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$52.30	$–	$25.95	$194.93	$–	$15.85	$–
M&E Rate .0125	$31.50	$49.64	$21.12	$25.27	$189.80	$16.78	$15.44	$27.11
M&E Rate .0145	$–	$48.59	$–	$24.73	$186.08	$–	$15.01	$–
M&E Rate .0155	$–	$47.78	$–	$24.50	$184.41	$–	$14.73	$–
M&E Rate .0165	$–	$47.06	$–	$24.38	$183.04	$–	$14.88	$–
Retired Payout	$–	$17.03	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,579	$257,679,527	$7,371,171	$2,571,460
TOTAL ASSETS	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,579	$257,679,527	$7,371,171	$2,571,460
NET ASSETS
Active Contracts	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,440,666	$257,679,527	$7,371,171	$2,571,460
Payout Contracts	$–	$–	$–	$–	$141,914	$–	$–	$–
TOTAL NET ASSETS	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,580	$257,679,527	$7,371,171	$2,571,460
INVESTMENTS
Cost of investments	$16,908,180	$2,712,874	$1,785,025	$1,889,700	$140,289,034	$251,321,140	$8,748,702	$3,604,773
Unrealized appreciation (depreciation) on investments	$(1,064,353)	$(333,264)	$(209,922)	$(222,867)	$2,293,546	$6,358,387	$(1,377,531)	$(1,033,313)
Number of shares in underlying mutual funds	725,450	238,199	244,202	258,424	8,260,868	2,363,165	3,560,952	101,921
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	63,834	–	–	36,637	187,113	62,254	–	6,976
M&E Rate .0125	456,270	203,671	196,076	172,516	3,189,264	1,381,864	2,846,090	65,130
M&E Rate .0145	1,694	–	–	118	6,919	2,225	–	32
M&E Rate .0155	1,755	–	–	22	4,678	2,760	–	3,144
M&E Rate .0165	4,799	–	–	90	5,569	3,608	–	2,065
Retired Payout	–	–	–	–	8,222	–	–	–
Total Units	528,352	203,671	196,076	209,383	3,401,765	1,452,711	2,846,090	77,347
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$30.71	$–	$–	$8.12	$43.64	$184.52	$–	$33.63
M&E Rate .0125	$29.90	$11.68	$8.08	$7.98	$41.89	$177.09	$2.59	$33.23
M&E Rate .0145	$29.59	$–	$–	$7.79	$40.43	$176.08	$–	$33.26
M&E Rate .0155	$29.02	$–	$–	$7.67	$39.93	$172.09	$–	$32.88
M&E Rate .0165	$28.82	$–	$–	$7.62	$39.38	$168.22	$–	$33.01
Retired Payout	$–	$–	$–	$–	$17.26	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
TOTAL ASSETS	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
NET ASSETS
Active Contracts	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
INVESTMENTS
Cost of investments	$651,826	$3,028,319	$997,810	$2,186,709	$14,310,483	$1,711,591	$1,976,718	$27,334,429
Unrealized appreciation (depreciation) on investments	$31,421	$(547,831)	$(204,770)	$(330,393)	$(1,518,943)	$(295,411)	$(254,599)	$(1,315,509)
Number of shares in underlying mutual funds	33,264	227,986	68,602	135,201	941,246	103,220	75,831	1,156,911
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	44,173	–	–	85,755	–	–	61,967
M&E Rate .0125	24,064	109,543	49,384	108,795	620,143	80,929	60,862	805,824
M&E Rate .0145	–	8	–	–	5,272	–	–	4,032
M&E Rate .0155	–	8	–	–	745	–	–	1,566
M&E Rate .0165	–	1,095	–	–	5,288	–	–	5,253
Retired Payout	–	–	–	–	–	–	–	–
Total Units	24,064	154,827	49,384	108,795	717,203	80,929	60,862	878,642
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$16.31	$–	$–	$18.21	$–	$–	$30.23
M&E Rate .0125	$28.39	$15.91	$16.06	$17.06	$17.79	$17.50	$28.30	$29.57
M&E Rate .0145	$–	$16.12	$–	$–	$17.51	$–	$–	$29.26
M&E Rate .0155	$–	$15.49	$–	$–	$17.43	$–	$–	$28.97
M&E Rate .0165	$–	$15.61	$–	$–	$17.24	$–	$–	$28.71
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
TOTAL ASSETS	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
NET ASSETS
Active Contracts	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
INVESTMENTS
Cost of investments	$454,170	$969,548	$19,403,956	$416,973	$103,434	$519,084	$8,809	$106,852
Unrealized appreciation (depreciation) on investments	$(49,166)	$(104,578)	$(447,183)	$(58,316)	$(9,908)	$(101,907)	$(1,871)	$(18,344)
Number of shares in underlying mutual funds	18,776	39,769	879,257	18,262	8,549	38,238	641	8,326
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	47,252	–	13	63	–	45
M&E Rate .0125	14,679	31,652	608,439	14,490	7,649	25,118	568	7,256
M&E Rate .0145	–	–	57	–	13	9,356	–	13
M&E Rate .0155	–	–	5	–	13	13	–	13
M&E Rate .0165	–	–	2,281	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	14,679	31,652	658,034	14,490	7,701	34,563	568	7,340
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$29.45	$–	$12.46	$12.28	$–	$12.31
M&E Rate .0125	$27.59	$27.33	$28.76	$24.75	$12.15	$12.12	$12.22	$12.06
M&E Rate .0145	$–	$–	$28.77	$–	$11.98	$11.95	$–	$11.85
M&E Rate .0155	$–	$–	$28.05	$–	$11.96	$11.86	$–	$11.83
M&E Rate .0165	$–	$–	$27.94	$–	$11.95	$11.86	$–	$11.82
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
TOTAL ASSETS	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
NET ASSETS
Active Contracts	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,845,580	$984,489
Payout Contracts	$–	$–	$–	$–	$–	$–	$107,761	$–
TOTAL NET ASSETS	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
INVESTMENTS
Cost of investments	$3,245,963	$4,558,102	$13,074,116	$51,491,454	$47,420,861	$31,001,213	$365,946,050	$1,096,515
Unrealized appreciation (depreciation) on investments	$(467,831)	$(448,581)	$(1,971,917)	$(8,500,675)	$(5,915,709)	$(4,460,683)	$200,007,291	$(112,026)
Number of shares in underlying mutual funds	261,841	410,542	1,079,980	4,970,032	3,889,892	2,551,974	1,530,845	91,156
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	307	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	129,363	106,750	233,582	289,803	100,104	63,240	–
M&E Rate .0125	228,449	202,657	570,027	2,537,240	2,037,022	1,322,954	1,134,925	83,667
M&E Rate .0145	–	2,786	11,987	20,962	1,975	671	2,668	–
M&E Rate .0155	–	23	5,774	4,720	1,068	214	1,974	–
M&E Rate .0165	–	23	19,305	12,874	43,953	6,408	3,879	–
Retired Payout	–	–	–	–	–	–	291	–
Total Units	228,449	334,852	713,843	2,809,378	2,373,821	1,430,351	1,207,284	83,667
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$425.71	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$12.44	$15.89	$15.64	$17.86	$18.96	$484.69	$–
M&E Rate .0125	$12.16	$12.17	$15.51	$15.28	$17.44	$18.53	$468.15	$11.77
M&E Rate .0145	$–	$12.11	$15.17	$15.06	$17.20	$18.39	$448.29	$–
M&E Rate .0155	$–	$12.02	$15.29	$15.06	$17.20	$18.27	$443.89	$–
M&E Rate .0165	$–	$12.03	$15.19	$14.88	$16.98	$18.15	$432.62	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$369.70	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
ASSETS
Investments at market value	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
TOTAL ASSETS	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
NET ASSETS
Active Contracts	$33,871,444	$63,297,345	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
Payout Contracts	$22,756	$134,514	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
INVESTMENTS
Cost of investments	$40,812,917	$55,041,728	$22,291,710	$14,484,626	$419,663	$39,870,654	$4,354,166	$11,088,900
Unrealized appreciation (depreciation) on investments	$(6,918,717)	$8,390,131	$(3,168,658)	$–	$(61,210)	$4,530,855	$(626,272)	$(3,517,891)
Number of shares in underlying mutual funds	3,237,270	2,958,576	1,178,980	14,484,626	5,152	1,405,556	169,913	341,806
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	179,051	111,646	96,665	1,150,807	–	47,738	12,886	25,838
M&E Rate .0125	1,386,975	1,715,627	781,506	13,206,678	3,526	778,331	88,444	154,851
M&E Rate .0145	12,294	5,759	3,361	54,380	–	214	62	204
M&E Rate .0155	3,306	3,992	2,603	129,569	–	2,377	163	378
M&E Rate .0165	18,181	7,858	6,184	148,769	–	1,438	120	3,451
Retired Payout	2,173	6,274	–	–	–	–	–	–
Total Units	1,601,980	1,851,156	890,319	14,690,203	3,526	830,098	101,675	184,722
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$22.51	$36.56	$21.93	$1.01	$–	$55.57	$37.43	$42.07
M&E Rate .0125	$21.14	$34.22	$21.43	$0.98	$101.66	$53.37	$36.56	$40.85
M&E Rate .0145	$15.83	$29.64	$20.91	$1.00	$–	$52.93	$36.06	$40.19
M&E Rate .0155	$15.57	$29.17	$20.96	$1.00	$–	$52.42	$35.86	$39.71
M&E Rate .0165	$15.32	$28.66	$20.84	$1.00	$–	$51.90	$35.51	$39.30
Retired Payout	$10.47	$21.44	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
TOTAL ASSETS	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
NET ASSETS
Active Contracts	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
INVESTMENTS
Cost of investments	$993,357	$2,861,700	$538,951	$5,417,390	$2,570,106	$4,447,866	$3,819,744	$4,330,863
Unrealized appreciation (depreciation) on investments	$(190,463)	$(303,094)	$(24,256)	$302,961	$(955,217)	$(791,357)	$(1,212,448)	$(889,855)
Number of shares in underlying mutual funds	91,446	194,571	56,006	631,385	142,784	107,323	84,269	100,292
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	11,858	–	55,750	–	–	–	–
M&E Rate .0125	43,494	142,053	40,645	295,772	78,855	77,594	68,959	95,405
M&E Rate .0145	–	1,502	–	10	–	–	–	–
M&E Rate .0155	–	412	–	1,071	–	–	–	–
M&E Rate .0165	–	7	–	1,229	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	43,494	155,832	40,645	353,832	78,855	77,594	68,959	95,405
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$16.61	$–	$16.49	$–	$–	$–	$–
M&E Rate .0125	$18.46	$16.40	$12.66	$16.11	$20.48	$47.12	$37.81	$36.07
M&E Rate .0145	$–	$16.51	$–	$15.58	$–	$–	$–	$–
M&E Rate .0155	$–	$16.25	$–	$15.76	$–	$–	$–	$–
M&E Rate .0165	$–	$16.20	$–	$15.69	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
TOTAL ASSETS	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
NET ASSETS
Active Contracts	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
INVESTMENTS
Cost of investments	$16,928,732	$1,802,034	$1	$32,523,241	$1,559,173	$13,709,056	$4,386,637	$2,989,388
Unrealized appreciation (depreciation) on investments	$237,243	$(336,588)	$–	$(8,210,897)	$(292,951)	$(4,208,939)	$(694,655)	$(12,414)
Number of shares in underlying mutual funds	525,275	92,809	–	394,617	179,098	205,053	458,631	271,374
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	357,442	71,694	–	287,784	173,230	114,620	419,684	256,172
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	357,442	71,694	–	287,784	173,230	114,620	419,684	256,172
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$48.02	$20.44	$–	$84.48	$7.31	$82.88	$8.80	$11.62
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
TOTAL ASSETS	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
NET ASSETS
Active Contracts	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
INVESTMENTS
Cost of investments	$3,886,995	$3,319,984	$266,287	$4,815,924	$98,572,199	$16,457,927	$5,776,356	$19,990,179
Unrealized appreciation (depreciation) on investments	$(270,877)	$(405,354)	$(46,642)	$(890,833)	$13,293,440	$(407,399)	$(646,471)	$(531,878)
Number of shares in underlying mutual funds	75,493	266,420	16,703	307,368	315,906	1,187,169	158,281	192,943
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	41,381	–	–	–	–
M&E Rate .0125	59,204	225,941	15,179	168,965	306,365	1,072,292	143,520	192,195
M&E Rate .0145	–	–	–	1,115	–	–	–	–
M&E Rate .0155	–	–	–	3,169	–	–	–	–
M&E Rate .0165	–	–	–	3,175	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	59,204	225,941	15,179	217,805	306,365	1,072,292	143,520	192,195
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$18.63	$–	$–	$–	$–
M&E Rate .0125	$61.08	$12.90	$14.47	$17.91	$365.14	$14.97	$35.74	$101.24
M&E Rate .0145	$–	$–	$–	$17.44	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$17.20	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$17.01	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
ASSETS
Investments at market value	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
TOTAL ASSETS	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
NET ASSETS
Active Contracts	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
INVESTMENTS
Cost of investments	$2,329,626	$13,194,354	$16,874,664	$8,537,888	$8,162,735	$18,082,026	$13,120,986	$29,826,393
Unrealized appreciation (depreciation) on investments	$–	$(1,419,860)	$(5,250,203)	$(472,655)	$(301,572)	$1,093,244	$(2,777,026)	$(4,700,305)
Number of shares in underlying mutual funds	2,329,626	2,286,309	617,994	69,010	314,698	218,049	407,885	1,506,360
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	2,343,743	1,841,581	349,061	59,346	188,440	215,427	293,732	1,193,023
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	2,343,743	1,841,581	349,061	59,346	188,440	215,427	293,732	1,193,023
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$0.99	$6.40	$33.30	$135.90	$41.72	$89.01	$35.22	$21.06
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
ASSETS
Investments at market value	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
TOTAL ASSETS	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
NET ASSETS
Active Contracts	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
INVESTMENTS
Cost of investments	$41,222,455	$39,185,898	$35,334,227	$27,279,484	$27,766,496	$3,449,173	$3,597,470	$15,840,541
Unrealized appreciation (depreciation) on investments	$(6,520,534)	$(6,038,047)	$(5,764,071)	$(2,964,888)	$(2,579,138)	$(430,130)	$(399,388)	$(2,191,475)
Number of shares in underlying mutual funds	1,106,214	1,713,067	869,710	1,065,495	666,332	71,592	82,361	1,115,120
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	894,698	1,360,674	690,015	885,181	568,886	64,584	77,458	943,804
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	894,698	1,360,674	690,015	885,181	568,886	64,584	77,458	943,804
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$38.79	$24.36	$42.85	$27.47	$44.27	$46.75	$41.29	$14.46
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
ASSETS
Investments at market value	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
TOTAL ASSETS	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
NET ASSETS
Active Contracts	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
INVESTMENTS
Cost of investments	$22,787,746	$10,371,780	$4,302,813	$2,094,814	$4,230,471	$1,298,155	$1,645,922	$1,103,562
Unrealized appreciation (depreciation) on investments	$(3,318,092)	$(377,025)	$(652,009)	$(490,285)	$(425,213)	$(141,391)	$(93,187)	$(241,200)
Number of shares in underlying mutual funds	2,053,761	196,980	204,756	71,249	177,982	100,326	156,526	58,347
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	4,237	–	–	–	–	–
M&E Rate .0125	1,912,180	167,137	190,979	50,637	121,633	78,792	153,731	30,102
M&E Rate .0145	–	–	865	–	–	–	–	–
M&E Rate .0155	–	–	6	–	–	–	–	–
M&E Rate .0165	–	–	33	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	1,912,180	167,137	196,120	50,637	121,633	78,792	153,731	30,102
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$18.82	$–	$–	$–	$–	$–
M&E Rate .0125	$10.18	$59.80	$18.61	$31.69	$31.28	$14.68	$10.10	$28.65
M&E Rate .0145	$–	$–	$19.03	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$17.13	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$18.98	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$3,509,796	$413,210,447
TOTAL ASSETS	$3,509,796	$413,210,447
NET ASSETS
Active Contracts	$3,509,796	$411,944,786
Payout Contracts	$–	$1,265,661
TOTAL NET ASSETS	$3,509,796	$413,210,447
INVESTMENTS
Cost of investments	$4,074,152	$499,194,346
Unrealized appreciation (depreciation) on investments	$(564,356)	$(85,983,899)
Number of shares in underlying mutual funds	340,096	26,675,943
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	6,332
M&E Rate .0029	–	82,445
M&E Rate .0039	–	24,050
M&E Rate .0095	–	220,266
M&E Rate .0125	318,779	11,701,063
M&E Rate .0145	–	77,874
M&E Rate .0155	–	16,247
M&E Rate .0165	–	43,231
Retired Payout	–	81,708
Total Units	318,779	12,253,216
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$44.67
M&E Rate .0029	$–	$26.62
M&E Rate .0039	$–	$26.40
M&E Rate .0095	$–	$36.24
M&E Rate .0125	$11.01	$33.91
M&E Rate .0145	$–	$30.08
M&E Rate .0155	$–	$29.60
M&E Rate .0165	$–	$29.12
Retired Payout	$–	$15.49
* T. Rowe Price Government Money's shares were terminated May 1, 2022 (liquidation). The Statement of Net Assets is from January 1, 2022 through April 30, 2022 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
INVESTMENT INCOME
Dividend income distribution	$–	$–	$67,998	$509,541	$50,004	$59,666	$215,229	$13,409
Investment Income	–	–	67,998	509,541	50,004	59,666	215,229	13,409
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	7,706	12,843,277	698,037	6,706,568	7,106,614	805,709	360,300	73,026
Net realized gain (loss) on investments	(11,596)	(1,259,549)	67,476	251,318	1,080,940	(25,968)	9,160	(5,302)
Net change in unrealized appreciation (depreciation) on investments	(118,547)	(31,880,960)	(1,112,483)	(10,305,739)	(26,912,471)	(1,098,037)	(2,135,060)	(292,263)
Net gain (loss) on investments	(122,437)	(20,297,232)	(346,970)	(3,347,853)	(18,724,917)	(318,296)	(1,765,600)	(224,539)
EXPENSES
Mortality and expense risk charge (Note 3)	(3,107)	(453,792)	(38,528)	(348,507)	(581,274)	(21,958)	(115,713)	(10,121)
Total Expenses	(3,107)	(453,792)	(38,528)	(348,507)	(581,274)	(21,958)	(115,713)	(10,121)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(125,544)	$(20,751,024)	$(317,500)	$(3,186,819)	$(19,256,187)	$(280,588)	$(1,666,084)	$(221,251)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$183,223	$95,615	$86,747	$87,983	$1,423,010	$2,524,622	$88,058	$–
Investment Income	183,223	95,615	86,747	87,983	1,423,010	2,524,622	88,058	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,496,165	–	–	–	19,054,707	28,574,492	698,300	55,353
Net realized gain (loss) on investments	288,938	(93,041)	(7,366)	(21,185)	1,128,165	2,993,402	62,030	(83,323)
Net change in unrealized appreciation (depreciation) on investments	(6,375,882)	(247,187)	(263,365)	(276,045)	(51,315,831)	(76,616,492)	(1,995,238)	(1,016,291)
Net gain (loss) on investments	(4,590,779)	(340,228)	(270,731)	(297,230)	(31,132,959)	(45,048,598)	(1,234,908)	(1,044,261)
EXPENSES
Mortality and expense risk charge (Note 3)	(197,913)	(26,854)	(20,340)	(20,770)	(1,895,229)	(3,355,304)	(85,575)	(33,979)
Total Expenses	(197,913)	(26,854)	(20,340)	(20,770)	(1,895,229)	(3,355,304)	(85,575)	(33,979)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,605,469)	$(271,467)	$(204,324)	$(230,017)	$(31,605,178)	$(45,879,280)	$(1,232,425)	$(1,078,240)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$8,604	$50,508	$17,066	$41,100	$245,664	$29,133	$31,227	$405,353
Investment Income	8,604	50,508	17,066	41,100	245,664	29,133	31,227	405,353
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	50,963	268,035	76,888	135,276	887,276	101,352	135,363	1,983,214
Net realized gain (loss) on investments	14,956	(46,319)	(3,913)	7,694	197,007	(912)	10,482	480,690
Net change in unrealized appreciation (depreciation) on investments	(97,267)	(713,156)	(232,715)	(584,211)	(3,878,802)	(412,054)	(552,858)	(8,447,387)
Net gain (loss) on investments	(31,348)	(491,440)	(159,740)	(441,241)	(2,794,519)	(311,614)	(407,013)	(5,983,483)
EXPENSES
Mortality and expense risk charge (Note 3)	(7,384)	(30,746)	(10,058)	(25,297)	(163,129)	(17,943)	(22,982)	(329,836)
Total Expenses	(7,384)	(30,746)	(10,058)	(25,297)	(163,129)	(17,943)	(22,982)	(329,836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,128)	$(471,678)	$(152,732)	$(425,438)	$(2,711,984)	$(300,424)	$(398,768)	$(5,907,966)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$6,913	$13,765	$275,321	$5,858	$1,315	$5,054	$99	$1,052
Investment Income	6,913	13,765	275,321	5,858	1,315	5,054	99	1,052
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	35,552	52,466	1,641,485	25,616	187	21,343	1,362	4,954
Net realized gain (loss) on investments	3,282	1,763	214,377	(1,322)	(48)	(4,661)	(5,172)	(205)
Net change in unrealized appreciation (depreciation) on investments	(133,819)	(243,534)	(6,255,099)	(99,172)	(10,202)	(104,045)	(1,728)	(24,951)
Net gain (loss) on investments	(94,985)	(189,305)	(4,399,237)	(74,878)	(10,063)	(87,363)	(5,538)	(20,202)
EXPENSES
Mortality and expense risk charge (Note 3)	(5,167)	(11,042)	(236,048)	(4,306)	(979)	(5,291)	(239)	(1,136)
Total Expenses	(5,167)	(11,042)	(236,048)	(4,306)	(979)	(5,291)	(239)	(1,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(93,239)	$(186,582)	$(4,359,964)	$(73,326)	$(9,727)	$(87,600)	$(5,678)	$(20,286)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$66,848	$93,536	$219,429	$762,532	$644,544	$271,616	$7,421,217	$22,959
Investment Income	66,848	93,536	219,429	762,532	644,544	271,616	7,421,217	22,959
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	100,821	290,209	1,997,714	8,134,314	8,015,631	5,903,436	4,890,919	25,637
Net realized gain (loss) on investments	(87,062)	(41,954)	(101,910)	(1,059,166)	(48,507)	(120,842)	18,101,650	(48,382)
Net change in unrealized appreciation (depreciation) on investments	(457,186)	(813,471)	(3,965,277)	(15,964,153)	(16,545,695)	(11,726,811)	(163,735,517)	(95,626)
Net gain (loss) on investments	(443,427)	(565,216)	(2,069,473)	(8,889,005)	(8,578,571)	(5,944,217)	(140,742,948)	(118,371)
EXPENSES
Mortality and expense risk charge (Note 3)	(34,939)	(50,236)	(142,784)	(564,215)	(531,194)	(347,590)	(7,609,759)	(9,103)
Total Expenses	(34,939)	(50,236)	(142,784)	(564,215)	(531,194)	(347,590)	(7,609,759)	(9,103)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(411,518)	$(521,916)	$(1,992,828)	$(8,690,688)	$(8,465,221)	$(6,020,191)	$(140,931,490)	$(104,515)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
INVESTMENT INCOME
Dividend income distribution	$761,459	$565,396	$246,843	$233,641	$776	$255,611	$34,976	$–
Investment Income	761,459	565,396	246,843	233,641	776	255,611	34,976	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	2,011,596	607,054	675,298	–	62,742	7,074,402	311,774	–
Net realized gain (loss) on investments	(615,261)	1,424,061	(156,102)	–	(2,243)	3,492,082	18,826	43,960
Net change in unrealized appreciation (depreciation) on investments	(7,596,709)	(23,106,598)	(8,131,680)	–	(137,988)	(21,584,785)	(931,220)	(4,329,935)
Net gain (loss) on investments	(6,200,374)	(21,075,483)	(7,612,484)	–	(77,489)	(11,018,301)	(600,620)	(4,285,975)
EXPENSES
Mortality and expense risk charge (Note 3)	(447,003)	(804,650)	(267,120)	(124,433)	(4,951)	(601,033)	(45,591)	(102,241)
Total Expenses	(447,003)	(804,650)	(267,120)	(124,433)	(4,951)	(601,033)	(45,591)	(102,241)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,885,918)	$(21,314,737)	$(7,632,761)	$109,208	$(81,664)	$(11,363,723)	$(611,235)	$(4,388,216)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$6,209	$9,417	$5,091	$45,862	$–	$23,659	$–	$16,247
Investment Income	6,209	9,417	5,091	45,862	–	23,659	–	16,247
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	184,941	140,833	42,437	482,081	484,572	420,869	137,968	23,334
Net realized gain (loss) on investments	(2,978)	(3,439)	16,438	81,751	(196,100)	50,230	43,031	(32,849)
Net change in unrealized appreciation (depreciation) on investments	(343,683)	(514,272)	(114,527)	(1,141,142)	(781,227)	(1,313,881)	(1,660,105)	(918,782)
Net gain (loss) on investments	(161,720)	(376,878)	(55,652)	(577,310)	(492,755)	(842,782)	(1,479,106)	(928,297)
EXPENSES
Mortality and expense risk charge (Note 3)	(9,693)	(28,777)	(6,396)	(67,786)	(17,953)	(40,358)	(36,627)	(41,994)
Total Expenses	(9,693)	(28,777)	(6,396)	(67,786)	(17,953)	(40,358)	(36,627)	(41,994)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(165,204)	$(396,238)	$(56,957)	$(599,234)	$(510,708)	$(859,481)	$(1,515,733)	$(954,044)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$333,401	$26,860	$4,133	$–	$23,389	$–	$91,542	$67,001
Investment Income	333,401	26,860	4,133	–	23,389	–	91,542	67,001
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	729,123	57,836	–	834,953	–	428,720	–	2,281
Net realized gain (loss) on investments	82,170	(3,327)	11,684	91,166	(18,461)	(76,695)	(27,977)	20,360
Net change in unrealized appreciation (depreciation) on investments	(1,694,886)	(565,867)	–	(15,139,160)	(315,520)	(5,264,628)	(704,629)	(608,608)
Net gain (loss) on investments	(883,593)	(511,358)	11,684	(14,213,041)	(333,981)	(4,912,603)	(732,606)	(585,967)
EXPENSES
Mortality and expense risk charge (Note 3)	(203,551)	(19,368)	(70,305)	(328,926)	(16,561)	(122,352)	(49,956)	(36,970)
Total Expenses	(203,551)	(19,368)	(70,305)	(328,926)	(16,561)	(122,352)	(49,956)	(36,970)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(753,743)	$(503,866)	$(54,488)	$(14,541,967)	$(327,153)	$(5,034,955)	$(691,020)	$(555,936)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$13,124	$102,143	$–	$–	$1,772,652	$434,068	$195,089	$212,309
Investment Income	13,124	102,143	–	–	1,772,652	434,068	195,089	212,309
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	169,730	39,257	–	–	–	–	–	–
Net realized gain (loss) on investments	12,321	(37,014)	(5,693)	(205,097)	1,298,051	(65,991)	(31,177)	264,737
Net change in unrealized appreciation (depreciation) on investments	(985,520)	(446,822)	(5,450)	(36,264)	(25,573,289)	(2,896,764)	(1,157,507)	(6,514,643)
Net gain (loss) on investments	(803,469)	(444,579)	(11,143)	(241,361)	(24,275,238)	(2,962,755)	(1,188,684)	(6,249,906)
EXPENSES
Mortality and expense risk charge (Note 3)	(46,985)	(37,894)	(2,757)	(50,618)	(1,378,555)	(188,333)	(62,966)	(239,870)
Total Expenses	(46,985)	(37,894)	(2,757)	(50,618)	(1,378,555)	(188,333)	(62,966)	(239,870)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(837,330)	$(380,330)	$(13,900)	$(291,979)	$(23,881,141)	$(2,717,020)	$(1,056,561)	$(6,277,467)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
INVESTMENT INCOME
Dividend income distribution	$33,458	$616,018	$30,268	$297,890	$122,024	$277,126	$254,619	$538,998
Investment Income	33,458	616,018	30,268	297,890	122,024	277,126	254,619	538,998
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	793,355	–	237,541	184,428
Net realized gain (loss) on investments	–	(172,639)	(444,038)	157,138	(16,685)	193,447	(210,927)	(33,466)
Net change in unrealized appreciation (depreciation) on investments	–	(1,682,989)	(4,269,263)	(3,161,568)	(1,536,282)	(4,092,671)	(1,984,853)	(4,517,363)
Net gain (loss) on investments	–	(1,855,628)	(4,713,301)	(3,004,430)	(759,612)	(3,899,224)	(1,958,239)	(4,366,401)
EXPENSES
Mortality and expense risk charge (Note 3)	(25,634)	(153,565)	(153,006)	(107,906)	(97,189)	(230,753)	(134,503)	(285,129)
Total Expenses	(25,634)	(153,565)	(153,006)	(107,906)	(97,189)	(230,753)	(134,503)	(285,129)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,824	$(1,393,175)	$(4,836,039)	$(2,814,446)	$(734,777)	$(3,852,851)	$(1,838,123)	$(4,112,532)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
INVESTMENT INCOME
Dividend income distribution	$693,398	$670,544	$604,028	$502,806	$523,223	$61,866	$65,193	$357,688
Investment Income	693,398	670,544	604,028	502,806	523,223	61,866	65,193	357,688
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	163,266	202,130	145,754	147,490	62,702	2,634	–	50,452
Net realized gain (loss) on investments	(92,516)	(30,163)	(17,529)	56,115	45,462	(9,539)	1,691	(204,832)
Net change in unrealized appreciation (depreciation) on investments	(6,653,891)	(6,559,901)	(6,034,888)	(4,940,623)	(5,003,376)	(373,192)	(461,453)	(2,067,860)
Net gain (loss) on investments	(6,583,141)	(6,387,934)	(5,906,663)	(4,737,018)	(4,895,212)	(380,097)	(459,762)	(2,222,240)
EXPENSES
Mortality and expense risk charge (Note 3)	(418,020)	(392,621)	(352,027)	(280,239)	(289,404)	(25,944)	(29,946)	(171,456)
Total Expenses	(418,020)	(392,621)	(352,027)	(280,239)	(289,404)	(25,944)	(29,946)	(171,456)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,307,763)	$(6,110,011)	$(5,654,662)	$(4,514,451)	$(4,661,393)	$(344,175)	$(424,515)	$(2,036,008)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$477,085	$134,192	$101,440	$21,110	$43,027	$24,808	$20,514	$2,641
Investment Income	477,085	134,192	101,440	21,110	43,027	24,808	20,514	2,641
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	15,316	448,704	37,464	312,945	408,181	56,033	9,791	283,189
Net realized gain (loss) on investments	(76,737)	386,805	(115,235)	(5,358)	(5,036)	12,162	(27,273)	(49,693)
Net change in unrealized appreciation (depreciation) on investments	(3,279,174)	(3,098,336)	(557,702)	(940,751)	(1,260,856)	(494,116)	(79,777)	(548,782)
Net gain (loss) on investments	(3,340,595)	(2,262,827)	(635,473)	(633,164)	(857,711)	(425,921)	(97,259)	(315,286)
EXPENSES
Mortality and expense risk charge (Note 3)	(249,297)	(127,517)	(46,188)	(20,047)	(47,531)	(15,964)	(17,577)	(12,043)
Total Expenses	(249,297)	(127,517)	(46,188)	(20,047)	(47,531)	(15,964)	(17,577)	(12,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,112,807)	$(2,256,152)	$(580,221)	$(632,101)	$(862,215)	$(417,077)	$(94,322)	$(324,688)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2022
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$73,812	$15,752,612
Investment Income	73,812	15,752,612
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	26,191	55,967,635
Net realized gain (loss) on investments	(92,086)	(1,740,815)
Net change in unrealized appreciation (depreciation) on investments	(525,661)	(164,401,078)
Net gain (loss) on investments	(591,556)	(110,174,258)
EXPENSES
Mortality and expense risk charge (Note 3)	(45,110)	(5,538,679)
Total Expenses	(45,110)	(5,538,679)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(562,854)	$(99,960,325)
* T. Rowe Price Government Money's shares were terminated May 1, 2022 (liquidation). The Statement of Operations is from January 1, 2022 through April 30, 2022 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$–	$–	$67,998	$509,541	$50,004	$59,666	$215,229	$13,409
Capital gain distribution	7,706	12,843,277	698,037	6,706,568	7,106,614	805,709	360,300	73,026
Net realized gain (loss) on investments	(11,596)	(1,259,549)	67,476	251,318	1,080,940	(25,968)	9,160	(5,302)
Net change in unrealized appreciation (depreciation) on investments	(118,547)	(31,880,960)	(1,112,483)	(10,305,739)	(26,912,471)	(1,098,037)	(2,135,060)	(292,263)
Mortality and expense risk charge (Note 3)	(3,107)	(453,792)	(38,528)	(348,507)	(581,274)	(21,958)	(115,713)	(10,121)
Net increase (decrease) in net assets resulting from operations	(125,544)	(20,751,024)	(317,500)	(3,186,819)	(19,256,187)	(280,588)	(1,666,084)	(221,251)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	13,736	1,415,562	500,922	1,433,230	2,258,934	428,925	471,037	78,637
Net transfer from (to) fixed accumulation account	(7,205)	151,759	230,927	(388,152)	(758,610)	178,365	61,742	24,825
Transfer between funds	13,513	864,200	(97,189)	283,229	810,018	54,947	210,567	47,905
Payments to contract owners	(12,532)	(2,493,667)	(320,857)	(2,384,315)	(3,860,546)	(84,944)	(733,744)	(41,673)
Annual maintenance charge (Note 3)	(145)	(1,915)	(1,080)	(14,027)	(21,494)	(1,950)	(3,181)	(278)
Surrender charges (Note 3)	–	(3,121)	–	(4,906)	(7,201)	–	(1,409)	–
Mortality guarantee adjustment	–	(1,643)	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	7,367	(68,825)	312,723	(1,074,941)	(1,578,899)	575,343	5,012	109,416
TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,177)	(20,819,849)	(4,777)	(4,261,760)	(20,835,086)	294,755	(1,661,072)	(111,835)
Net Assets:
Beginning of period	333,112	53,803,307	3,180,345	33,011,830	62,980,824	1,746,404	10,929,748	937,493
End of period	$214,935	$32,983,458	$3,175,568	$28,750,070	$42,145,738	$2,041,159	$9,268,676	$825,658
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$183,223	$95,615	$86,747	$87,983	$1,423,010	$2,524,622	$88,058	$–
Capital gain distribution	1,496,165	–	–	–	19,054,707	28,574,492	698,300	55,353
Net realized gain (loss) on investments	288,938	(93,041)	(7,366)	(21,185)	1,128,165	2,993,402	62,030	(83,323)
Net change in unrealized appreciation (depreciation) on investments	(6,375,882)	(247,187)	(263,365)	(276,045)	(51,315,831)	(76,616,492)	(1,995,238)	(1,016,291)
Mortality and expense risk charge (Note 3)	(197,913)	(26,854)	(20,340)	(20,770)	(1,895,229)	(3,355,304)	(85,575)	(33,979)
Net increase (decrease) in net assets resulting from operations	(4,605,469)	(271,467)	(204,324)	(230,017)	(31,605,178)	(45,879,280)	(1,232,425)	(1,078,240)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	989,248	978,287	142,357	74,034	4,442,889	7,685,933	1,444,511	125,755
Net transfer from (to) fixed accumulation account	36,925	4,973	48,674	(1,708)	(2,233,356)	(4,623,824)	423,698	73,718
Transfer between funds	503,658	(62,517)	(22,155)	278,830	(569,256)	(1,745,927)	270,791	56,222
Payments to contract owners	(869,569)	(408,550)	(129,705)	(178,091)	(8,715,758)	(15,331,548)	(387,149)	(217,417)
Annual maintenance charge (Note 3)	(952)	(1,779)	(620)	(225)	(13,328)	(39,532)	(4,154)	(125)
Surrender charges (Note 3)	(2,260)	–	–	(5)	(4,969)	(6,898)	–	(63)
Mortality guarantee adjustment	–	–	–	–	3,573	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	657,050	510,414	38,551	172,835	(7,090,205)	(14,061,796)	1,747,697	38,090
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,948,419)	238,947	(165,773)	(57,182)	(38,695,383)	(59,941,076)	515,272	(1,040,150)
Net Assets:
Beginning of period	19,792,246	2,140,663	1,740,876	1,724,015	181,277,963	317,620,603	6,855,899	3,611,610
End of period	$15,843,827	$2,379,610	$1,575,103	$1,666,833	$142,582,580	$257,679,527	$7,371,171	$2,571,460
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$8,604	$50,508	$17,066	$41,100	$245,664	$29,133	$31,227	$405,353
Capital gain distribution	50,963	268,035	76,888	135,276	887,276	101,352	135,363	1,983,214
Net realized gain (loss) on investments	14,956	(46,319)	(3,913)	7,694	197,007	(912)	10,482	480,690
Net change in unrealized appreciation (depreciation) on investments	(97,267)	(713,156)	(232,715)	(584,211)	(3,878,802)	(412,054)	(552,858)	(8,447,387)
Mortality and expense risk charge (Note 3)	(7,384)	(30,746)	(10,058)	(25,297)	(163,129)	(17,943)	(22,982)	(329,836)
Net increase (decrease) in net assets resulting from operations	(30,128)	(471,678)	(152,732)	(425,438)	(2,711,984)	(300,424)	(398,768)	(5,907,966)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	158,584	120,405	91,580	263,771	1,225,693	563,088	430,859	2,085,879
Net transfer from (to) fixed accumulation account	55,589	(34,214)	7,736	(234,955)	(766,924)	(26,611)	(6,799)	(502,793)
Transfer between funds	(35,655)	(50,320)	7,501	(111)	802,383	5,091	(10,852)	489,486
Payments to contract owners	(23,171)	(48,340)	(34,863)	(132,929)	(1,397,672)	(278,098)	(114,191)	(1,225,389)
Annual maintenance charge (Note 3)	(204)	(800)	(412)	(948)	(6,307)	(807)	(906)	(13,917)
Surrender charges (Note 3)	–	–	–	–	(9,561)	–	–	(9,263)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	155,143	(13,269)	71,542	(105,172)	(152,388)	262,663	298,111	824,003
TOTAL INCREASE (DECREASE) IN NET ASSETS	125,015	(484,947)	(81,190)	(530,610)	(2,864,372)	(37,761)	(100,657)	(5,083,963)
Net Assets:
Beginning of period	558,232	2,965,435	874,230	2,386,926	15,655,912	1,453,941	1,822,776	31,102,883
End of period	$683,247	$2,480,488	$793,040	$1,856,316	$12,791,540	$1,416,180	$1,722,119	$26,018,920
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$6,913	$13,765	$275,321	$5,858	$1,315	$5,054	$99	$1,052
Capital gain distribution	35,552	52,466	1,641,485	25,616	187	21,343	1,362	4,954
Net realized gain (loss) on investments	3,282	1,763	214,377	(1,322)	(48)	(4,661)	(5,172)	(205)
Net change in unrealized appreciation (depreciation) on investments	(133,819)	(243,534)	(6,255,099)	(99,172)	(10,202)	(104,045)	(1,728)	(24,951)
Mortality and expense risk charge (Note 3)	(5,167)	(11,042)	(236,048)	(4,306)	(979)	(5,291)	(239)	(1,136)
Net increase (decrease) in net assets resulting from operations	(93,239)	(186,582)	(4,359,964)	(73,326)	(9,727)	(87,600)	(5,678)	(20,286)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	22,287	462,805	1,849,171	55,321	104,184	45,142	1,350	776
Net transfer from (to) fixed accumulation account	5,406	(6,042)	(124,129)	1,155	(1,876)	3,475	(16,639)	8,182
Transfer between funds	(20,462)	(1)	(76,444)	22,196	–	92,010	–	53,596
Payments to contract owners	–	(30,356)	(434,126)	(10,934)	–	(9,827)	–	(2,965)
Annual maintenance charge (Note 3)	(402)	(263)	(20,704)	(555)	–	(275)	(140)	–
Surrender charges (Note 3)	–	–	(8,096)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	6,829	426,143	1,185,672	67,183	102,308	130,525	(15,429)	59,589
TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,410)	239,561	(3,174,292)	(6,143)	92,581	42,925	(21,107)	39,303
Net Assets:
Beginning of period	491,414	625,409	22,131,065	364,800	945	374,252	28,045	49,205
End of period	$405,004	$864,970	$18,956,773	$358,657	$93,526	$417,177	$6,938	$88,508
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$66,848	$93,536	$219,429	$762,532	$644,544	$271,616	$7,421,217	$22,959
Capital gain distribution	100,821	290,209	1,997,714	8,134,314	8,015,631	5,903,436	4,890,919	25,637
Net realized gain (loss) on investments	(87,062)	(41,954)	(101,910)	(1,059,166)	(48,507)	(120,842)	18,101,650	(48,382)
Net change in unrealized appreciation (depreciation) on investments	(457,186)	(813,471)	(3,965,277)	(15,964,153)	(16,545,695)	(11,726,811)	(163,735,517)	(95,626)
Mortality and expense risk charge (Note 3)	(34,939)	(50,236)	(142,784)	(564,215)	(531,194)	(347,590)	(7,609,759)	(9,103)
Net increase (decrease) in net assets resulting from operations	(411,518)	(521,916)	(1,992,828)	(8,690,688)	(8,465,221)	(6,020,191)	(140,931,490)	(104,515)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	493,641	187,187	794,173	2,853,850	2,881,340	2,029,914	16,997,278	493,182
Net transfer from (to) fixed accumulation account	(267,771)	7,984	(221,469)	(665,938)	(679,362)	(212,221)	(9,256,394)	98,555
Transfer between funds	13,871	270,422	(47,759)	(1,116,086)	(449,108)	(394,266)	(3,096,442)	40,144
Payments to contract owners	(189,980)	(763,268)	(855,644)	(3,080,249)	(2,003,262)	(2,016,136)	(34,178,795)	(25,519)
Annual maintenance charge (Note 3)	(1,232)	(1,625)	(8,462)	(32,926)	(29,017)	(21,891)	(219,305)	(444)
Surrender charges (Note 3)	–	(353)	(2,059)	(6,405)	(6,192)	(7,539)	(16,369)	–
Mortality guarantee adjustment	–	–	–	–	–	–	2,881	–
Net increase (decrease) in net assets resulting from contract owners; transactions	48,529	(299,653)	(341,220)	(2,047,754)	(285,601)	(622,139)	(29,767,146)	605,918
TOTAL INCREASE (DECREASE) IN NET ASSETS	(362,989)	(821,569)	(2,334,048)	(10,738,442)	(8,750,822)	(6,642,330)	(170,698,636)	501,403
Net Assets:
Beginning of period	3,141,121	4,931,090	13,436,247	53,729,221	50,255,974	33,182,860	736,651,977	483,086
End of period	$2,778,132	$4,109,521	$11,102,199	$42,990,779	$41,505,152	$26,540,530	$565,953,341	$984,489
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
OPERATIONS
Investment Income	$761,459	$565,396	$246,843	$233,641	$776	$255,611	$34,976	$–
Capital gain distribution	2,011,596	607,054	675,298	–	62,742	7,074,402	311,774	–
Net realized gain (loss) on investments	(615,261)	1,424,061	(156,102)	–	(2,243)	3,492,082	18,826	43,960
Net change in unrealized appreciation (depreciation) on investments	(7,596,709)	(23,106,598)	(8,131,680)	–	(137,988)	(21,584,785)	(931,220)	(4,329,935)
Mortality and expense risk charge (Note 3)	(447,003)	(804,650)	(267,120)	(124,433)	(4,951)	(601,033)	(45,591)	(102,241)
Net increase (decrease) in net assets resulting from operations	(5,885,918)	(21,314,737)	(7,632,761)	109,208	(81,664)	(11,363,723)	(611,235)	(4,388,216)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,723,555	2,799,384	1,190,916	1,371,946	43,256	1,225,065	283,695	514,038
Net transfer from (to) fixed accumulation account	(832,548)	458,829	(87,211)	(653,254)	(3,698)	(1,629,265)	(19,449)	1,346
Transfer between funds	(199,083)	1,400,456	(87,581)	15,104,337	(8,893)	(116,779)	120,697	78,115
Payments to contract owners	(2,584,764)	(3,756,320)	(1,501,461)	(1,645,274)	(63,382)	(2,756,289)	(259,559)	(505,938)
Annual maintenance charge (Note 3)	(9,971)	(4,625)	(2,874)	(3,102)	(217)	(12,263)	(737)	(833)
Surrender charges (Note 3)	(2,907)	(3,868)	(3,468)	(4,219)	–	(2,684)	(352)	(1,231)
Mortality guarantee adjustment	1,030	2,957	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,904,688)	896,813	(491,679)	14,170,434	(32,934)	(3,292,215)	124,295	85,497
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,790,606)	(20,417,924)	(8,124,440)	14,279,642	(114,598)	(14,655,938)	(486,940)	(4,302,719)
Net Assets:
Beginning of period	41,684,806	83,849,783	27,247,492	204,984	473,051	59,057,447	4,214,834	11,873,728
End of period	$33,894,200	$63,431,859	$19,123,052	$14,484,626	$358,453	$44,401,509	$3,727,894	$7,571,009
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,209	$9,417	$5,091	$45,862	$–	$23,659	$–	$16,247
Capital gain distribution	184,941	140,833	42,437	482,081	484,572	420,869	137,968	23,334
Net realized gain (loss) on investments	(2,978)	(3,439)	16,438	81,751	(196,100)	50,230	43,031	(32,849)
Net change in unrealized appreciation (depreciation) on investments	(343,683)	(514,272)	(114,527)	(1,141,142)	(781,227)	(1,313,881)	(1,660,105)	(918,782)
Mortality and expense risk charge (Note 3)	(9,693)	(28,777)	(6,396)	(67,786)	(17,953)	(40,358)	(36,627)	(41,994)
Net increase (decrease) in net assets resulting from operations	(165,204)	(396,238)	(56,957)	(599,234)	(510,708)	(859,481)	(1,515,733)	(954,044)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	180,119	133,958	70,285	329,343	844,381	1,368,117	470,270	569,035
Net transfer from (to) fixed accumulation account	34,511	143,763	52,160	40,780	(45,109)	(102,908)	198,437	32,521
Transfer between funds	(8,719)	424,897	(28,251)	208,478	177,003	206,802	199,841	77,433
Payments to contract owners	(38,086)	(164,778)	(50,041)	(330,323)	(107,059)	(232,666)	(396,664)	(186,152)
Annual maintenance charge (Note 3)	(263)	(25)	(160)	(1,931)	(1,884)	(4,783)	(1,501)	(3,958)
Surrender charges (Note 3)	–	(8)	–	(937)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	167,562	537,807	43,993	245,410	867,332	1,234,562	470,383	488,879
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,358	141,569	(12,964)	(353,824)	356,624	375,081	(1,045,350)	(465,165)
Net Assets:
Beginning of period	800,536	2,417,037	527,659	6,074,175	1,258,265	3,281,428	3,652,646	3,906,173
End of period	$802,894	$2,558,606	$514,695	$5,720,351	$1,614,889	$3,656,509	$2,607,296	$3,441,008
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO*	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$333,401	$26,860	$4,133	$–	$23,389	$–	$91,542	$67,001
Capital gain distribution	729,123	57,836	–	834,953	–	428,720	–	2,281
Net realized gain (loss) on investments	82,170	(3,327)	11,684	91,166	(18,461)	(76,695)	(27,977)	20,360
Net change in unrealized appreciation (depreciation) on investments	(1,694,886)	(565,867)	–	(15,139,160)	(315,520)	(5,264,628)	(704,629)	(608,608)
Mortality and expense risk charge (Note 3)	(203,551)	(19,368)	(70,305)	(328,926)	(16,561)	(122,352)	(49,956)	(36,970)
Net increase (decrease) in net assets resulting from operations	(753,743)	(503,866)	(54,488)	(14,541,967)	(327,153)	(5,034,955)	(691,020)	(555,936)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,600,809	235,445	236,378	5,463,090	108,642	1,737,242	232,714	406,507
Net transfer from (to) fixed accumulation account	37,731	12,322	(964,380)	896,185	(8,809)	198,243	(50,764)	(18,717)
Transfer between funds	(513,172)	(31,914)	(16,619,389)	1,350,943	52,725	327,730	(56,102)	11,690
Payments to contract owners	(1,117,007)	(70,511)	(638,410)	(1,796,268)	(80,271)	(678,562)	(291,285)	(221,680)
Annual maintenance charge (Note 3)	(19,124)	(1,967)	(1,467)	(35,576)	(828)	(13,572)	(3,194)	(3,525)
Surrender charges (Note 3)	–	–	(443)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,989,237	143,375	(17,987,711)	5,878,374	71,459	1,571,081	(168,631)	174,275
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,235,494	(360,491)	(18,042,199)	(8,663,593)	(255,694)	(3,463,874)	(859,651)	(381,661)
Net Assets:
Beginning of period	15,930,481	1,825,937	18,042,200	32,975,937	1,521,916	12,963,991	4,551,633	3,358,635
End of period	$17,165,975	$1,465,446	$1	$24,312,344	$1,266,222	$9,500,117	$3,691,982	$2,976,974
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$13,124	$102,143	$–	$–	$1,772,652	$434,068	$195,089	$212,309
Capital gain distribution	169,730	39,257	–	–	–	–	–	–
Net realized gain (loss) on investments	12,321	(37,014)	(5,693)	(205,097)	1,298,051	(65,991)	(31,177)	264,737
Net change in unrealized appreciation (depreciation) on investments	(985,520)	(446,822)	(5,450)	(36,264)	(25,573,289)	(2,896,764)	(1,157,507)	(6,514,643)
Mortality and expense risk charge (Note 3)	(46,985)	(37,894)	(2,757)	(50,618)	(1,378,555)	(188,333)	(62,966)	(239,870)
Net increase (decrease) in net assets resulting from operations	(837,330)	(380,330)	(13,900)	(291,979)	(23,881,141)	(2,717,020)	(1,056,561)	(6,277,467)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	644,326	444,795	7,419	222,627	20,605,173	2,701,173	912,432	3,632,834
Net transfer from (to) fixed accumulation account	30,311	13,072	122	(159,077)	2,248,403	340,345	48,118	908,547
Transfer between funds	137,790	(82,690)	(2,089)	(215,920)	(13,108)	362,842	148,805	659,766
Payments to contract owners	(248,290)	(363,643)	(7,860)	(456,967)	(6,521,129)	(967,754)	(294,039)	(1,305,631)
Annual maintenance charge (Note 3)	(4,659)	(2,535)	(65)	(771)	(128,504)	(13,159)	(5,830)	(18,869)
Surrender charges (Note 3)	–	–	–	(1,358)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	559,478	8,999	(2,473)	(611,466)	16,190,835	2,423,447	809,486	3,876,647
TOTAL INCREASE (DECREASE) IN NET ASSETS	(277,852)	(371,331)	(16,373)	(903,445)	(7,690,306)	(293,573)	(247,075)	(2,400,820)
Net Assets:
Beginning of period	3,893,970	3,285,961	236,018	4,828,536	119,555,945	16,344,101	5,376,960	21,859,121
End of period	$3,616,118	$2,914,630	$219,645	$3,925,091	$111,865,639	$16,050,528	$5,129,885	$19,458,301
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$33,458	$616,018	$30,268	$297,890	$122,024	$277,126	$254,619	$538,998
Capital gain distribution	–	–	–	–	793,355	–	237,541	184,428
Net realized gain (loss) on investments	–	(172,639)	(444,038)	157,138	(16,685)	193,447	(210,927)	(33,466)
Net change in unrealized appreciation (depreciation) on investments	–	(1,682,989)	(4,269,263)	(3,161,568)	(1,536,282)	(4,092,671)	(1,984,853)	(4,517,363)
Mortality and expense risk charge (Note 3)	(25,634)	(153,565)	(153,006)	(107,906)	(97,189)	(230,753)	(134,503)	(285,129)
Net increase (decrease) in net assets resulting from operations	7,824	(1,393,175)	(4,836,039)	(2,814,446)	(734,777)	(3,852,851)	(1,838,123)	(4,112,532)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	526,513	1,486,574	1,887,377	1,291,558	1,289,638	3,564,897	1,586,343	8,536,158
Net transfer from (to) fixed accumulation account	585,593	(324,955)	(22,843)	97,786	55,379	645,863	(354,796)	(648,789)
Transfer between funds	(401,815)	45,988	628,039	(82,464)	(46,803)	73,789	(24,665)	697,205
Payments to contract owners	(490,286)	(1,101,912)	(933,290)	(687,327)	(772,070)	(1,159,691)	(727,106)	(2,321,173)
Annual maintenance charge (Note 3)	(2,122)	(12,797)	(14,761)	(8,377)	(8,221)	(20,473)	(5,023)	(19,902)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	217,883	92,898	1,544,522	611,176	517,923	3,104,385	474,753	6,243,499
TOTAL INCREASE (DECREASE) IN NET ASSETS	225,707	(1,300,277)	(3,291,517)	(2,203,270)	(216,854)	(748,466)	(1,363,370)	2,130,967
Net Assets:
Beginning of period	2,103,919	13,074,771	14,915,978	10,268,503	8,078,017	19,923,736	11,707,330	22,995,121
End of period	$2,329,626	$11,774,494	$11,624,461	$8,065,233	$7,861,163	$19,175,270	$10,343,960	$25,126,088
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$693,398	$670,544	$604,028	$502,806	$523,223	$61,866	$65,193	$357,688
Capital gain distribution	163,266	202,130	145,754	147,490	62,702	2,634	–	50,452
Net realized gain (loss) on investments	(92,516)	(30,163)	(17,529)	56,115	45,462	(9,539)	1,691	(204,832)
Net change in unrealized appreciation (depreciation) on investments	(6,653,891)	(6,559,901)	(6,034,888)	(4,940,623)	(5,003,376)	(373,192)	(461,453)	(2,067,860)
Mortality and expense risk charge (Note 3)	(418,020)	(392,621)	(352,027)	(280,239)	(289,404)	(25,944)	(29,946)	(171,456)
Net increase (decrease) in net assets resulting from operations	(6,307,763)	(6,110,011)	(5,654,662)	(4,514,451)	(4,661,393)	(344,175)	(424,515)	(2,036,008)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	9,514,833	8,326,773	8,563,180	6,087,445	7,036,816	1,855,662	1,768,887	5,617,067
Net transfer from (to) fixed accumulation account	(545,249)	48,808	(923,311)	300,303	(47,197)	75,997	27,125	(1,307,617)
Transfer between funds	511,464	301,350	111,795	381,508	123,059	55,744	206,717	212,153
Payments to contract owners	(2,162,937)	(1,201,395)	(1,355,375)	(864,092)	(794,675)	(126,305)	(47,324)	(1,131,093)
Annual maintenance charge (Note 3)	(40,069)	(52,495)	(60,956)	(57,262)	(86,161)	(13,103)	(15,204)	(6,715)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	7,278,042	7,423,041	6,335,333	5,847,902	6,231,842	1,847,995	1,940,201	3,383,795
TOTAL INCREASE (DECREASE) IN NET ASSETS	970,279	1,313,030	680,671	1,333,451	1,570,449	1,503,820	1,515,686	1,347,787
Net Assets:
Beginning of period	33,731,642	31,834,821	28,889,485	22,981,145	23,616,909	1,515,223	1,682,396	12,301,279
End of period	$34,701,921	$33,147,851	$29,570,156	$24,314,596	$25,187,358	$3,019,043	$3,198,082	$13,649,066
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$477,085	$134,192	$101,440	$21,110	$43,027	$24,808	$20,514	$2,641
Capital gain distribution	15,316	448,704	37,464	312,945	408,181	56,033	9,791	283,189
Net realized gain (loss) on investments	(76,737)	386,805	(115,235)	(5,358)	(5,036)	12,162	(27,273)	(49,693)
Net change in unrealized appreciation (depreciation) on investments	(3,279,174)	(3,098,336)	(557,702)	(940,751)	(1,260,856)	(494,116)	(79,777)	(548,782)
Mortality and expense risk charge (Note 3)	(249,297)	(127,517)	(46,188)	(20,047)	(47,531)	(15,964)	(17,577)	(12,043)
Net increase (decrease) in net assets resulting from operations	(3,112,807)	(2,256,152)	(580,221)	(632,101)	(862,215)	(417,077)	(94,322)	(324,688)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,403,147	2,203,257	539,118	223,072	672,909	211,509	542,528	24,457
Net transfer from (to) fixed accumulation account	(391,965)	5,314	(51,192)	58,568	63,267	13,021	9,038	16,335
Transfer between funds	157,863	(55,561)	305,176	181,384	9,507	(12,570)	110,280	45,544
Payments to contract owners	(1,316,596)	(684,659)	(554,245)	(169,213)	(188,444)	(94,201)	(155,250)	(117,077)
Annual maintenance charge (Note 3)	(14,548)	(3,253)	(1,761)	(523)	(1,197)	(371)	(998)	(332)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,837,901	1,465,098	237,096	293,288	556,042	117,388	505,598	(31,073)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,274,906)	(791,054)	(343,125)	(338,813)	(306,173)	(299,689)	411,276	(355,761)
Net Assets:
Beginning of period	20,744,560	10,785,809	3,993,929	1,943,342	4,111,431	1,456,453	1,141,459	1,218,123
End of period	$19,469,654	$9,994,755	$3,650,804	$1,604,529	$3,805,258	$1,156,764	$1,552,735	$862,362
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$73,812	$15,752,612
Capital gain distribution	26,191	55,967,635
Net realized gain (loss) on investments	(92,086)	(1,740,815)
Net change in unrealized appreciation (depreciation) on investments	(525,661)	(164,401,078)
Mortality and expense risk charge (Note 3)	(45,110)	(5,538,679)
Net increase (decrease) in net assets resulting from operations	(562,854)	(99,960,325)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	688,068	14,514,171
Net transfer from (to) fixed accumulation account	123,960	(10,219,070)
Transfer between funds	(11,277)	(3,096,222)
Payments to contract owners	(224,349)	(26,292,707)
Annual maintenance charge (Note 3)	(996)	(197,351)
Surrender charges (Note 3)	–	(13,400)
Mortality guarantee adjustment	–	(2,286)
Net increase (decrease) in net assets resulting from contract owners; transactions	575,406	(25,306,865)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,552	(125,267,190)
Net Assets:
Beginning of period	3,497,244	538,477,637
End of period	$3,509,796	$413,210,447
* T. Rowe Price Government Money's shares were terminated May 1, 2022 (liquidation). The Statement of Changes in Net Assets is from January 1, 2022 through April 30, 2022 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$–	$–	$47,637	$389,170	$33,736	$35,744	$139,788	$10,014
Capital gain distribution	118,197	4,274,458	–	–	7,355,441	–	–	24,850
Net realized gain (loss) on investments	9,668	2,855,149	86,466	674,961	2,475,123	13,442	134,326	19,006
Net change in unrealized appreciation (depreciation) on investments	(114,111)	(10,063,346)	466,726	6,156,240	1,279,303	(25,439)	915,925	(32,811)
Mortality and expense risk charge (Note 3)	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
Net increase (decrease) in net assets resulting from operations	9,446	(3,644,909)	569,186	6,862,893	10,450,928	10,045	1,068,236	11,554
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,770	1,519,765	1,000,996	1,516,065	3,154,786	1,092,180	483,173	413,800
Net transfer from (to) fixed accumulation account	17,131	(1,963,392)	64,813	(270,018)	58,164	175,703	53,186	34,908
Transfer between funds	(3,380)	(984,614)	(16,107)	340,333	1,320,766	93,886	542,814	9,837
Payments to contract owners	(12,664)	(3,100,002)	(231,206)	(1,788,238)	(3,240,450)	(38,151)	(506,517)	(38,295)
Annual maintenance charge (Note 3)	(177)	(8,555)	(663)	(5,740)	(30,386)	(495)	(2,761)	(229)
Surrender charges (Note 3)	–	(5,817)	–	(7,775)	(12,559)	–	(421)	–
Mortality guarantee adjustment	–	2,824	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	11,680	(4,539,791)	817,833	(215,373)	1,250,321	1,323,123	569,474	420,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,126	(8,184,700)	1,387,019	6,647,520	11,701,249	1,333,168	1,637,710	431,575
Net Assets:
Beginning of period	311,986	61,988,007	1,793,326	26,364,310	51,279,575	413,236	9,292,038	505,918
End of period	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$129,782	$31,234	$67,854	$70,586	$1,209,673	$2,563,605	$73,083	$–
Capital gain distribution	657,782	127,048	4,946	4,921	2,477,058	8,705,173	188,609	414,026
Net realized gain (loss) on investments	710,926	(72,170)	9,671	22,217	4,518,091	6,392,763	37,823	187,725
Net change in unrealized appreciation (depreciation) on investments	(607,962)	(79,378)	(6,160)	(15,231)	32,041,113	47,316,598	408,248	(326,308)
Mortality and expense risk charge (Note 3)	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
Net increase (decrease) in net assets resulting from operations	646,047	(12,108)	57,497	62,534	38,035,308	61,168,699	643,051	236,942
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,067,201	1,649,104	466,145	112,046	5,131,735	8,646,813	2,060,499	154,001
Net transfer from (to) fixed accumulation account	(265,650)	(446,637)	35,331	143,939	(6,176,569)	(7,935,502)	701,251	414,505
Transfer between funds	200,797	246,893	62,444	129,512	(4,280,171)	(5,607,793)	661,847	1,003,346
Payments to contract owners	(991,978)	(146,577)	(139,127)	(198,596)	(9,410,114)	(15,970,466)	(230,026)	(133,313)
Annual maintenance charge (Note 3)	(3,035)	(603)	(447)	(175)	(23,019)	(37,860)	(2,087)	(125)
Surrender charges (Note 3)	(5,131)	–	–	(168)	(7,084)	(11,932)	–	–
Mortality guarantee adjustment	–	–	–	–	3,717	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,204	1,302,180	424,346	186,558	(14,761,505)	(20,916,740)	3,191,484	1,438,414
TOTAL INCREASE (DECREASE) IN NET ASSETS	648,251	1,290,072	481,843	249,092	23,273,803	40,251,959	3,834,535	1,675,356
Net Assets:
Beginning of period	19,143,995	850,591	1,259,033	1,474,923	158,004,160	277,368,644	3,021,364	1,936,254
End of period	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$7,456	$25,699	$9,450	$24,837	$129,949	$15,121	$17,637	$238,284
Capital gain distribution	37,447	107,575	20,404	72,503	515,479	37,716	56,800	1,102,197
Net realized gain (loss) on investments	5,164	69,228	7,163	99,376	473,782	29,916	62,203	842,576
Net change in unrealized appreciation (depreciation) on investments	91,417	(22,308)	(2,930)	11,816	331,087	26,802	74,101	1,843,172
Mortality and expense risk charge (Note 3)	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
Net increase (decrease) in net assets resulting from operations	135,633	149,174	29,228	182,077	1,272,448	96,346	191,573	3,667,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,143	215,917	221,187	869,810	1,270,337	806,042	317,370	2,533,775
Net transfer from (to) fixed accumulation account	(48,167)	121,733	417,573	(348,284)	101,539	(41,405)	46,752	307,878
Transfer between funds	(26,530)	660,152	–	(86,100)	552,400	534	(172,546)	1,314,870
Payments to contract owners	(13,261)	(310,973)	(40,357)	(54,839)	(1,017,873)	(31,557)	(44,048)	(1,734,430)
Annual maintenance charge (Note 3)	(133)	(775)	(217)	(712)	(6,725)	(365)	(671)	(14,975)
Surrender charges (Note 3)	–	(85)	–	–	(2,243)	–	–	(10,557)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	49,052	685,969	598,186	379,875	897,435	733,249	146,857	2,396,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,685	835,143	627,414	561,952	2,169,883	829,595	338,430	6,064,061
Net Assets:
Beginning of period	373,547	2,130,292	246,816	1,824,974	13,486,029	624,346	1,484,346	25,038,822
End of period	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$4,327	$5,543	$146,752	$3,212	$11	$3,755	$347	$503
Capital gain distribution	17,525	20,871	778,031	9,388	30	10,744	996	1,940
Net realized gain (loss) on investments	9,627	3,209	419,186	3,047	4	5,496	43	269
Net change in unrealized appreciation (depreciation) on investments	36,731	58,423	1,886,751	17,570	99	882	(182)	3,947
Mortality and expense risk charge (Note 3)	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
Net increase (decrease) in net assets resulting from operations	62,901	81,220	2,979,137	30,320	131	18,913	1,077	6,117
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,245	68,211	1,797,915	173,755	–	18,722	26,750	893
Net transfer from (to) fixed accumulation account	(5,262)	(7,896)	35,298	(47)	–	37,289	54	3,213
Transfer between funds	–	–	(232,244)	(3,428)	–	269,011	–	1,690
Payments to contract owners	(25,568)	(207)	(586,348)	(7,903)	–	–	–	–
Annual maintenance charge (Note 3)	(284)	(264)	(21,533)	(407)	–	(100)	–	–
Surrender charges (Note 3)	–	–	(14,571)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	106,131	59,844	978,517	161,970	–	324,922	26,804	5,796
TOTAL INCREASE (DECREASE) IN NET ASSETS	169,032	141,064	3,957,654	192,290	131	343,835	27,881	11,913
Net Assets:
Beginning of period	322,382	484,345	18,173,411	172,510	814	30,417	164	37,292
End of period	$491,414	$625,409	$22,131,065	$364,800	$945	$374,252	$28,045	$49,205
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$31,376	$43,709	$127,017	$499,183	$435,549	$260,305	$7,012,867	$6,876
Capital gain distribution	36,007	11,479	215,723	861,658	653,300	769,208	5,014,760	7,855
Net realized gain (loss) on investments	28,442	38,558	214,310	438,011	920,268	521,725	23,939,687	9
Net change in unrealized appreciation (depreciation) on investments	(41,021)	80,324	655,726	4,186,630	4,534,228	3,439,352	132,027,682	(16,400)
Mortality and expense risk charge (Note 3)	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
Net increase (decrease) in net assets resulting from operations	33,026	116,487	1,054,924	5,347,911	5,948,200	4,608,405	159,625,277	(3,385)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,743,365	162,646	716,546	3,199,725	2,858,439	2,287,351	19,170,458	282,079
Net transfer from (to) fixed accumulation account	439,193	(69,739)	(255,920)	(1,097,670)	(25,468)	611,783	(16,034,588)	182,927
Transfer between funds	592,687	108,247	(113,606)	(783,666)	(1,039,272)	(360,712)	(4,242,232)	22,500
Payments to contract owners	(223,654)	(236,925)	(581,497)	(3,054,881)	(2,975,024)	(1,721,001)	(38,061,113)	(1,029)
Annual maintenance charge (Note 3)	(382)	(1,825)	(9,059)	(34,535)	(30,300)	(22,718)	(211,708)	(6)
Surrender charges (Note 3)	–	(210)	(2,571)	(19,058)	(20,177)	(21,300)	(38,529)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,154	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,551,209	(37,806)	(246,107)	(1,790,085)	(1,231,802)	773,403	(39,414,558)	486,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,584,235	78,681	808,817	3,557,826	4,716,398	5,381,808	120,210,719	483,086
Net Assets:
Beginning of period	556,886	4,852,409	12,627,430	50,171,395	45,539,576	27,801,052	616,441,258	–
End of period	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
OPERATIONS
Investment Income	$761,505	$260,162	$227,285	$11	$1,125	$388,313	$12,927	$–
Capital gain distribution	1,157,427	5,997,223	147,107	–	29,700	2,314,200	620,232	2,976,709
Net realized gain (loss) on investments	193,990	2,109,727	(54,435)	–	8,849	2,759,480	270,013	848,339
Net change in unrealized appreciation (depreciation) on investments	(2,473,647)	5,667,748	7,446,774	–	19,847	8,196,548	228,463	(4,102,746)
Mortality and expense risk charge (Note 3)	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
Net increase (decrease) in net assets resulting from operations	(868,476)	13,056,780	7,477,035	(2,338)	54,613	13,001,337	1,080,589	(434,312)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,046,132	2,991,317	1,254,765	193,447	136,662	1,319,562	255,901	498,663
Net transfer from (to) fixed accumulation account	(528,116)	(1,836,441)	(359,845)	(428)	(1,355)	(640,939)	(331,005)	(344,029)
Transfer between funds	3,409,793	(721,073)	37,904	(59,840)	(2,334)	1,170,705	143,695	(442,190)
Payments to contract owners	(3,837,984)	(4,513,689)	(1,183,509)	(75,336)	(29,516)	(2,886,746)	(415,899)	(696,699)
Annual maintenance charge (Note 3)	(7,434)	(6,603)	(2,215)	(52)	(131)	(11,104)	(975)	(3,484)
Surrender charges (Note 3)	(5,616)	(6,210)	(5,127)	–	–	(5,321)	(2,599)	(3,453)
Mortality guarantee adjustment	631	1,015	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,077,406	(4,091,684)	(258,027)	57,791	103,326	(1,053,843)	(350,882)	(991,192)
TOTAL INCREASE (DECREASE) IN NET ASSETS	208,930	8,965,096	7,219,008	55,453	157,939	11,947,494	729,707	(1,425,504)
Net Assets:
Beginning of period	41,475,876	74,884,687	20,028,484	149,531	315,112	47,109,953	3,485,127	13,299,232
End of period	$41,684,806	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$6,680	$8,887	$4,060	$39,736	$–	$7,075	$–	$26,030
Capital gain distribution	–	94,521	3,440	38,172	122,473	189,225	389,593	268,978
Net realized gain (loss) on investments	2,180	43,333	12,099	77,041	14,623	25,167	144,845	24,219
Net change in unrealized appreciation (depreciation) on investments	132,624	23,297	80,217	1,264,498	(193,681)	278,456	(84,225)	(756,754)
Mortality and expense risk charge (Note 3)	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
Net increase (decrease) in net assets resulting from operations	133,343	144,086	94,516	1,353,900	(63,133)	468,913	412,780	(485,196)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	294,078	143,217	245,181	274,363	786,280	1,183,246	1,082,259	703,837
Net transfer from (to) fixed accumulation account	22,507	108,321	(11,258)	(135,893)	200,723	134,243	164,477	104,241
Transfer between funds	(25,842)	643,678	(1,437)	80,249	246,173	59,411	9,797	274,160
Payments to contract owners	(39,108)	(114,132)	(59,021)	(302,229)	(52,606)	(130,291)	(306,544)	(167,012)
Annual maintenance charge (Note 3)	(142)	–	(89)	(568)	(163)	(2,362)	(1,150)	(3,938)
Surrender charges (Note 3)	–	(490)	–	(3,181)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	251,493	780,594	173,376	(87,259)	1,180,407	1,244,247	948,839	911,288
TOTAL INCREASE (DECREASE) IN NET ASSETS	384,836	924,680	267,892	1,266,641	1,117,274	1,713,160	1,361,619	426,092
Net Assets:
Beginning of period	415,700	1,492,357	259,767	4,807,534	140,991	1,568,268	2,291,027	3,480,081
End of period	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$234,042	$27,828	$1,740	$–	$19,137	$–	$67,080	$61,501
Capital gain distribution	1,026,076	102,329	–	2,772,480	8,355	1,871,241	46,658	–
Net realized gain (loss) on investments	56,044	15,493	–	404,992	1,119	403,137	15,221	47,911
Net change in unrealized appreciation (depreciation) on investments	1,450,489	239,189	–	1,501,816	(139,779)	(1,147,610)	(148,950)	225,921
Mortality and expense risk charge (Note 3)	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
Net increase (decrease) in net assets resulting from operations	2,603,332	365,484	(212,327)	4,337,517	(129,755)	972,244	(73,870)	297,175
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,727,869	331,823	776,185	7,664,189	104,391	2,136,757	557,257	581,746
Net transfer from (to) fixed accumulation account	603,948	(3,123)	(445,291)	1,124,470	15,268	88,258	(10,507)	38,362
Transfer between funds	(16,783)	22,751	1,602,513	322,061	130,165	9,697	376,767	90,296
Payments to contract owners	(1,004,410)	(114,892)	(2,034,365)	(1,409,692)	(74,358)	(607,946)	(195,605)	(356,637)
Annual maintenance charge (Note 3)	(11,873)	(1,622)	(2,552)	(33,809)	(863)	(14,259)	(2,719)	(2,906)
Surrender charges (Note 3)	–	–	(1,533)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,298,751	234,937	(105,043)	7,667,219	174,603	1,612,507	725,193	350,861
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,902,083	600,421	(317,370)	12,004,736	44,848	2,584,751	651,323	648,036
Net Assets:
Beginning of period	10,028,398	1,225,516	18,359,570	20,971,201	1,477,068	10,379,240	3,900,310	2,710,599
End of period	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$12,217	$70,935	$–	$–	$1,385,648	$480,656	$127,337	$226,021
Capital gain distribution	238,530	40,251	–	–	–	–	–	–
Net realized gain (loss) on investments	53,560	2,812	(4,437)	(106,844)	1,730,504	120,740	25,221	385,193
Net change in unrealized appreciation (depreciation) on investments	358,083	(50,592)	(6,463)	(136,932)	21,533,625	924,845	(153,237)	1,368,973
Mortality and expense risk charge (Note 3)	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
Net increase (decrease) in net assets resulting from operations	622,443	30,250	(13,793)	(300,631)	23,414,811	1,340,257	(62,618)	1,734,304
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,030,901	618,074	19,423	329,388	21,213,550	2,792,571	1,185,996	4,571,294
Net transfer from (to) fixed accumulation account	21,926	298,658	956	(44,437)	2,588,273	52,500	58,010	710,496
Transfer between funds	(75,261)	148,830	32,514	442,649	1,193,696	104,886	176,280	190,172
Payments to contract owners	(121,450)	(41,290)	(12,801)	(372,636)	(6,454,675)	(975,824)	(258,473)	(1,321,794)
Annual maintenance charge (Note 3)	(3,742)	(1,818)	(58)	(549)	(99,346)	(11,707)	(4,936)	(18,274)
Surrender charges (Note 3)	–	–	–	(870)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	852,374	1,022,454	40,034	353,545	18,441,498	1,962,426	1,156,877	4,131,894
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,474,817	1,052,704	26,241	52,914	41,856,309	3,302,683	1,094,259	5,866,198
Net Assets:
Beginning of period	2,419,153	2,233,257	209,777	4,775,622	77,699,636	13,041,418	4,282,701	15,992,923
End of period	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$197	$477,831	$1,846	$253,069	$95,217	$229,486	$249,115	$427,133
Capital gain distribution	–	–	3,738,820	–	482,536	–	1,668,580	2,788,213
Net realized gain (loss) on investments	–	27,292	226,446	119,173	(658)	370,371	232,413	305,149
Net change in unrealized appreciation (depreciation) on investments	–	(82,788)	(2,818,408)	2,483,534	1,052,424	1,993,934	(1,324,953)	(1,763,996)
Mortality and expense risk charge (Note 3)	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
Net increase (decrease) in net assets resulting from operations	(23,851)	280,138	983,693	2,749,813	1,540,112	2,375,245	692,941	1,511,461
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,093,893	2,430,207	3,091,091	1,569,275	1,721,360	4,201,980	2,829,813	5,991,225
Net transfer from (to) fixed accumulation account	(198,193)	(12,978)	251,952	37,378	41,378	512,014	374,063	588,728
Transfer between funds	(623,583)	1,443,568	342,714	(103,122)	(401,437)	(281,718)	280,397	552,848
Payments to contract owners	(400,824)	(478,114)	(729,547)	(625,634)	(593,109)	(1,164,307)	(1,264,756)	(1,676,681)
Annual maintenance charge (Note 3)	(1,569)	(9,433)	(13,021)	(7,305)	(6,752)	(16,994)	(4,060)	(16,846)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(130,276)	3,373,250	2,943,189	870,592	761,440	3,250,975	2,215,457	5,439,274
TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,127)	3,653,388	3,926,882	3,620,405	2,301,552	5,626,220	2,908,398	6,950,735
Net Assets:
Beginning of period	2,258,046	9,421,383	10,989,096	6,648,098	5,776,465	14,297,516	8,798,932	16,044,386
End of period	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$614,050	$624,214	$571,086	$441,320	$457,725	$28,839	$30,592	$278,260
Capital gain distribution	4,425,241	4,571,499	4,376,695	2,623,865	2,227,548	108,679	58,388	691,431
Net realized gain (loss) on investments	420,752	552,367	195,613	192,784	159,232	33,486	7,589	155,819
Net change in unrealized appreciation (depreciation) on investments	(2,675,888)	(2,570,011)	(2,245,567)	(519,686)	(35,057)	(71,462)	34,686	(595,422)
Mortality and expense risk charge (Note 3)	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
Net increase (decrease) in net assets resulting from operations	2,438,903	2,836,117	2,617,320	2,498,374	2,565,353	89,453	118,481	400,991
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,367,283	8,141,655	9,196,913	5,790,414	7,116,420	1,289,613	1,170,864	3,165,459
Net transfer from (to) fixed accumulation account	663,317	546,111	314,655	65,384	4,441	2,384	4,677	856,172
Transfer between funds	843,936	86,402	360,066	479,202	(137,695)	15,726	63,935	908,902
Payments to contract owners	(1,540,077)	(1,781,467)	(433,164)	(884,668)	(691,971)	(130,838)	(13,423)	(1,221,637)
Annual maintenance charge (Note 3)	(29,377)	(40,319)	(46,025)	(44,790)	(73,207)	(3,550)	(4,306)	(4,020)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	10,305,082	6,952,382	9,392,445	5,405,542	6,217,988	1,173,335	1,221,747	3,704,876
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,743,985	9,788,499	12,009,765	7,903,916	8,783,341	1,262,788	1,340,228	4,105,867
Net Assets:
Beginning of period	20,987,657	22,046,322	16,879,720	15,077,229	14,833,568	252,435	342,168	8,195,412
End of period	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$348,039	$94,183	$54,880	$5,054	$33,767	$24,775	$10,087	$4,620
Capital gain distribution	41,906	281,388	40,906	127,076	201,519	32,783	2,477	59,110
Net realized gain (loss) on investments	198,509	205,083	(9,253)	100,622	38,943	28,971	(1,013)	30,418
Net change in unrealized appreciation (depreciation) on investments	(836,869)	1,509,567	(138,208)	(262,332)	431,030	332,522	(17,616)	68,772
Mortality and expense risk charge (Note 3)	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
Net increase (decrease) in net assets resulting from operations	(481,131)	1,985,235	(93,456)	(53,707)	663,395	403,529	(15,225)	147,701
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,635,084	3,005,067	1,262,767	286,420	884,442	100,200	643,408	46,544
Net transfer from (to) fixed accumulation account	387,264	29,852	84,928	(38,030)	169,207	16,949	(38,875)	(33,348)
Transfer between funds	1,569,489	(117,360)	319,440	(42,464)	(42,639)	(26,924)	158,272	(12,742)
Payments to contract owners	(1,558,198)	(517,472)	(229,851)	(98,218)	(181,673)	(64,054)	(59,804)	(112,119)
Annual maintenance charge (Note 3)	(10,677)	(2,182)	(930)	(535)	(809)	(294)	(200)	(388)
Surrender charges (Note 3)	–	–	(20)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,022,962	2,397,905	1,436,334	107,173	828,528	25,877	702,801	(112,053)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,541,831	4,383,140	1,342,878	53,466	1,491,923	429,406	687,576	35,648
Net Assets:
Beginning of period	16,202,729	6,402,669	2,651,051	1,889,876	2,619,508	1,027,047	453,883	1,182,475
End of period	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$57,058	$6,117,043
Capital gain distribution	22,880	29,767,841
Net realized gain (loss) on investments	36,519	5,945,978
Net change in unrealized appreciation (depreciation) on investments	(156,353)	17,748,050
Mortality and expense risk charge (Note 3)	(38,278)	(6,612,700)
Net increase (decrease) in net assets resulting from operations	(78,174)	52,966,212
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,470,922	16,179,899
Net transfer from (to) fixed accumulation account	(45,803)	(10,238,739)
Transfer between funds	(36,938)	(5,500,943)
Payments to contract owners	(405,464)	(30,516,987)
Annual maintenance charge (Note 3)	(709)	(199,923)
Surrender charges (Note 3)	–	(8,016)
Mortality guarantee adjustment	–	6,175
Net increase (decrease) in net assets resulting from contract owners; transactions	982,008	(30,278,534)
TOTAL INCREASE (DECREASE) IN NET ASSETS	903,834	22,687,678
Net Assets:
Beginning of period	2,593,410	515,789,959
End of period	$3,497,244	$538,477,637
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2022 and December 31, 2021
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY FUND
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
During 2022 no new funds were added to the separate account.
Effective May 1, 2021, one fund was added to the Separate Account: Fidelity VIP Investment Grade Bond Portfolio Initial Class.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2022, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $(295) and $(1,015) in the form of bonus creditsto the contract owner accounts for the year ended December 31, 2022 and 2021, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.
HMLIC contributed $(295) and $(1,015) in the form of bonus credits to the contract owner accounts for the year ended December 31, 2022 and 2021, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2022 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	36,248	35,878
ALLSPRING VT DISCOVERY FUND	18,289,400	7,228,290
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	1,697,292	589,587
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	10,617,667	4,573,689
AMERICAN FUNDS IS GROWTH FUND CLASS 4	13,006,327	6,928,943
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	1,568,283	175,491
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	1,502,666	1,028,677
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	246,600	66,172
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	4,139,009	1,711,546
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	1,274,014	787,879
BLACKROCK HIGH YIELD V.I. FUND CLASS I	306,627	209,035
BLACKROCK HIGH YIELD V.I. FUND CLASS III	1,493,945	1,275,082
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	27,475,503	14,855,056
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	41,917,256	25,241,841
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,317,462	806,951
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	481,844	505,704
DFA VA U.S. TARGETED VALUE PORTFOLIO	280,803	58,521
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	670,193	441,984
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	201,427	49,903
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	470,086	416,484
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	3,665,249	2,650,819
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	758,089	383,796
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	596,283	144,083
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	5,581,589	2,218,166
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	71,136	23,727
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	526,984	43,889
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	3,995,109	914,302
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	110,521	17,492
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	103,810	1,026
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	168,922	21,952
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	2,811	22,190
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	69,226	4,972
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	860,073	765,876
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	926,503	934,600
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	3,354,232	1,723,002
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	11,941,189	6,715,478
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	11,796,051	4,001,179
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	8,353,581	3,269,101
FIDELITY VIP INDEX 500 PORTFOLIO SC2	39,428,852	46,391,970
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	814,189	217,159
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	6,205,122	6,399,018
FIDELITY VIP OVERSEAS PORTFOLIO SC2	8,004,895	5,316,222
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	3,317,411	3,310,171
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,403,863	7,124,222
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	112,649	89,259
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	9,941,899	3,013,052
JPMORGAN SMALL CAP VALUE FUND CLASS A	962,870	518,590
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	1,066,657	1,039,441
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	438,445	92,404
MFS VIT II INTERNATIONAL GROWTH SC	937,564	281,723
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	197,863	96,299
MFS VIT MID CAP VALUE PORTFOLIO SC	1,440,340	653,021
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,666,334	528,482
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	2,300,666	611,704
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	1,119,686	504,931
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	1,021,120	567,503
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	6,286,561	3,356,180
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	413,965	208,589

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
	Purchases	Sales
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO**	515,426	18,557,624
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	10,035,834	3,560,267
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	202,086	142,260
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	3,244,953	1,444,199
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,345	571,367
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	639,823	412,875
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	1,277,825	570,157
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	725,776	650,285
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,794	23,718
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	291,961	1,159,142
VANGUARD 500 INDEX FUND ADMIRAL SHARES	30,597,590	12,714,606
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	4,425,641	1,822,450
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	1,459,102	548,670
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	6,465,996	2,352,173
VANGUARD FEDERAL MONEY MARKET FUND	1,930,220	1,704,514
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	3,601,405	3,218,692
VANGUARD MID-CAP GROWTH INDEX FUND	3,206,919	2,229,172
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,266,871	1,308,573
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	2,834,648	1,515,220
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	5,520,636	2,176,430
VANGUARD TARGET RETIREMENT 2020 FUND	2,316,499	1,695,016
VANGUARD TARGET RETIREMENT 2025 FUND	10,417,767	3,769,438
VANGUARD TARGET RETIREMENT 2030 FUND	11,675,490	4,051,320
VANGUARD TARGET RETIREMENT 2035 FUND	10,358,873	2,485,943
VANGUARD TARGET RETIREMENT 2040 FUND	9,946,574	3,231,015
VANGUARD TARGET RETIREMENT 2045 FUND	7,715,910	1,441,836
VANGUARD TARGET RETIREMENT 2050 FUND	8,078,823	1,504,997
VANGUARD TARGET RETIREMENT 2055 FUND	2,060,555	183,543
VANGUARD TARGET RETIREMENT 2060 FUND	2,133,724	156,583
VANGUARD TARGET RETIREMENT INCOME FUND	7,469,111	4,053,464
VANGUARD TOTAL BOND MARKET INDEX FUND	5,226,754	3,222,486
VANGUARD VIF EQUITY INDEX PORTFOLIO	3,500,182	1,192,901
VANGUARD VIF GLOBAL BOND INDEX	1,404,962	1,190,385
VANGUARD VIF INTERNATIONAL PORTFOLIO	836,726	234,789
VANGUARD VIF MID-CAP INDEX PORTFOLIO	1,448,849	494,166
VANGUARD VIF REIT INDEX PORTFOLIO	362,572	168,146
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	785,435	294,383
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	382,645	189,623
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	1,070,477	532,264
WILSHIRE VIT GLOBAL ALLOCATION FUND	89,108,871	49,974,983
**
The purchases and proceeds on sales activity for T. Rowe Price Government Money Portfolio was for the period of January 1, 2022 through April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2021	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,434	225	276	(260)	6,675	418	120	(390)	6,823
ALLSPRING VT DISCOVERY FUND	718,861	18,431	(34,877)	(36,769)	665,646	29,282	17,282	(44,314)	667,896
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	97,339	47,470	2,407	(10,795)	136,421	23,005	6,435	(15,482)	150,380
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,179,483	60,209	3,102	(70,599)	1,172,195	56,188	(3,000)	(93,463)	1,131,920
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	12,532	5,290	(12,915)	228,205	10,604	330	(17,892)	221,246
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	21,566	54,509	13,208	(1,927)	87,356	25,339	13,864	(4,918)	121,640
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	27,761	34,543	(29,358)	598,551	29,420	15,952	(46,514)	597,410
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	11,630	1,184	(1,083)	26,686	2,895	2,474	(1,597)	30,459
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	27,016	(1,690)	(25,085)	506,750	31,473	17,424	(27,295)	528,352
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	63,095	124,484	(14,967)	(11,115)	161,498	79,268	(5,028)	(32,066)	203,672
BLACKROCK HIGH YIELD V.I. FUND CLASS I	144,184	51,857	11,028	(15,453)	191,616	16,671	3,380	(15,591)	196,076
BLACKROCK HIGH YIELD V.I. FUND CLASS III	170,091	12,636	30,691	(22,290)	191,128	9,008	31,414	(22,168)	209,382
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,865,216	105,667	(216,546)	(194,954)	3,559,383	101,696	(63,938)	(195,376)	3,401,764
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	44,377	(70,532)	(82,364)	1,529,516	42,215	(35,388)	(83,631)	1,452,711
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	1,107,971	709,599	471,432	(77,752)	2,211,249	525,874	253,754	(144,788)	2,846,090
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	3,319	30,298	(2,806)	76,336	3,509	3,818	(6,315)	77,347
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	4,843	(2,931)	(483)	18,599	5,563	726	(825)	24,064
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,784	11,663	42,232	(16,688)	155,991	7,029	(5,233)	(2,962)	154,826
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	11,768	21,873	(2,149)	45,328	5,235	956	(2,134)	49,385
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	42,996	(21,389)	(2,777)	115,454	14,350	(13,896)	(7,113)	108,795
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	60,589	31,313	(48,847)	723,106	64,593	2,431	(72,928)	717,202
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	39,081	(1,781)	(1,597)	68,208	29,707	(1,437)	(15,549)	80,929
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	9,335	(4,260)	(1,334)	52,360	12,923	(522)	(3,899)	60,862
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	73,242	47,860	(49,466)	851,507	67,185	(744)	(39,306)	878,641
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	4,370	(184)	(785)	14,378	776	(461)	(13)	14,679
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	2,108	(268)	(15)	18,475	14,408	(122)	(1,110)	31,651
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	53,266	(6,164)	(18,246)	618,733	61,455	(6,559)	(15,595)	658,034
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	5,762	(116)	(293)	11,903	2,242	803	(457)	14,491
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	–	–	–	63	7,637	–	–	7,700
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,349	1,287	21,365	(8)	24,993	3,605	6,722	(756)	34,564
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	1,841	–	–	1,853	104	(1,379)	(11)	567
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,891	61	336	–	3,288	64	4,238	(249)	7,340
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	40,600	125,157	74,860	(16,262)	224,354	38,888	(19,657)	(15,135)	228,449
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	12,030	3,040	(17,569)	358,877	14,765	21,273	(60,063)	334,852

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units outstanding at 01/01/2021	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	40,614	(21,556)	(33,667)	733,642	49,818	(17,161)	(52,457)	713,842
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,216	183,403	(107,654)	(178,046)	2,937,919	178,263	(110,343)	(196,463)	2,809,377
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	143,604	(54,283)	(147,630)	2,390,164	156,482	(63,570)	(109,255)	2,373,821
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	107,461	14,673	(83,150)	1,462,255	104,562	(32,079)	(104,387)	1,430,351
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	37,109	(39,147)	(73,978)	1,266,069	34,076	(24,566)	(68,295)	1,207,284
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	–	20479	14887	(75)	35291	39,771	10,811	(2,205)	83,668
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	82,587	115,071	(154,503)	1,688,491	77,711	(47,954)	(116,268)	1,601,980
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	70739	(59,823)	(106,838)	1,820,259	79,272	55,894	(104,269)	1,851,156
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	49,167	(9,003)	(46,324)	905,940	48,916	(4,235)	(60,301)	890,320
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	196,175	(61,275)	(76,450)	209,086	1,401,809	15,433,154	(2,353,846)	14,690,203
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	2,969	1,192	(37)	(261)	3,863	390	(128)	(599)	3,526
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	22,256	9,337	(48,334)	886,508	21,388	(29,965)	(47,834)	830,097
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	6,322	(3,837)	(10,355)	98,042	7,401	2,737	(6,504)	101,676
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	197,033	7,252	(11,060)	(10,060)	183,166	11,305	1,673	(11,422)	184,722
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	23,242	13,686	(168)	(1,803)	34,957	9,306	1,235	(2,004)	43,494
MFS VIT II INTERNATIONAL GROWTH SC	82,021	7,526	39,706	(5,868)	123,385	8,098	34,608	(10,259)	155,832
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	19,166	(912)	(4,626)	37,536	5,118	1,785	(3,794)	40,645
MFS VIT MID CAP VALUE PORTFOLIO SC	344,747	16,876	(4,511)	(19,452)	337,659	19,948	15,938	(19,712)	353,833
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	4,801	25,148	14,390	(1,721)	42,618	36,393	4,758	(4,914)	78,855
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	31,066	21,053	3,409	(2,384)	53,144	27,263	1,958	(4,771)	77,594
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	18,451	2,824	(5,356)	58,663	9,556	9,382	(8,642)	68,959
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	13,363	7,333	(3,291)	81,959	14,744	3,589	(4,887)	95,405
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	79,053	12,178	(21,958)	316,856	74,538	(10,185)	(23,767)	357,442
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	13,073	1,039	(4,610)	65,020	10,266	(546)	(3,046)	71,694
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO**	18,896,356	806,316	1,207,396	(2,113,311)	18,796,757	247,531	(18,373,233)	(671,054)	–
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	56,615	10,878	(10,727)	230,692	53,000	22,417	(18,324)	287,784
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10,806	15,130	(7,839)	163,868	13,837	5,892	(10,368)	173,229
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	16,509	1,177	(4,798)	97,292	18,881	5,806	(7,359)	114,619
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	53,536	34,909	(19,028)	437,688	24,912	(10,919)	(31,996)	419,684
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	42,765	9,420	(26,734)	241,390	34,039	101	(19,358)	256,172
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	14,283	(747)	(1,756)	51,280	9,766	2,071	(3,914)	59,204
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	42,341	30,644	(2,950)	224,913	33,540	(5,375)	(27,137)	225,941

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units outstanding at 01/01/2021	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	1,221	2,101	(827)	15,327	506	(138)	(516)	15,179
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	16,699	20,187	(18,846)	251,037	12,253	(20,406)	(25,077)	217,806
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	52,645	9,894	(16,463)	264,660	53,177	5,783	(17,255)	306,365
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	159,110	9,158	(56,921)	913,110	176,736	47,872	(65,425)	1,072,293
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	25,894	5,114	(5,760)	122,132	24,120	5,271	(8,002)	143,521
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	32,663	6,353	(9,631)	156,781	32,782	14,548	(11,915)	192,196
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1,097,507	(821,975)	(402,959)	2,122,978	532,329	186,262	(497,827)	2,343,743
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	345,566	204,442	(69,392)	1,838,352	227,564	(53,102)	(171,232)	1,841,582
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	65,223	12,839	(15,859)	309,052	50,960	15,260	(26,211)	349,061
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	9,795	(116)	(4,055)	55,064	8,438	547	(4,703)	59,346
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	40,044	(8,291)	(14,451)	176,997	30,694	(76)	(19,174)	188,441
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	39,507	1,837	(11,188)	182,116	38,136	7,895	(12,719)	215,427
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	70,511	16,210	(31,159)	281,847	42,574	(10,590)	(20,099)	293,732
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	244,009	46,582	(68,963)	910,577	385,018	3,081	(105,654)	1,193,022
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	228,400	33,022	(34,469)	719,138	233,238	(1,782)	(55,897)	894,698
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	286,468	21,997	(63,780)	1,076,013	323,735	9,742	(48,817)	1,360,673
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	184,002	12,896	(9,563)	552,700	188,810	(20,884)	(30,610)	690,015
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	180,655	17,090	(28,843)	682,817	209,376	24,208	(31,220)	885,181
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	138,154	(2,635)	(14,707)	434,793	151,553	1,513	(18,973)	568,886
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	23,412	363	(2,415)	26,422	38,363	2,717	(2,919)	64,583
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	24,380	1,424	(358)	33,215	40,470	5,259	(1,486)	77,458
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	192,296	106,714	(73,615)	732,980	362,934	(77,775)	(74,336)	943,804
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	387,948	165,073	(131,082)	1,747,196	314,699	(25,462)	(124,252)	1,912,181
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	45,072	(1,382)	(7,817)	145,648	33,715	(1,165)	(11,061)	167,137
VANGUARD VIF GLOBAL BOND INDEX	118,423	57,620	18,537	(10,559)	184,020	27,605	11,863	(27,369)	196,119
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	5,885	(1,575)	(2,005)	42,317	6,554	6,762	(4,995)	50,637
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	24,639	3,332	(5,061)	105,356	20,181	2,031	(5,934)	121,633
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	5,690	(416)	(3,585)	72,205	11,970	577	(5,959)	78,792
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	41,135	58,656	10,911	(5,479)	105,223	52,628	11,330	(15,450)	153,731
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	1,203	(1,260)	(2,921)	31,343	803	1,847	(3,891)	30,102
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	114,416	(6,586)	(31,544)	272,235	56,998	9,366	(19,820)	318,779
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	406,037	(389,545)	(766,631)	12,948,115	422,508	(371,270)	(746,138)	12,253,215
**
The units issued and units redeemed activity for T. Rowe Price Government Money Portfolio was for the period from January 1, 2022 through April 28,2022 (liquidation).

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	31.50	214,935	1.25%	-%	(36.87)%
ALLSPRING VT DISCOVERY FUND	667,897	17.03 to 52.30	32,983,458	0.95% to1.65%	-%	(38.88)% to (38.44)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,379	21.12	3,175,568	1.25%	2.14%	(9.40)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,919	24.38 to 25.95	28,750,070	0.95% to 1.65%	1.65%	(10.17)% to (9.55)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	183.04 to 194.93	42,145,738	0.95% to 1.65%	0.10%	(31.27)% to (30.79)%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	16.78	2,041,159	1.25%	3.15%	(16.06)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	14.73 to 15.85	9,268,676	0.95% to 1.65%	2.13%	(15.36)% to (14.78)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	27.11	825,658	1.25%	1.52%	(22.83)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28.82 to 30.71	15,843,827	0.95% to 1.65%	1.03%	(23.55)% to (22.99)%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,671	11.68	2,379,610	1.25%	4.23%	(11.92)%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	8.08	1,575,103	1.25%	5.23%	(11.40)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,383	7.62 to 8.12	1,666,833	0.95% to 1.65%	5.19%	(12.21)% to (11.35)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,765	17.26 to 43.64	142,582,580	0.95% to 1.65%	0.88%	(18.01)% to (17.44)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	168.22 to 184.52	257,679,527	0.95% to 1.65%	0.88%	(14.92)% to (14.33)%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	2.59	7,371,171	1.25%	1.24%	(16.45)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	32.88 to 33.63	2,571,460	0.95% to 1.65%	-%	(30.02)% to (29.53)%
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	28.39	683,247	1.25%	1.39%	(5.40)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,827	15.49 to 16.31	2,480,488	0.95% to 1.65%	1.85%	(16.69)% to (15.58)%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,384	16.06	793,040	1.25%	2.05%	(16.74)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	17.06	1,856,316	1.25%	1.94%	(17.46)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,203	17.24 to 18.21	12,791,540	0.95% to 1.65%	1.73%	(18.02)% to (17.45)%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	17.5	1,416,180	1.25%	2.03%	(17.92)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	28.3	1,722,119	1.25%	1.76%	(18.70)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,642	28.71 to 30.23	26,018,920	0.95% to 1.65%	1.42%	(19.24)% to (18.67)%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	27.59	405,004	1.25%	1.54%	(19.28)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,652	27.33	864,970	1.25%	1.85%	(19.26)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	27.94 to 29.45	18,956,773	0.95% to 1.65%	1.34%	(20.09)% to (19.25)%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,490	24.75	358,657	1.25%	1.62%	(19.25)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,701	11.95 to 12.46	93,526	0.95% to 1.65%	2.78%	(19.85)% to (18.56)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,563	11.86 to 12.28	417,177	0.95% to 1.65%	1.28%	(20.08)% to (19.21)%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	568	12.22	6,938	1.25%	0.57%	(19.23)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	11.82 to 12.31	88,508	0.95% to 1.65%	1.53%	(20.08)% to (18.85)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	12.16	2,778,132	1.25%	2.26%	(13.14)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	12.02 to 12.44	4,109,521	0.95% to 1.65%	2.07%	(11.03)% to (10.63)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,843	15.17 to 15.89	11,102,199	0.95% to 1.65%	1.79%	(15.42)% to (14.89)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,378	14.88 to 15.64	42,990,779	0.95% to 1.65%	1.58%	(16.64)% to (16.05)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	16.98 to 17.86	41,505,152	0.95% to 1.65%	1.40%	(17.17)% to (16.58)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	18.15 to 18.96	26,540,530	0.95% to 1.65%	0.91%	(18.54)% to (17.96)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	369.70 to 484.69	565,953,341	0.00% to 1.65%	1.14%	(19.76)% to (18.42)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,667	11.77	984,489	1.25%	3.13%	(14.02)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	10.47 to 22.51	33,894,200	0.95% to 1.65%	2.02%	(14.60)% to (14.02)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	21.44 to 36.56	63,431,859	0.95% to 1.65%	0.77%	(25.92)% to (25.40)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,319	20.84 to 21.93	19,123,052	0.95% to 1.65%	1.06%	(28.87)% to (28.36)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	0.98 to 01.01	14,484,626	0.95% to 1.65%	3.18%	0.00%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	101.66	358,453	1.25%	0.19%	(16.99)%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	830,098	51.90 to 55.57	44,401,509	0.95% to 1.65%	0.49%	(20.03)% to (19.46)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,675	35.51 to 37.43	3,727,894	0.95% to 1.65%	0.88%	(15.09)% to (14.47)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	39.30 to 42.07	7,571,009	0.95% to 1.65%	-%	(37.05)% to (36.59)%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	18.46	802,894	1.25%	0.77%	(19.39)%
MFS VIT II INTERNATIONAL GROWTH SC	155,832	16.20 to 16.61	2,558,606	0.95% to 1.65%	0.38%	(16.58)% to (15.98)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	12.66	514,695	1.25%	0.98%	(9.96)%
MFS VIT MID CAP VALUE PORTFOLIO SC	353,832	15.58 to 16.49	5,720,351	0.95% to 1.65%	0.78%	(10.77)% to (9.84)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	20.48	1,614,889	1.25%	-%	(30.62)%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	47.12	3,656,509	1.25%	0.68%	(23.69)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	37.81	2,607,296	1.25%	-%	(39.27)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	36.07	3,441,008	1.25%	0.44%	(24.32)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	48.02	17,165,975	1.25%	2.01%	(4.49)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	20.44	1,465,446	1.25%	1.63%	(27.21)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[1]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	84.48	24,312,344	1.25%	-%	(40.90)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,230	7.31	1,266,222	1.25%	1.68%	(21.31)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,620	82.88	9,500,117	1.25%	-%	(37.80)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	8.80	3,691,982	1.25%	2.22%	(15.38)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	11.62	2,976,974	1.25%	2.12%	(16.46)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	61.08	3,616,118	1.25%	0.35%	(19.56)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	12.90	2,914,630	1.25%	3.29%	(11.70)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	14.47	219,645	1.25%	-%	(6.04)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,805	17.01 to 18.63	3,925,091	0.95% to 1.65%	-%	(6.69)% to (6.00)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	365.14	111,865,639	1.25%	1.53%	(19.17)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,292	14.97	16,050,528	1.25%	2.68%	(16.37)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,520	35.74	5,129,885	1.25%	3.71%	(18.83)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,195	101.24	19,458,301	1.25%	1.03%	(27.39)%
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	0.99	2,329,626	1.25%	1.51%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,581	6.40	11,774,494	1.25%	4.96%	(9.99)%
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	33.30	11,624,461	1.25%	0.23%	(31.00)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	135.90	8,065,233	1.25%	3.25%	(27.12)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,440	41.72	7,861,163	1.25%	1.53%	(8.59)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	89.01	19,175,270	1.25%	1.42%	(18.64)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	293,732	35.22	10,343,960	1.25%	2.31%	(15.21)%
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,023	21.06	25,126,088	1.25%	2.24%	(16.59)%
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	38.79	34,701,921	1.25%	2.03%	(17.31)%
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,674	24.36	33,147,851	1.25%	2.06%	(17.67)%
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	42.85	29,570,156	1.25%	2.07%	(18.02)%
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	27.47	24,314,596	1.25%	2.13%	(18.39)%
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	44.27	25,187,358	1.25%	2.14%	(18.50)%
VANGUARD TARGET RETIREMENT 2055 FUND	64,584	46.75	3,019,043	1.25%	2.73%	(18.48)%
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	41.29	3,198,082	1.25%	2.67%	(18.48)%
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	14.46	13,649,066	1.25%	2.76%	(13.83)%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,180	10.18	19,469,654	1.25%	2.37%	(14.24)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	59.80	9,994,755	1.25%	1.29%	(19.24)%
VANGUARD VIF GLOBAL BOND INDEX	196,120	17.13 to 19.03	3,650,804	0.95% to 1.65%	2.65%	(14.20)% to (13.57)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	31.69	1,604,529	1.25%	1.19%	(30.99)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	31.28	3,805,258	1.25%	1.09%	(19.84)%
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	14.68	1,156,764	1.25%	1.90%	(27.22)%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	10.10	1,552,735	1.25%	1.52%	(6.91)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	28.65	862,362	1.25%	0.25%	(26.27)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	11.01	3,509,796	1.25%	2.11%	(14.32)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,216	15.49 to 44.67	413,210,447	0.00% to 1.65%	3.31%	(19.18)% to (17.83)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
T. Rowe Price Government Money's shares were terminated on April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%[1]
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%[1]
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%[1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%[1]
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%[1]
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%[1]

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%[1]
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA- RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91%
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%[1]
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%[1]
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%[1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.00% to 1.65%	1.43%	16.01% to 17.95%[1]
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%[1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%[1]
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71%
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%[1]
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85%
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82%
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.00% to 1.65%	1.75%	10.08% to 11.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	29.82	360,234	1.25%	-%	28.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	74,195	17.11	1,269,498	1.25%	2.57%	20.15%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,178,397	20.28 to 21.14	24,588,938	0.95% to 1.65%	1.97%	19.01% to 19.91%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	149.07 to 155.46	34,151,067	0.95% to 1.65%	0.59%	28.33% to 29.22%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	560,268	15.06 to 15.91	8,802,229	0.95% to 1.65%	2.31%	16.06% to 16.81%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	27.65	413,100	1.25%	1.46%	27.89%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	30.20 to 31.51	15,828,446	0.95% to 1.65%	0.79%	26.73% to 27.62%
BLACKROCK HIGH YIELD VI FUND CLASS I	127,776	8.28	1,053,005	1.25%	5.40%	13.89%
BLACKROCK HIGH YIELD VI FUND CLASS III	129,742	8.02 to 8.29	1,063,894	0.95% to 1.65%	5.95%	12.32% to 13.87%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,015,903	19.06 to 38.61	150,285,521	0.95% to 1.65%	0.89%	20.24% to 21.07%
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	7,764	19.11	148,358	1.25%	-%	4.99%[1]
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	145.53 to 156.31	261,616,942	0.95% to 1.65%	1.20%	23.53% to 24.39%
CALVERT VP SRI BALANCED I	270,883	2.40	648,917	1.25%	1.96%	9.39%[1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	14,283	30.04 to 30.17	429,267	0.95% to 1.65%	-%	5.45% to 5.90%[1]
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	21.19	259,497	1.25%	1.65%	21.02%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	15.78 to 16.38	1,952,675	0.95% to 1.65%	2.29%	16.03% to 17.25%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	15.70	559,303	1.25%	2.17%	18.58%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	16.49	1,462,006	1.25%	2.40%	20.36%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	17.00 to 17.58	11,530,280	0.95% to 1.65%	1.87%	19.55% to 20.41%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	16.64	381,000	1.25%	2.26%	22.90%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	26.14	1,011,636	1.25%	2.11%	25.92%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	27.04 to 27.89	19,875,279	0.95% to 1.65%	1.69%	25.07% to 25.97%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	24.93	233,969	1.25%	2.73%	26.93%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	24.70	265,833	1.25%	1.81%	26.99%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	25.75 to 26.58	13,777,335	0.95% to 1.65%	1.67%	25.47% to 27.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	22.36	305,327	1.25%	2.27%	26.90%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	21,700	12.57	272,797	1.25%	3.87%	10.55%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	12.43 to 12.68	5,181,337	0.95% to 1.65%	1.75%	8.43% to 9.12%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	14.73 to 15.20	12,025,294	0.95% to 1.65%	1.57%	15.85% to 16.65%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	14.31 to 14.72	45,193,514	0.95% to 1.65%	1.39%	18.26% to 19.09%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	15.97 to 16.44	39,551,412	0.95% to 1.65%	1.24%	20.53% to 21.33%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	16.69 to 17.07	23,891,048	0.95% to 1.65%	1.09%	24.09% to 24.96%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	316.37 to 404.10	566,564,377	0.95% to 1.65%	1.79%	28.90% to 29.79%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	12.83 to 24.66	38,708,061	0.95% to 1.65%	2.58%	7.60% to 8.35%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	22.90 to 36.27	69,603,439	0.95% to 1.65%	1.56%	25.44% to 26.29%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	23.37 to 24.14	21,477,480	0.95% to 1.65%	1.60%	21.01% to 21.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	1.00	76,808	1.25%	2.32%	1.01%
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	938	89.95	84,363	1.25%	0.18%	10.24%[1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	41.40 to 43.40	40,927,238	0.95% to 1.65%	0.87%	29.62% to 30.53%
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	30.88 to 31.87	2,876,427	0.95% to 1.65%	1.10%	16.88% to 17.73%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	38.43 to 40.28	8,614,674	0.95% to 1.65%	-%	29.66% to 30.52%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	21,289	17.72	377,191	1.25%	0.80%	25.23%
MFS VIT INTERNATIONAL GROWTH INITIAL	30,555	15.95 to 16.02	487,374	0.95% to 1.65%	2.43%	8.62% to 9.10%[1]
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	10.59	168,187	1.25%	1.47%	29.46%
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	13.35 to 13.77	4,859,435	0.95% to 1.65%	1.02%	28.65% to 29.54%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
PUTNAM VT SUSTAINABLE LEADERS IA	8,736	39.60	345,988	1.25%	-%	10.25%[1]
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	40.42	1,553,481	1.25%	-%	28.32%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	54,362	46.41	2,522,951	1.25%	1.50%	24.93%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	163,971	40.49	6,638,411	1.25%	2.55%	25.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	43,459	23.27	1,011,216	1.25%	2.53%	21.77%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	00.93 to 01.02	17,186,054	0.95% to 1.65%	1.66%	0.99% to 1.03%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	137,294	89.16	12,241,190	1.25%	0.25%	29.22%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	146,385	9.20	1,346,883	1.25%	2.08%	5.38%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	63,575	78.93	5,018,053	1.25%	-%	36.02%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	285,383	10.14	2,894,086	1.25%	2.78%	7.87%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	176,927	11.64	2,058,974	1.25%	2.57%	21.38%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	29,071	55.13	1,602,653	1.25%	0.76%	24.31%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	125,263	13.77	1,724,420	1.25%	3.45%	10.16%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	17.44	273,922	1.25%	8.22%	0.98%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	20.96 to 22.47	5,502,638	0.95% to 1.65%	7.05%	0.19% to 0.85%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	304.10	49,256,307	1.25%	2.13%	29.85%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	14.94	9,369,074	1.25%	3.40%	20.58%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	38.84	2,937,988	1.25%	3.62%	18.81%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	96.15	9,739,191	1.25%	1.54%	26.46%
VANGUARD FEDERAL MONEY MARKET FUND	709,129	1.01	717,233	1.25%	1.59%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	6.67	7,843,332	1.25%	5.49%	14.41%
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	33.79	6,421,727	1.25%	0.31%	30.46%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	142.83	5,424,965	1.25%	3.86%	27.36%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	34.61	3,954,235	1.25%	1.97%	27.95%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	79.99	8,630,948	1.25%	1.64%	25.81%
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	35.14	6,678,005	1.25%	2.85%	16.17%
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	20.81	10,441,114	1.25%	3.24%	18.17%
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	37.84	11,809,704	1.25%	3.23%	19.60%
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	23.39	12,609,087	1.25%	3.04%	20.94%
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	40.51	8,679,782	1.25%	3.26%	22.35%
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	25.54	8,571,409	1.25%	3.13%	23.38%
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	41.1	7,269,361	1.25%	3.17%	23.46%
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	14.86	4,319,974	1.25%	2.70%	11.73%
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	11.49	9,591,411	1.25%	2.73%	7.38%
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	49.97	3,999,250	1.25%	1.60%	29.69%
VANGUARD VIF GLOBAL BOND INDEX	29,858	21.24 to 21.33	634,224	0.95% to 1.65%	-%	4.36% to 4.81%[1]
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	30.35	1,152,967	1.25%	1.45%	29.59%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	27.25	1,753,495	1.25%	1.33%	29.27%
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	15.50	856,258	1.25%	2.27%	27.15%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	28.32	777,830	1.25%	0.38%	26.54%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	12.46	1,806,659	1.25%	3.21%	7.32%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	761,733	32.85 to 56.06	40,914,448	0.95% to 1.65%	-%	36.78% to 37.74%
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	20.51 to 36.25	501,294,259	0.29% to 1.65%	1.66%	16.53% to 17.31%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	9,360	23.18	216,947	1.25%	0.00%	(8.60)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	47,600	14.24	677,773	1.25%	2.86%	(9.59)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,136,887	17.04 to 17.63	19,830,888	0.95% to 1.65%	1.94%	(10.41%) to (9.77%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	208,209	116.16 to 120.31	24,756,524	0.95% to 1.65%	0.29%	(2.14%) to (1.44%)
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	526,269	12.96 to 13.62	7,091,577	0.95% to 1.65%	1.39%	(6.48%) to (5.74%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	8,075	21.62	174,588	1.25%	1.53%	(14.92)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	500,703	23.83 to 24.69	12,211,004	0.95% to 1.65%	0.72%	(15.68%) to (15.07%)
BLACKROCK HIGH YIELD VI FUND CLASS I	77,991	7.27	564,422	1.25%	4.51%	(3.84)%
BLACKROCK HIGH YIELD VI FUND CLASS III	66,633	07.14 to 07.28	481,322	0.95% to 1.65%	5.53%	(5.05%) to (3.83%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,820,448	117.81 to 125.66	222,530,239	0.95% to 1.65%	1.22%	(13.03%) to (12.41%)
DFA VA U.S. TARGETED VALUE PORTFOLIO	10,126	17.51	177,255	1.25%	1.82%	(16.90)%
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	4,179,231	17.17 to 31.89	129,569,322	0.95% to 1.65%	0.90%	(10.50%) to (9.84%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	98,562	13.60 to 13.97	1,348,025	0.95% to 1.65%	1.43%	(6.85%) to (5.80%)
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	33,855	13.24	448,073	1.25%	2.69%	(7.02)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	65,168	13.7	893,052	1.25%	2.45%	(7.68)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	615,720	14.22 to 14.60	8,907,194	0.95% to 1.65%	1.27%	(8.32%) to (7.71%)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	18,040	13.54	244,239	1.25%	2.10%	(8.94)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	27,533	20.76	571,489	1.25%	2.03%	(10.40)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	633,603	21.62 to 22.14	13,898,571	0.95% to 1.65%	1.08%	(10.99%) to (10.36%)
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	2,343	19.64	46,030	1.25%	2.52%	(11.01)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,199	19.45	198,365	1.25%	2.30%	(10.98)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	448,560	20.41 to 20.92	9,286,404	0.95% to 1.65%	1.08%	(11.95%) to (10.98%)
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	7,026	17.62	123,770	1.25%	2.07%	(11.01)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	208	11.37	2,362	1.25%	1.81%	(3.15)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	438,421	11.46 to 11.62	5,056,382	0.95% to 1.65%	1.62%	(3.62%) to (2.76%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	840,853	12.70 to 13.03	10,858,066	0.95% to 1.65%	1.30%	(6.97%) to (6.26%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,132,427	12.10 to 12.36	38,339,781	0.95% to 1.65%	1.16%	(8.05%) to (7.42%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,430,322	13.25 to 13.55	32,621,134	0.95% to 1.65%	0.93%	(9.25%) to (8.57%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,340,668	13.45 to 13.66	18,145,309	0.95% to 1.65%	0.69%	(10.57%) to (9.95%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,515,467	249.51 to 311.34	461,664,510	0.00% to 1.65%	1.63%	(6.30%) to (5.63%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,678,973	12.03 to 22.76	36,261,660	0.95% to 1.65%	2.28%	(2.39%) to (1.73%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,103,787	18.95 to 28.72	57,323,717	0.95% to 1.65%	1.40%	(16.46%) to (15.88%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	926,773	19.28 to 19.82	18,198,201	0.95% to 1.65%	2.68%	(8.02%) to (7.34%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	44,023	0.99	43,688	1.25%	0.96%	-%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,004,149	31.94 to 33.25	32,527,995	0.95% to 1.65%	0.87%	(7.71%) to (7.07%)
JPMORGAN SMALL CAP VALUE FUND CLASS A	90,701	26.42 to 27.07	2,432,979	0.95% to 1.65%	0.91%	(15.73%) to (15.11%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	221,799	29.64 to 30.86	6,745,307	0.95% to 1.65%	0.00%	3.13% to 3.91%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	11,434	14.15	161,792	1.25%	0.83%	(6.29)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	11,708	8.18	95,764	1.25%	1.05%	(12.51)%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,199	10.36 to 10.63	3,628,546	0.95% to 1.65%	0.75%	(13.12%) to (12.51%)

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	27,948	31.50	880,463	1.25%	0.00%	0.64%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	42,767	37.15	1,588,689	1.25%	0.95%	(17.24)%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	92,785	32.38	3,004,483	1.25%	2.75%	(10.43)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	34,796	19.11	664,816	1.25%	3.36%	(8.56)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,542,644	00.93 to 01.01	18,086,151	0.95% to 1.65%	1.29%	1.00%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	83,482	69.00	5,760,227	1.25%	0.27%	(2.25)%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	120,487	8.73	1,052,377	1.25%	1.92%	(4.17)%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	37,737	58.03	2,189,717	1.25%	0.00%	2.76%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	185,067	9.40	1,739,172	1.25%	2.92%	(1.88)%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	129,691	9.59	1,243,228	1.25%	3.00%	(16.10)%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	18,531	44.35	821,894	1.25%	0.58%	(12.61)%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	86,139	12.50	1,076,368	1.25%	3.83%	(3.77)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	10,740	17.27	185,492	1.25%	0.00%	0.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	259,533	20.92 to 22.28	5,648,317	0.95% to 1.65%	0.00%	0.24% to 0.95%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	100,798	234.20	23,607,466	1.25%	2.22%	(5.62)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	438,043	12.39	5,428,414	1.25%	3.62%	(15.54)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	56,429	32.69	1,844,683	1.25%	3.19%	(15.64)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	61,133	76.03	4,647,708	1.25%	1.80%	(10.49)%
VANGUARD FEDERAL MONEY MARKET FUND	288,761	1.00	289,509	1.25%	1.83%	-%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	786,210	5.83	4,578,920	1.25%	6.03%	(3.95%
VANGUARD MID-CAP GROWTH INDEX FUND	115,521	25.90	2,991,890	1.25%	0.55%	(4.50)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,793	112.15	2,892,684	1.25%	5.16%	(7.11)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	77,309	27.05	2,091,236	1.25%	2.73%	(20.74)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	60,126	63.58	3,822,966	1.25%	1.83%	(10.45)%
VANGUARD TARGET RETIREMENT 2020 FUND	142,598	30.25	4,313,122	1.25%	3.96%	(5.41)%
VANGUARD TARGET RETIREMENT 2025 FUND	252,658	17.61	4,450,540	1.25%	3.61%	(6.38)%
VANGUARD TARGET RETIREMENT 2030 FUND	162,658	31.64	5,147,031	1.25%	3.93%	(7.02)%
VANGUARD TARGET RETIREMENT 2035 FUND	325,155	19.34	6,289,617	1.25%	3.92%	(7.77)%
VANGUARD TARGET RETIREMENT 2040 FUND	92,462	33.11	3,061,877	1.25%	3.81%	(8.49)%
VANGUARD TARGET RETIREMENT 2045 FUND	156,596	20.70	3,241,450	1.25%	3.52%	(9.05)%
VANGUARD TARGET RETIREMENT 2050 FUND	74,767	33.29	2,489,313	1.25%	3.76%	(9.04)%
VANGUARD TARGET RETIREMENT INCOME FUND	168,287	13.30	2,237,503	1.25%	3.09%	(3.20)%
VANGUARD TOTAL BOND MARKET INDEX FUND	510,088	10.70	5,459,396	1.25%	2.68%	(1.29)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	48,835	38.53	1,881,484	1.25%	1.05%	(5.68)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	31,465	23.42	736,777	1.25%	0.49%	(13.67)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	41,833	21.08	881,819	1.25%	0.88%	(10.45)%
VANGUARD VIF REIT INDEX PORTFOLIO	36,599	12.19	445,962	1.25%	1.85%	(6.52)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	13,640	22.38	305,280	1.25%	0.23%	(8.43)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	79,760	11.61	925,644	1.25%	0.81%	(1.36)%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	774,380	26.14 to 40.70	30,307,443	0.95% to 1.65%	0.00%	(8.59%) to (7.96%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	15,978,705	18.36 to 36.67	465,470,767	0.00% to 1.65%	1.66%	(8.82%) to (8.17%)
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2022 and 2021
(With Independent Auditors’ Report Thereon)
1

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Independent Auditors’ Report
The Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
Opinions
We have audited the financial statements of Horace Mann Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the financial statements (collectively, financial statements).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 8 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 8.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.
2

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
•
Exercise professional judgment and maintain professional skepticism throughout the audit.
•
Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•
Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•
Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•
Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments - Other than Investments in Related Parties - Schedule I, Supplementary Insurance Information - Schedule III, and Reinsurance - Schedule IV is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7.05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
/s/ KPMG LLP
Chicago, Illinois
April 14, 2023
3

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2022 and 2021
(In thousands)

	December 31
	2022	2021
Admitted Assets
Cash and investments:
Bonds	$4,274,380	$4,437,612
Preferred stocks	106,980	140,507
Common stocks	36,229	36,556
Mortgage loans on real estate	57,522	36,425
Cash	8,430	1,184
Cash equivalents	64,012	82,852
Contract loans	129,814	131,847
Derivatives	6,770	10,736
Receivable for securities	977	1,773
Other invested assets	766,047	555,302

Total cash and investments	5,451,161	5,434,794

Investment income due and accrued	42,164	37,999
Uncollected premiums	555	468
Deferred premiums	49,933	49,718
Amounts recoverable from reinsurers	30,551	26,904
Funds held by or deposited with reinsured companies	31,913	29,572
Current federal income tax recoverable	1,706	—
Deferred tax assets	11,348	3,565
Receivable from parent and affiliates	4,668	3,431
Other assets	3,913	4,636
Variable annuity assets held in separate accounts	2,792,324	3,441,020
Total admitted assets	$8,420,236	$9,032,107
(Continued)
4

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2022 and 2021
(In thousands, except share data)

	December 31
	2022	2021
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,189,553	$4,150,054
Accident and health	27,670	25,951
Unpaid benefits:		
Life	30,210	30,380
Accident and health	5,333	4,970
Policyholder funds on deposit	767,825	765,243
Remittances not allocated	1,177	1,035
Other amounts payable on reinsurance	5,675	8,163
Total policy liabilities	5,027,443	4,985,796

Interest maintenance reserve	6,711	27,936
Accrued expenses	5,115	8,572
Commissions and expense allowances payable on reinsurance assumed	1,031	1,113
Transfer from separate accounts accrued for expense allowances recognized in reserves	(2,675)	(6,840)
Current federal income taxes	—	1,535
Other liabilities	10,116	8,324
Borrowed money and interest thereon	55,507	—
Asset valuation reserve	40,576	66,535
Payable to parent and affiliates	99	852
Payable for securities	1,022	24,695
Variable annuity liabilities held in separate accounts	2,792,324	3,441,020
Total liabilities	7,937,269	8,559,538
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	143,704	143,704
Unassigned surplus	336,763	326,365
Total capital and surplus	482,967	472,569
Total liabilities and capital and surplus	$8,420,236	$9,032,107
See accompanying notes to statutory financial statements.
5

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2022, 2021 and 2020
(In thousands)

	Year Ended December 31
	2022	2021	2020
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$411,483	$426,771	$399,472
Life	115,286	113,910	107,175
Supplementary contracts	3,808	3,433	2,683
Accident and health	29,462	30,618	36,079
Total premiums, annuity and supplementary contract considerations	560,039	574,732	545,409

Net investment income	252,378	217,757	201,600
Amortization of interest maintenance reserve	1,684	3,294	3,727
Commissions and expense allowances on reinsurance ceded	5,642	5,826	5,713
Management fee income from separate accounts	36,803	39,925	30,940
Fees from sales of third-party vendor products	282	489	497
Other	(3,444)	(2,514)	(3.965)
Total revenue	853,384	839,509	783,921
Benefits and expenses:
Provisions for claims and benefits:
Annuity	473,836	504,849	464,964
Life	131,614	138,116	130,077
Supplementary contracts	11,682	12,062	12,506
Accident and health	12,373	11,814	29,964
Total claims and benefits	629,505	666,841	637,511

Commissions	32,053	30,951	29,213
Commissions and expense allowances on reinsurance assumed	11,518	11,972	6,274
General and other expenses	82,082	86,038	79,533

Total benefits and expenses	755,158	795,802	752,531

Net gain before federal income tax expense	98,226	43,707	31,389
Federal income tax expense	13,932	9,088	1,622
Net gain from operations	84,294	34,619	29,767
Realized investment (losses) gains net of tax and transfers to interest maintenance reserve	(3,002)	5,615	(6,306)
Net income	$81,292	$40,235	$23,461
See accompanying notes to statutory financial statements.
6

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2022, 2021 and 2020
(In thousands)

	Year Ended December 31
	2022	2021	2020
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	143,704	143,704	138,704

Unassigned surplus:			
Balance at beginning of year	326,365	289,465	272,211
Net income	81,292	40,235	23,461
Change in net deferred income tax	(1,805)	9,151	539
Change in non-admitted assets	1,040	(3,866)	(1,707)
Change in net unrealized capital (losses) gains	(37,723)	16,498	(767)
Change in asset valuation reserve	25,959	(19,648)	(1,968)
Dividends to stockholder	(56,000)	(3,000)	—
Change in deferred gain on reinsurance	(2,365)	(2,470)	(2,304)
Balance at end of year	336,763	326,365	289,465
Total capital and surplus	$482,967	$472,569	$430,669
See accompanying notes to statutory financial statements.
7

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2022, 2021 and 2020
(In thousands)

	Year Ended December 31
	2022	2021	2020
Cash from operations:
Revenue received:
Premiums considerations and deposits	$556,558	$569,964	$519,325
Investment income	249,412	219,022	201,106
Commissions and expense allowances on reinsurance ceded	5,642	3,355	3,410
Management fee income from Separate Accounts	36,803	39,925	30,940
Fees from sales of third party vendor products	282	489	497
Other income (expense)	(3,444)	(2,514)	(3,965)
Total revenue received	845,253	830,241	751,313
Benefits and expenses paid:
Claims, benefits and net transfers	590,064	583,316	449,411
Expenses	127,930	127,592	109,740
Federal income taxes	10,658	8,546	3,386
Total benefits and expenses paid	728,652	719,454	562,537
Net cash from operations	116,601	110,787	188,776
Cash from investments:
From investments sold or matured:
Bonds	758,700	1,129,969	822,371
Stocks	15,923	11,910	5,688
Mortgage loans	2,223	17,291	297
Other invested assets	42,297	76,488	48,076
Net gains on cash, cash equivalents and short-term investments	—	57	—
Miscellaneous proceeds	—	14,808	32,885
Total investment proceeds	819,143	1,250,523	909,317
Cost of investments acquired:
Bonds	(622,946)	(1,243,921)	(1,114,756)
Stocks	(4,656)	(46,683)	(36,453)
Mortgage loans	(23,320)	(5,542)	(8,413)
Other invested assets	(270,221)	(276,979)	(57,235)
Miscellaneous applications	(28,584)	(6,364)	(3,318)
Total investments acquired	(949,727)	(1,579,489)	(1,220,175)
Net (increase)/decrease in contract loans	2,033	6,107	2,766
Total for investments acquired	(947,694)	(1,573,382)	(1,217,409)
Net cash used for investments	(128,551)	(322,859)	(308,092)

Cash from financing and miscellaneous:
Cash provided (applied):
Capital and paid in surplus	—	5,000	95,000
Borrowed funds	55,507	—	—
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,574	161,338	51,660
Dividends to stockholders	(56,000)	(3,000)	—
Other cash provided (applied)	(1,726)	7,102	(9,666)
Net cash from (used for) financing and miscellaneous	355	170,440	136,994
Net change in cash and short term investments	(11,595)	(41,633)	17,678
Cash and short-term investments at beginning of year	84,037	125,669	107,991
Cash, cash equivalents and short-term investments at end of year	$72,442	$84,036	$125,669
Cash flow information for non-cash transactions:
Liabilities assumed in disability reinsurance transaction	$—	$—	$(26,857)
See accompanying notes to statutory financial statements.
8

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group. Effective January 1, 2022 HMEC acquired Madison National Life Insurance Company.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2022 and 2021 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
The Company has reclassified the presentation of certain prior period information to conform to the current year's presentation.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
(Continued)
9

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
Mortgage loans, including a loan with an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company purchased three commercial loans with a weighted average interest rate of 5.81% in 2022. Company did not reduce interest rates of any outstanding mortgage loans during 2022, 2021 and 2020. During 2022, 2021 and 2020, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
The company accounts for repurchase agreements as secured borrowings.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2022 and 2021, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that have been restructured.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a quarterly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ quarterly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the
(Continued)
10

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2022	2021
Bonds, preferred stocks and short-term investments	$21,071	$38,996
Real estate and other invested assets	17,474	25,663
Common stocks	2,031	1,876
Total AVR	$40,576	$66,535
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2022 and 2021 were $24,249 and $19,561, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
(Continued)
11

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $717,236 and $710,224 as of December 31, 2022 and 2021, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2022 and 2021, the supplemental contract liability was $46,470 and $50,742, respectively, including retained asset accounts of $14,307 and $15,340 respectively. The supplemental contract liability including the retained assets is based on average credited interest rates of 2.46% and 2.63% in 2022 and 2021, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $846 and $839 at December 31, 2022 and 2021, respectively. Premiums on deposit and dividend accumulations of $1,133 and $1,277 were reported at December 31, 2022 and 2021, respectively. Annuities certain of $2,140 and $2,161 were reported at December 31, 2022 and 2021 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2022, were as follows:
	Gross	Net of Loading
Ordinary new business	$3,386	$1,098
Ordinary renewal	44,477	49,689
Group Life	(21)	(21)
Total	$47,842	$50,766
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
(Continued)
12

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
The Inflation Reduction Act ("IRA") was enacted into law on August 16, 2022, which, among its many elements, imposes a Corporate Alternative Minimum Tax ("CAMT") on the adjusted financial statement income at the rate of 15 percent for tax periods beginning on or after January 1, 2023. The Company has determined they will not be subject to the CAMT calculations, pending final guidance from the Internal Revenue Service.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Statement of Cash Flow
There were not any non-cash activities in 2022 or 2021. During 2020 non-cash operating activities included a $26.9 million assumption of policy liabilities from affiliate National Associates Life Insurance Company under a funds held agreement. See note 9 for further information.
(Continued)
13

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2022 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 14, 2023, that date which these statements were available for issuance.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2022	2021	2020
Interest on bonds	$187,545	$181,244	$173,727
Preferred stock income	7,030	6,188	5,080
Common stock income	2,872	1,082	1,561
Interest on mortgage loans	3,457	2,958	3,067
Interest on short-term investments	540	140	473
Interest on contract loans	7,755	8,858	8,746
Limited liability companies income	52,721	23,859	13,988
Other investment income (loss)	(40)	1,020	2,033
Gross investment income	261,880	225,349	208,675
Investment expenses	9,502	7,592	7,075
Net investment income	$252,378	$217,757	$201,600
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $413 of investment income due and accrued related to eleven securities for 2022. In 2021, the Company nonadmitted $215 of investment income due and accrued related to five securities.
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	34	—
(2) Aggregate Amount of Investment Income	$800	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2022	2021	2020
Reserve balance, beginning of year	$27,936	$37,027	$38,228
Current year capital gains (losses), net of tax	(19,541)	(5,796)	2,525
Adjustment for liability gains (losses) released from reserve	—	—	—
Amortization of IMR	(1,684)	(3,295)	(3,726)
Reserve balance, end of year	$6,711	$27,936	$37,027
(Continued)
14

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2022	2021	2020
Bonds	$(24,682)	$(8,940)	$2,527
Common stocks	(36)	(1,116)	2
Preferred stocks	(788)	99	—
Options	(3,552)	12,964	(2,336)
Surplus debentures	—	—	(3,703)
Short Term Investments	—	56	—
Net realized investment gains (losses)	(29,058)	3,063	(3,510)
Less federal income tax expense	(6,515)	3,244	271
Transferred to IMR	19,541	5,796	(2,525)
Net realized investment gains (losses) net of tax and transfers to IMR	$(3,002)	$5,615	$(6,306)
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $8,173, $10,124 and $4,303 in 2022, 2021 and 2020, respectively. The impairment losses in 2022 were related to common stocks and bonds. During 2021 the impairments were related to common stocks and bonds. During 2020 impairment losses were related to bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $1,607, $10,007 and $4,498 at December 31, 2022, 2021, and 2020, respectively.
	2022	2021	2020
Net unrealized capital gains (losses):
Beginning	$40,590	$24,092	$24,859
End of year	2,867	40,590	24,092
Change in net unrealized capital gains (losses)	$(37,723)	$16,498	$(767)
(Continued)
15

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2022	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$64,046	$711	$(3,435)	$61,322
All Other Governments	35,307	—	(1,819)	33,488
States, Territories and Possessions
(Direct and Guaranteed)	232,444	3,148	(18,267)	217,325
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,293,201	9,599	(168,873)	1,333,926
Industrial & Miscellaneous (Unaffiliated)	2,648,403	12,763	(274,568)	2,386,599
Hybrid Securities	979	—	(12)	967
Preferred Stocks	106,980	404	(4,333)	103,051
Total	$4,381,360	$26,625	$(471,307)	$3,936,678

December 31, 2021	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$184,394	$6,990	$(3,228)	$188,156
All Other Governments	47,031	3,461	(23)	50,469
States, Territories and Possessions
(Direct and Guaranteed)	251,866	36,914	(158)	288,622
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,120,307	122,110	(2,441)	1,239,976
Industrial & Miscellaneous (Unaffiliated)	2,833,036	192,709	(10,525)	3,015,220
Hybrid Securities	978	252	—	1,230
Preferred Stocks	140,507	2,664	—	143,171
Total	$4,578,119	$365,100	$(16,375)	$4,926,844
(Continued)
16

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $310,435 and $306,199; Federal Home Loan Mortgage Association of $264,083 and $270,919; Government National Mortgage Association of $52,423 and $56,909; and Other Government of $218,829 and $182,089 as of December 31, 2022 and 2021, respectively.
At December 31, 2022 and 2021, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2022	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$39,526	$(2,751)	$1,494	$(684)
All Other Governments	31,741	(1,320)	1,250	(499)
States, Territories And Possessions
(Direct and Guaranteed)	132,013	(14,808)	9,654	(3,459)
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	811,814	(99,367)	170,256	(69,506)
Industrial & Miscellaneous (Unaffiliated)	1,438,867	(167,301)	590,659	(107,267)
Hybrid Securities	967	(12)	—	—
Preferred Stock	64,930	(1,474)	30,013	(2,859)
Common Stock	831	—	—	—
Total	$2,520,689	$(287,033)	$803,326	$(184,274)

December 31, 2021	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$41,145	$(888)	$31,109	$(2,340)
All Other Governments	2,204	(23)	—	—
States, Territories And Possessions
(Direct and Guaranteed)	6,317	(158)	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	87,841	(1,407)	14,208	(1,034)
Industrial & Miscellaneous (Unaffiliated)	497,117	(6,065)	165,111	(4,468)
Hybrid Securities	—	—	—	—
Preferred stocks	9,993	(7)	—	—
Common Stock	—	—	—	—
Total	$644,617	$(8,548)	$210,428	$(7,842)
At December 31, 2022, the Company held 1,901 positions where the carrying value exceeded the market value a total of $471,307. Securities with an investment grade rating represented 97% of the gross positions. The largest single position is an industrial & misc where the carrying value exceeds market value by $5,914. The portfolio included 528 securities that have been in this position for 12 months or longer, totaling $184,272. The Company views the decrease in value of all of
(Continued)
17

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
the securities at December 31, 2022 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2022.
Bonds by NAIC class at December 31 are as follows:
	2022		2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$2,951,388	$2,659,352	$2,998,654	$3,244,489
Class 2	1,190,326	1,054,646	1,216,678	1,311,981
Class 3	71,231	63,960	118,394	122,318
Class 4	39,649	35,354	83,640	84,411
Class 5	21,453	19,919	20,216	20,445
Class 6	333	396	30	30
Total by class	$4,274,380	$3,833,627	$4,437,612	$4,783,674
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs), including mortgage obligations of the United States governmental agencies at December 31, 2022, was $202,340 compared to a $222,225 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 6.6 years. The Company’s investment in CMOs, excluding mortgage obligations of the United States governmental agencies, represented 0.1% of the Company’s bond portfolio at December 31, 2022.
At December 31, 2022 and 2021, 12.4% and 10.6% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2022	Carrying Value	Fair Value
Due in one year or less	$26,933	$26,747
Due after one year through five years	408,344	394,806
Due after five years through ten years	1,019,766	964,996
Due after ten years through twenty years	1,517,603	1,361,601
Due after twenty years	1,301,734	1,085,477
Total bonds	$4,274,380	$3,833,627
Proceeds from the sale of investments in bonds and stocks during 2022, 2021 and 2020 were $443,909, $370,497 and $248,594, respectively. Gross gains of $3,245, $6,381 and $10,217 and gross losses of $20,358, $6,128 and $5,229 were realized on those sales for 2022, 2021 and 2020, respectively.
(Continued)
18

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed and Structured Securities
At December 31, 2022, the Company had loan-backed securities with a fair value of $1,271,176 and a carrying value of $1,372,231. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2022, 2021 and 2020 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2022
Intent to sell	$28,429	$6,120	$—	$22,309
Inability or lack of intent to hold	916	—	372	544
Total	$29,345	$6,120	$372	$22,853
Year Ended December 31, 2021
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to hold	13,730	144	7,048	6,538
Total	$13,730	$144	$7,048	$6,538
Year Ended December 31, 2020
Intent to sell	$7,766	$—	$1,348	$6,418
Inability or lack of intent to hold	—	—	—	—
Total	$7,766	$—	$1,348	$6,418
As of December 31, 2022, the Company held 18 securities for which OTTI was recognized during the current year. The basis for recognizing OTTI for these securities (all non-interest related) was due to change of intent.
At December 31, 2022, the Company had loan-backed and structured securities with an aggregate unrealized loss of $104,081. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$740,884	$(64,518)	$408,080	$(39,563)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2022	2021
Held for all policyholders	$1,712	$1,686
Held for policyholders in certain states	1,052	1,049
Total deposits	$2,764	$2,735
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $27,143 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,406,978 and $1,397,772
(Continued)
19

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
at December 31, 2022 and 2021, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $717,236 and $710,224 in outstanding advances with $884,517 and $704,738 in assets pledged as collateral to FHLB at December 31, 2022 and 2021, respectively. The outstanding advances mature in January and December 2023, January, April and May 2024, February and September 2025, January, February and September 2026. The weighted average interest rate was 3.68% as of December 31, 2022. Interest rates reset either monthly or quarterly.
Restricted assets (including pledged) are as follows:
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
Subject to repurchase agreements	$62,949	$—	$62,949	$—	$62,949	$—	$62,949	0.75%	0.75%
FHLB capital stock	27,143	—	27,143	28,235	(1,182)	—	27,143	0.32%	0.32%
On deposit with states	2,764	—	2,764	2,735	29	—	2,764	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	884,517	—	884,517	704,738	179,779	—	884,517	10.49%	10.50%
Total Restricted Assets	$977,373	$—	$977,373	$735,798	$241,575	$—	$977,373	11.59%	11.60%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2022
Recorded Investment (All)
Current	$—	$—	$13	$—	$57,509	$—	$57,522
December 31, 2021
Recorded Investment (All)
Current	$—	$—	$21	$—	$36,404	$—	$36,425
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized losses on derivative assets at December 31, 2022, were $(3,181).
(Continued)
20

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2022
Cash	$5,905	$5,905	0.07%	0.07%
Total Collateral Assets	$5,905	$5,905	0.07%	0.07%
December 31, 2021
Cash	$6,375	$6,375	0.07%	0.07%
Total Collateral Assets	$6,375	$6,375	0.07%	0.07%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2022 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
Repurchase Agreements
The Company began utilizing repurchase agreements in 2022, whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the balance sheet.
The maturity time for borrowings are as follows (in thousands):
	2022	2021
Maximum Amount:
Open - No Maturity	$764	$—
˃ 1 Week to 1 Month	$40,000	$—
˃ 1 Month to 3 Months	$55,000	$—
Ending Balance
Open - No Maturity	$234	$—
˃ 1 Week to 1 Month	$—	$—
˃ 1 Month to 3 Months	$55,000	$—
Short-term borrowings under such agreements averaged $72,244 during 2022, with a weighted average interest rate of 5% for outstanding borrowings as of December 31, 2022. The highest level of short-term borrowings at any month end was $80,763 in 2022. At December 31, 2022 the outstanding repurchase agreement balance was $55,507, collateralized with corporate bonds, and was included within borrowed funds in the balance sheet. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral.
Collateral received on secured borrowings are as follows (in thousands):
(Continued)
21

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2022	2021
Maximum Amount:
Cash	$80,763	$—
Securities (FV)	$—	$—
Ending Balance
Cash	$55,234	$—
Securities (FV)	$—	$—
The liability to return collateral on secured borrowings are as follows (in thousands):
	2022	2021
Maximum Amount:
Cash (Collateral - All)	$80,835	$—
Securities Collateral (FV)	$—	$—
Ending Balance
Cash (Collateral - All)	$55,507	$—
Securities Collateral (FV)	$—	$—
Interest paid totaled $1,203 in 2022.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2022	2021
Life	$928,292	$936,973	1980 CSO/CET	4.0%-6.0%
	353,652	328,901	2001 CSO	3.5-4.0
	94,716	99,119	1958 CSO/CET	2.5-4.5
	91,061	85,740	Various	2.5-5.5
	58,185	37,146	2017 CSO	3.0-4.5
	2,393	2,768	1941 CSO	2.5-4.5

Annuity	188,594	191,963	1971 IAM	3.0-5.5
	51,466	53,756	a-1949	3.0-5.5
	417	473	1937 SAT	3.0
	1,293,734	1,335,512	a-2000	1.0-5.0
	157,438	161,594	1983a	3.0-4.5
	866,350	810,530	2012 IAR	1.0-4.25

Supplementary contracts with life contingencies	6,827	8,028	1983a	6.25-11.0
	54,493	58,163	a-2000	4.0-7.0
	53	67	1971 IAM	4.5-11.25
	2	3	1937 SAT	3.5
	41,880	39,318	2012 IAR	1.5-4.25
Total	$4,189,553	$4,150,054
At December 31, 2022 for approximately 71%, or $1.8 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
(Continued)
22

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2022	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$197,569	$—	$—	$197,569	3%
b. At book value less current surrender charge of 5% or more	605,528	—	—	605,528	8%
c. At fair value	—	2,469,787	1,048	2,470,835	33%
d. Total with adjustment or at market value (Total of a through c)	803,097	2,469,787	1,048	3,273,932	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,990,834	—	—	3,990,834	54%
(2) Not subject to discretionary withdrawal	110,807	—	—	110,807	2%
(3) Total (gross)	4,904,738	2,469,787	1,048	7,375,573	100%
(4) Reinsurance ceded	2,418,067	—	—	2,418,067
(5) Total (net) (3) – (4)	$2,486,671	$2,469,787	$1,048	$4,957,506
(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$84,762	$—	$—	$84,762

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	7,299	—	—	7,299	1%
c. At fair value	—	318,814	—	318,814	65%
d. Total with adjustment or at market value (Total of a through c)	7,299	318,814	—	326,113	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	167,284	—	—	167,284	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	174,583	318,814	—	493,397	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$174,583	$318,814	$—	$493,397
(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$2,014	$—	$—	$2,014

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	49,756	—	—	49,756	6%
(Continued)
23

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	(1)	(2)	(3)	(4)	(5)
December 31, 2022	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(2) Not subject to discretionary withdrawal	717,236	—	—	717,236	94%
(3) Total (gross)	766,691	—	—	766,691	100%
(4) Reinsurance ceded	13	—	—	13
(5) Total (net) (3) – (4)	$766,979	$—	$—	$766,979
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

December 31, 2021	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$183,147	$—	$—	$183,147	2%
b. At book value less current surrender charge of 5% or more	722,406	—	—	722,406	9%
c. At fair value	—	3,040,319	1,381	3,041,700	38%
d. Total with adjustment or at market value (Total of a through c)	905,553	3,040,319	1,381	3,947,253	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,853,008	—	—	3,853,008	49%
(2) Not subject to discretionary withdrawal	111,566	—	—	111,566	2%
(3) Total (gross)	4,870,127	3,040,319	1,381	7,911,827	100%
(4) Reinsurance ceded	2,378,946	—	—	2,378,946
(5) Total (net) (3) – (4)	$2,491,180	$3,040,319	$1,381	$5,532,880
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$147,537	$—	$—	$147,537

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	7,105	—	—	7,105	1%
c. At fair value	—	392,480	—	392,480	70%
d. Total with adjustment or at market value (Total of a through c)	7,105	392,480	—	399,585	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	161,123	—	—	161,123	29%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	168,228	392,480	—	560,709	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$168,228	$392,480	$—	$560,709
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$2,348	$—	$—	$2,348

C. Deposit-Type Contracts:
(Continued)
24

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
December 31, 2021	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	54,195	—	—	54,915	7%
(2) Not subject to discretionary withdrawal	710,224	—	—	710,224	93%
(3) Total (gross)	764,419	—	—	764,419	100%
(4) Reinsurance ceded	14	—	—	14
(5) Total (net) (3) – (4)	$764,404	$—	$—	$764,404
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2022	2021

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,558,000	$2,553,829
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	103,254	105,579
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	766,979	764,405
Subtotal	3,428,233	3,423,813
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	2,787,631	3,431,342
Exhibit 3, Line 0399999, Column 2	2,018	2,838
Subtotal	2,789,649	3,434,180
Combined Total	$6,217,882	$6,857,993

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2022	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$8,841	$25,460
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	47,116	30,939	34,421
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	993,553	1,170,151
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
(Continued)
25

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2022	Account Value	Cash Value	Reserve
j. Miscellaneous Reserves	—	64,273	64,273
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	168,090
b. Accidental Death Benefits	XXX	XXX	291
c. Disability - Active Lives	XXX	XXX	1,879
d. Disability - Disabled Lives	XXX	XXX	28,279
e. Miscellaneous Reserves	XXX	XXX	61,747
(3) Total (gross: direct + assumed)	47,116	1,097,606	1,554,491
(4) Reinsurance Ceded	—	—	26,192
(5) Total (net) (3) - (4)	$47,116	$1,097,606	$1,528,299

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
(Continued)
26

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2022	Account Value	Cash Value	Reserve
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,438,685
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	286
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,794
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,075
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	60,459
(6) Subtotal	1,528,299

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2
(8) Exhibit 3, Line 0499999, Column 2
(9) Exhibit 3, Line 0599999, Column 2
(10) Subtotal Lines (7+8+9)	—
(11) Combined Total (6 +10)	$1,498,645

December 31, 2021	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$—	$6,226	$19,927
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	38,954	24,525	26,350
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	979,193	1,154,678
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	66,240	66,240
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	162,344
b. Accidental Death Benefits	XXX	XXX	312
c. Disability - Active Lives	XXX	XXX	1,989
d. Disability - Disabled Lives	XXX	XXX	28,112
e. Miscellaneous Reserves	XXX	XXX	56,260
(3) Total (gross: direct + assumed)	38,954	1,076,184	1,516,212
(Continued)
27

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2021	Account Value	Cash Value	Reserve
(4) Reinsurance Ceded	—	—	25,567
(5) Total (net) (3) - (4)	$38,954	$1,076,184	$1,490,645

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(Continued)
28

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2021	Account Value	Cash Value	Reserve
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,406,399
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	307
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,900
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,896
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	55,145
(6) Subtotal	1,490,645
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	Account Value	Cash Value	Reserve
(8) Exhibit 3, Line 0499999, Column 2
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,490,645
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2022	2021
Present value of amounts not yet due on claims	$951	$1,202
Additional contract reserves	26,667	24,694
Unearned premiums and other	52	55
Aggregate accident and health reserves	$27,670	$25,951
Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2022	2021
Aggregate reserves for accident and health	$27,670	$25,951
Unpaid benefits for accident and health	5,333	4,970
Less: Additional contract reserves	(26,667)	(24,694)
Unearned premiums and other	(52)	(55)
Accident and health claim reserves and liabilities	$6,284	$6,172
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
(Continued)
29

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2022	2021	2020
Net balance at January 1	$6,172	$6,535	$1,535
Incurred related to:
Current year	11,829	11,959	7,719
Prior years	(1,426)	(2,650)	106
Total incurred	10,403	9,309	7,825
Paid related to:
Current year	6,478	6,624	2,267
Prior years	3,814	3,048	558
Total paid	10,292	9,672	2,825
Net balance at December 31	$6,283	$6,172	$6,535
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $1,426 in 2022, decreased by $2,650 in 2021, and increased by $106 in 2020. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $132,681, $128,321, and $113,676 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2022, 2021 and 2020, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $29,349 and $29,685 as of December 31, 2022 and 2021, respectively.
The Company had a net balance receivable from affiliates of $4,569 and $2,579 at December 31, 2022 and 2021, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures all of the Company's life insurance business, except IUL, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
Effective October, 1 2020 the Company assumed all the NTA disability insurance on a funds withheld basis (see note 9).
ELICA made no capital contributions to the Company during the current year.
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
(Continued)
30

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
1. Components of Net Deferred Tax Asset/(Liability)	2022
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$50,951	$5,772	$56,723
(b) Statutory valuation allowance adjustments	—	1,778	1,778
(c) Adjusted gross deferred tax assets	50,951	3,994	54,945
(d) Deferred tax assets nonadmitted	7,217	2,387	9,604
(e) Net deferred tax asset (liability)	43,734	1,607	45,341
(f) Total deferred tax liabilities	32,386	1,607	33,993
(g) Admitted deferred tax asset (liability)	$11,348	$—	$11,348

	2021
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$47,984	$7,960	$55,944
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets	47,984	7,960	55,944
(d) Deferred tax assets nonadmitted	10,793	—	10,793
(e) Net deferred tax asset (liability)	37,191	7,960	45,151
(f) Total deferred tax liabilities	31,579	10,007	41,586
(g) Admitted deferred tax asset (liability)	$5,612	$(2,047)	$3,565

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$2,967	$(2,188)	$779
(b) Statutory valuation allowance adjustments	—	1,778	1,778
(c) Adjusted gross deferred tax assets	2,967	(3,966)	(999)
(d) Deferred tax assets nonadmitted	(3,576)	2,387	(1,189)
(e) Net deferred tax asset (liability)	6,543	(6,353)	190
(f) Total deferred tax liabilities	807	(8,400)	(7,593)
(g) Admitted deferred tax asset (liability)	$5,736	$2,047	$7,783
(Continued)
31

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2022
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	11,348	—	11,348
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	11,348	—	11,348
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	76,829
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	32,386	1,607	33,993
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$43,734	$1,607	$45,341

	2021
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	3,565	—	3,565
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,565	—	3,565
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	80,331
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	33,626	7,960	41,586
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$37,191	$7,960	$45,151

(Continued)
32

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$—	$—	$—
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	7,783	—	7,783
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	7,783	—	7,783
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	(3,502)
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(1,240)	(6,353)	(7,593)
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$6,543	(6,353)	$190
Other admissibility criteria include:
	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	852%	826%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$512,194	$535,539
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. As of December 31, 2022, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2022	2021	2020
Federal	$13,932	$9,088	$1,622
Foreign	—	—	—
Subtotal	13,932	9,088	1,622
Federal income tax on net capital gains	(6,515)	3,244	271
Federal and Foreign income taxes incurred	$7,417	$12,332	$1,893
Deferred income tax assets and liabilities consist of the following major components:
	2022	2021	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$37,443	$35,158	$2,285
Investments	347	332	15
Deferred acquisition costs	9,814	8,667	1,147
Compensation and benefit accrual	2,741	3,267	(526)
Pension accrual	271	277	(6)
Receivables – nonadmitted	143	130	13
Other	192	153	39
(Continued)
33

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2022	2021	Change
Subtotal	50,951	47,984	2,967
Nonadmitted deferred tax assets	7,217	10,793	(3,576)
Admitted ordinary deferred tax assets	$43,734	$37,191	$6,543
Capital:
Investments	$5,772	$7,960	$(2,188)
Subtotal	5,772	7,960	(2,188)
Statutory valuation allowance adjustment	1,778	—	1,778
Nonadmitted deferred tax assets	2,387	—	2,387
Admitted capital deferred tax assets	$1,607	$7,960	$(6,353)
Total admitted deferred tax assets	$45,341	$45,151	$190

	2022	2021	Change
Deferred tax liabilities:
Ordinary:
Investments	$13,753	$10,904	$2,849
Fixed assets	1,262	928	334
Deferred and uncollected premium	10,658	10,605	53
Policyholder reserves	6,331	8,442	(2,111)
Other	382	700	(318)
Total ordinary deferred tax liabilities	$32,386	$31,579	$807
Capital:
Investments	$1,607	$10,007	$(8,400)
Real Estate	—	—	—
Other	—	—	—
Total capital deferred tax liabilities	1,607	10,007	(8,400)
Total deferred tax liabilities	$33,993	$41,586	$(7,593)
Net deferred tax asset	$11,348	$3,565	$7,783
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2022	2021	2020
Income before taxes	$69,168	$46,770	$27,906
Expected income tax expense at 21% statutory rate	$14,525	$9,822	$5,860
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(2,372)	$(1,983)	$(1,395)
Tax-exempt interest	(1,578)	(1,948)	(2,116)
Tax adjustment for IMR	(354)	(512)	(783)
Nondeductible compensation accruals	33	406	89
Investments	356	—	—
Deferred tax benefit on nonadmitted assets	(76)	(62)	(122)
Options	(1,286)	(887)	543
Return to provision	846	(835)	(746)
Gain on Reinsurance - IMR Released	(1,016)	(519)	—
Change in Valuation Allowance	1,422	—	381
Unrecognized tax benefits	(1,317)	(197)	62
Other	39	(105)	(419)
(Continued)
34

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2022	2021	2020
Total income tax expense reported	$9,222	$3,180	$1,354
Current income tax expense incurred	$7,417	$12,332	$1,893
Change in deferred income tax	(6,595)	(3,642)	(1,430)
Change in deferred tax on unrealized gains and losses	8,400	(5,510)	891
Total income tax expense reported	$9,222	$3,180	$1,354
December 31, 2022, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
At December 31, 2022, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2022, the Company’s federal income tax returns for years prior to 2019 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2022	2021	2020
Balance as of beginning of the year	$1,119	$1,405	$1,386
Increases related to prior year tax contingencies	—	—	19
Decreases related to prior year tax contingencies	—	—	—
Increases related to current year tax contingencies	—	—	—
Lapse of statute	(1,090)	(286)	—
Balance as of the end of the year	$29	$1,119	$1,405
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2023 without prior approval are approximately $81,200. Ordinary dividends of $23,000 and $3,000 were paid in 2022 and 2021, respectively. Extraordinary dividends of $33,000 were paid in 2022. No dividends were paid in 2020. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.

(Continued)
35

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Level 2
Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.

Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2022
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Perpetual Preferred Stock
Industrial and Misc.	$6,520	$68,042	$—	$74,562
Total Perpetual Preferred Stocks	$6,520	$68,042	$—	$74,562
Bonds
Industrial and Misc	$—	$6,161	$—	$6,161
Total Bonds	$—	$6,161	$—	$6,161
Common Stock
Industrial and Misc.	$25	$27,142	$9,062	$36,229
Total Common Stock	$25	$27,142	$9,062	$36,229
Derivatives	$—	$6,770	$—	$6,770
Separate Account Assets	$2,792,324	—	—	$2,792,324
Total assets at fair value	$2,798,869	$108,115	$9,062	$2,916,046
Liabilities at fair value:
Separate Account Liabilities	$2,792,324	—	—	$2,792,324
Total liabilities at fair Value	$2,792,324	—	—	$2,792,324
December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Perpetual Preferred Stock
Industrial and Misc.	$7,875	$101,723	$—	$109,598
Total Perpetual Preferred Stocks	$7,875	$101,723	$—	$109,598
Bonds
Industrial and Misc	$—	$—	$27	$27
Total Bonds	—	—	27	27
Common Stock
Industrial and Misc.	$135	$28,325	$8,096	$36,556
Total Common Stock	$135	$28,325	$8,096	$36,556
Derivatives	$—	$10,736	$—	$10,736
(Continued)
36

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Description	Level 1	Level 2	Level 3	Total
Separate Account Assets	$3,441,020	—	—	$3,441,020
Total assets at fair value	$3,449,030	$140,784	$8,123	$3,597,937
Liabilities at fair value:
Separate Account Liabilities	$3,441,020	—	—	$3,441,020
Total liabilities at fair Value	$3,441,020	$—	$—	$3,441,020

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2022	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2022
Financial Instruments
Common Stock	$8,096	$797	$—	$—	$169	$—	$—	$9,062
Bonds-Other Mortgage- backed securities	$27	$—	$(27)	$—	$—	$—	$—	$—
Total Assets	$8,123	$797	$(27)	$—	$169	$—	$—	$9,062
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2022, the Company had transfers into and out of Level 3 for two securities.
The fair value for all financial instruments are as follows:
December 31, 2022
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$3,833,627	$4,274,380	$2,639	$3,530,866	$300,121	$—
Preferred Stocks	103,051	106,980	18,722	77,757	6,572	—
Common Stocks	36,229	36,229	25	27,142	9,062	—
Derivatives	6,770	6,770	—	6,770	—	—
Cash Equivalents	64,012	64,012	64,012	—	—	—
Mortgage Loans and Policy Loans	196,264	187,336	—	—	196,264	—
Other Invested Assets	767,846	766,047	—	30,184	40,452	697,211
(Continued)
37

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Separate Account Assets	2,792,324	2,792,324	2,792,324	—	—	—
Total Assets	$7,800,123	$8,234,078	$2,877,722	$3,672,719	$552,471	$697,211
Financial instruments – Liabilities
Separate Accounts Liabilities	$2,792,324	$2,792,324	$2,792,324	$—	$—	$—
Policy Reserve Fixed Annuity	2,694,195	2,558,000	—	—	2,694,195	—
Account Values on Life Contracts	107,301	98,156	—	—	107,301	—
Other Policyholder Funds	769,484	769,484	—	717,236	52,248	—
Repurchase Agreements	57,586	55,234	—	—	57,586	—
Total Liabilities	$6,420,890	$6,273,198	$2,792,324	$717,236	$2,911,330	$—
December 31, 2021
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$4,783,674	$4,437,612	$3,018	$4,477,076	$303,580	$—
Preferred Stocks	143,171	140,507	22,773	120,398	—	—
Common Stocks	36,556	36,556	135	28,325	8,096	—
Derivatives	10,736	10,736	—	10,736	—	—
Cash Equivalents	82,852	82,852	82,852	—	—	—
Mortgage Loans and Policy Loans	186,003	168,272	—	—	186,003	—
Other Invested Assets	561,225	555,302	—	32,157	36,186	492,882
Separate Account Assets	3,441,020	3,441,020	3,441,020	—	—	—
Total Assets	$9,245,237	$8,872,857	$3,549,798	$4,668,692	$533,865	$492,882
Financial instruments – Liabilities
Separate Accounts Liabilities	$3,441,020	$3,441,020	$3,441,020	$—	$—	$—
Policy Reserve Fixed Annuity	2,069,805	2,553,829	—	—	2,069,805	—
Account Values on Life Contracts	115,002	92,157	—	—	115,002	—
Other Policyholder Funds	766,652	766,652	—	710,224	56,428	—
Total Liabilities	$6,392,479	$6,853,658	$3,441,020	$710,224	$2,241,235	$—
The Company utilizes ICE Data Pricing, its investment managers and custodian bank to obtain fair value prices from independent third-party valuation service providers, broker quotes, model prices and matrix pricing. Each month, the Company obtains fair value prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations for fixed maturity securities. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. This may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. Broker-dealer’s valuation methodologies as well as investment managers' modeling methodologies are sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows,
(Continued)
38

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values (at the cusip/issuer level) received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2022.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
(Continued)
39

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2022.
(8) Differences Between GAAP and SAP
SAP differ from GAAP. The most significant differences between SAP and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(b)Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)Asset valuation and interest maintenance reserves are not provided.
(g)The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)Reinsurance ceded credits are recognized as assets in GAAP financial statements.
(j)Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)A statement of comprehensive income (loss) is required.
(m)Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)Deferred premium assets are not provided.
(o)DTAs are not subject to admissibility limitations under GAAP.
(p)Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)The annuity reinsurance transaction uses the deposit accounting method for GAAP.
(r)Credit losses are recognized on an incurred basis for statutory reporting, but evaluated using expected credit losses, with an associated allowance, for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
(Continued)
40

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
	2022	2021	2020
Statutory Net Income	$81,292	$40,234	$23,462
Increase (decrease) due to:
Deferred policy acquisition costs	(5,719)	1,334	3,174
Policyholder benefits	(103,735)	(70,232)	(82,123)
Federal income tax expense (benefit)	6,897	276	(2,167)
Investment reserves	50,560	94,657	89,634
Goodwill impairment	—	—	—
Ceded commission expense	(2,365)	(2,471)	(2,304)
Other adjustments, net	(138)	26	1,701
GAAP Net Income	$26,792	$63,824	$31,377

	2022	2021	2020
Capital and Surplus	$482,697	$472,569	$430,669
Increase (decrease) due to:
Deferred policy acquisition costs	403,498	219,389	199,405
Deposit asset on reinsurance	2,516,614	2,481,491	2,420,926
Annuity reserves ceded	(2,418,067)	(2,378,946)	(2,317,192)
Difference in policyholder reserves	219,602	199,899	177,343
Goodwill	9,911	9,911	9,911
Investment fair value adjustments on fixed maturity securities	(442,931)	354,641	444,327
Interest Maintenance Reserve	6,711	27,936	37,027
Asset Valuation Reserve	40,576	66,535	46,887
Contract loans ceded	8,599	9,446	11,338
Federal income tax liability	(43,212)	(172,789)	(187,299)
Ceded commission liability	(27,351)	(29,034)	(30,717)
Non-admitted assets and other, net	(8,371)	(5,392)	(3,389)
GAAP Shareholder’s Equity	$748,546	$1,255,656	$1,239,236
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2022 were valued at $31,913. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2022 $2,365 of
(Continued)
41

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
the surplus benefit recognized in 2019 was amortized into income. As of December 31, 2022 reserves for the ceded fixed annuity block were $2,418,067. Reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. As of December 31, 2022 the contract also reinsures $638,797 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2022, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
According to SSAP 61R Life, Deposit-Type and Accident and Health Reinsurance, paragraph 74.d., initial gains on reinsurance net of tax are recorded as a gain or loss in surplus. In subsequent years, the ceding entity recognizes income for the net-of-tax profits that emerged on the reinsured block of business with a corresponding decrease in the gain or loss in surplus. The Company reported amortization of $2,365 and $2,470 in 2022 and 2021, respectively, of the gains in surplus on such agreements. The balance of unamortized gains in surplus on these agreements is $45,993 and $48,359 on December 31, 2022 and 2021, respectively.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2022	2021	2020
Direct life insurance premiums	$123,575	$122,320	$115,235
Life insurance premiums ceded:
To ELICA	1,434	1,546	1,391
To other companies	6,855	6,864	6,670
Net life insurance premiums as reported	115,286	113,910	107,174
Life insurance reserves ceded:
To ELICA	19,213	18,612	17,825
To other companies	6,979	6,955	7,151
Total life reserves ceded	26,192	25,567	24,976
Direct accident and health premiums
Direct accident and health premium	1,949	2,114	2,284
Assumed from NTA	28,159	29,203	34,540
Ceded accident and health premium	646	699	745
Net accident and health premium	$29,462	$30,618	$36,079
Accident and health reserves	1,995	2,501	2,328
Assumed from NTA	26,626	24,652	22,144
Ceded to other companies	951	1,202	907
Net accident and health reserves	27,670	25,951	23,565
Direct annuity premiums	477,141	505,520	482,681
Annuity premiums ceded:
To other companies	65,658	78,749	83,209
Net annuity premiums as reported	411,483	426,771	399,472
Annuity reserves ceded:
To other companies	$2,418,067	$2,378,946	$2,317,192
(Continued)
42

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
In 2022 the Company has taken $949 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2022, 2021 and 2020 for the qualified plans was $2,649, $2,468 and $2,612, respectively. Expense allocated to the Company in 2022, 2021 and 2020 for the non-qualified plans was $214, $234 and $235, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. HMEC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2022 and 2021, all the separate account assets are legally insulated from the Company’s general account claims.
(Continued)
43

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2022	2021
Legally insulated assets by product:
Individual Annuity	$2,470,354	$3,043,648
Supplemental Contracts	2,018	2,838
Group Annuities	319,951	394,535
Total	$2,792,324	$3,441,020
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
	2022	2021	2020
Transfers to separate accounts	$240,317	$266,466	$226,171
Transfers from separate accounts	(219,662)	(222,052)	(196,188)
Net transfers to (from) separate accounts	$20,655	$44,414	$29,983
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2022 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2022		2021
	Number	Balance	Number	Balance
Up to and including 12 months	23	$1,847	47	$4,929
13 to 24 months	37	3,212	22	1,228
25 to 36 months	20	862	19	709
37 to 48 months	17	634	16	876
49 to 60 months	15	807	16	403
Greater than 60 months	202	6,945	207	7,195
Total	314	$14,307	327	$15,340
(Continued)
44

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2022:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	324	$15,260	3	$81
Number/amount of retained assets account issued/added during the year	30	2,323	—	—
Investment earnings credited to retained asset accounts during the year	—	192	—	1
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	43	3,514	—	36
Number/balance of retained asset accounts at the end of the year	311	$14,261	3	$46
(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $549,978 for the year ended December 31, 2022.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2022, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $213 as of December 31, 2022 and $241 as of December 31, 2021. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
	2022	2021
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$241	$250
Decreases current year:
Premium tax offsets	21	13
Amounts no longer available for offset	10	—
Increases current year
Premium tax offsets paid and accrued	3	4
Other increases	—	—
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$213	$241
(Continued)
45

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $13, $18 and $32 during 2022, 2021 and 2020, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in 2022, 2021 and 2020.
(14) Risk-Based Capital
The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2022, the Company's actual total adjusted capital was $523,542 and the authorized control level risk-based capital was $60,123.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•
interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•
market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on the assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the asset or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the asset;
•
market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported surplus;
•
credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•
market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•
concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•
liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the sale of assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•
regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)
46

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
•
Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•
the unrealized gains and losses in the investment portfolio;
•
the book yield of the investment portfolio; and
•
the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.
Reinsurance Risk
Reinsurance is a contract by which one insurer, called a reinsurer, agrees to cover a portion of the losses incurred by a second insurer in the event a claim is made under a policy issued by the second insurer. Although a reinsurer is liable to the Company's insurance subsidiaries according to the terms of its reinsurance policy, the insurance subsidiaries remain primarily liable as the direct insurers on all risks reinsured. As a result, reinsurance does not eliminate the obligation of the insurance subsidiaries to pay all claims, and each insurance subsidiary is subject to the risk that one or more of its reinsurers will be unable or unwilling to honor its obligations.
Although the Company limits participation in its reinsurance programs to reinsurers with high financial strength ratings and also limits the amount of coverage from each reinsurer, the Company's insurance subsidiaries cannot guarantee that their reinsurers will pay in a timely fashion, if at all. Reinsurers may become financially unsound by the time that they are called upon to pay amounts due, which may not occur for many years.
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
Operation Risk
A large-scale pandemic, the occurrence of terrorism or military and other actions, may result in the loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in the investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
(Continued)
47

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2022
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$845,770	$731,932	$845,770
State, municipalities and political subdivisions	963,825	888,318	963,825
Foreign government bonds	34,057	32,592	34,057
Other corporate bonds	2,431,817	2,180,785	2,430,728
Total debt securities	$4,275,469	$3,833,627	$4,274,380
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$124,549	$103,051	$106,980
Common stocks	34,743	36,229	36,229
Total equity securities	$159,292	$139,280	$143,209
Mortgage loans on real estate	$57,522	XXX	$57,522
Real estate	—	XXX	—
Contract loans	129,814	XXX	129,814
Cash, cash equivalents and short-term investments	72,442	XXX	72,442
Receivable for securities	977	XXX	977
Derivatives	6,770	XXX	6,770
Other investments	766,047		766,047
Total investments	$5,468,333		$5,451,161
(1) Securities are carried at cost or amortized cost
See accompanying independent auditors’ report.
48

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2022, 2021 and 2020
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2022:
Life	$—	$1,544,603	$—	$1,943	$115,286	$84,456	$131,614	$—	$47,673	$—
Annuity	—	2,571,905	—	2,140	411,483	158,316	473,373	—	64,467	—
Supplementary Contracts	—	103,254	—	763,706	3,808	9,388	12,145	—	937	—
Accident and Health	—	33,003	34	36	29,462	218	12,373	—	12,576	—
Total	$—	$4,252,765	$34	$767,825	$560,039	$252,378	$629,505	$—	$125,653	$—
2021:
Life	$—	$1,509,436	$—	$2,084	$113,910	$75,623	$138,116	$—	$47,497	$—
Annuity	—	2,565,419	—	2,161	426,771	133,717	504,849	—	67,044	—
Supplementary Contracts	—	105,579	—	760,966	3,433	8,215	12,062	—	1,097	—
Accident and Health	—	30,921	43	32	30,618	202	11,814	—	13,323	—
Total	$—	$4,211,355	$43	$765,243	$574,732	$217,757	$666,841	$—	$128,961	$—
2020:
Life	$—	$1,470,244	$—	$2,101	$107,175	$68,706	$130,077	$—	$43,912	$—
Annuity	—	2,515,705	—	1,947	399,472	126,686	464,964	—	62,441	—
Supplementary Contracts	—	108,629	—	599,745	2,683	5,986	12,506	—	1,034	—
Accident and Health	—	28,731	49	48	36,079	222	29,964	—	7,633	—
Total	$—	$4,123,309	$49	$603,841	$545,409	$201,600	$637,511	$—	$115,020	$—
(1)
Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)
Does not apply to life insurance.
(3)
Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.
49

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2022, 2021 and 2020
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022 Life insurance in force	$20,735,155	$4,711,682	$—	$16,023,473	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$123,575	$8,288	$—	$115,287	0.0%
Annuity	477,141	65,658	—	411,483	0.0%
Supplementary contracts	3,808	—	—	3,808	0.0%
Accident and health	1,949	646	28,159	29,462	95.6%
Total premiums	$606,473	$74,592	$28,159	$560,040	5.0%
2021: Life insurance in force	$20,440,253	$4,797,378	$—	$15,642,875	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$122,320	$8,411	$—	$113,909	0.0%
Annuity	505,520	78,749	—	426,771	0.0%
Supplementary contracts	3,433	—	—	3,433	0.0%
Accident and health	2,114	699	29,203	30,618	95.4%
Total premiums	$633,387	$87,859	$29,203	$574,731	5.1%
2020: Life insurance in force	$19,821,228	$4,871,744	$—	$14,949,484	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$115,235	$8,061	$—	$107,175	0.0%
Annuity	482,681	83,209	—	399,472	0.0%
Supplementary contracts	2,683	—	—	2,683	0.0%
Accident and health	2,284	745	34,540	36,079	95.7%
Total premiums	$602,883	$92,015	$34,540	$545,409	6.3%
See accompanying independent auditors’ report.
50

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 27. Exhibits

(a) Resolution of Board of Directors(1)
(b). Not Applicable
(c) Underwriting Agreement(1)
(d) Form of Variable Annuity Contract(4)
(e) Form of application(4)
(f) Depositor’s Certificate of incorporation and bylaws(2)
(g) Reinsurance Agreement(6)
(h) Participation Agreements
(1) American Funds Filed Herewith
(2) BlackRock Variable Series Funds Filed Herewith
(3) Calvert Variable Service, Inc and Calvert Variable Products, Inc. Filed Herewith
(4) Dreyfus Investment Portfolios Filed Herewith
(5) Dreyfus Investment Portfolios Second Amendment Filed Herewith
(6) Fidelity Investments Institutional Operations and Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III Filed Herewith
(7) Franklin Templeton Variable Insurance Products Trust Filed Herewith
(8) Goldman Sachs Variable Insurance Trust Filed Herewith
(9) JPMorgan Insurance Trust Filed Herewith
(10) Legg Mason Partners Variable Equity Trust Filed Herewith
(11) Lord Abbett Series Fund, Inc Filed Herewith
(12) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III Filed Herewith
(13) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III Letter Agreement Filed Herewith
(14) Vanguard Variable Insurance Fund Filed Herewith
(15) Wells Fargo Variable Trust Filed Herewith
(16) Wilshire Variable Insurance Trust Filed Herewith
(i) Administrative Contracts(3)
(j) Not Applicable
(k) Legal Opinion Filed Herewith
(l) Other Opinions Filed Herewith
Consent of Independent Registered Public Accounting Firm Filed Herewith
(m) Not Applicable
(n) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).
(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-1343)
(4) Incorporated by reference to Horace Mann Life Insurance Company Separate Account Initial N-4 Registration Statement, Dated December 13, 2016 (File No. 811-01343)
Item 28. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Michael B. Weckenbrock	Director, Senior Vice President
Troy M. Gayle	Vice President & Treasurer

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 30. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Michael B. Weckenbrock	Director, Chairman, President and Chief Executive Officer
Jeff Radcliffe	Director, Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Jeremy Stuenkel	Tax Director
Troy Gayle	Treasurer
Currently Open	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2022:
Name of Principal Underwriter	Net Underwriting Commissions/Discounts	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$7,100,627	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 33. Management Services
Not applicable.
Item 34. Fee Representation
Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 27th day of April, 2023.
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Registrant)

By:	/s/ DONALD M. CARLEY
Donald M. Carley
Director, General Counsel, Corporate Secretary & Chief Compliance Officer of Horace Mann Life Insurance Company

Horace Mann Life Insurance Company
(Depositor)

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President and
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President & Chief Executive Officer	April 27, 2023
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 27, 2023
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 27, 2023
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 27, 2023
Michael B. Weckenbrock

Exhibit Index
(h)	Participation Agreements
(1) American Funds
(2) BlackRock Variable Series Funds
(3) Calvert Variable Service, Inc and Calvert Variable Products, Inc.
(4) Dreyfus Investment Portfolios
(5) Dreyfus Investment Portfolios Second Amendment
(6) Fidelity Investments Institutional Operations and Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III
(7) Franklin Templeton Variable Insurance Products Trust
(8) Goldman Sachs Variable Insurance Trust
(9) JPMorgan Insurance Trust
(10) Legg Mason Partners Variable Equity Trust
(11) Lord Abbett Series Fund, Inc
(12) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III
(13) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III Letter Agreement
(14) Vanguard Variable Insurance Fund
(15) Wells Fargo Variable Trust
(16) Wilshire Variable Insurance Trust
(k)	Legal Opinion
(l)	Other Opinions
Consent of Independent Registered Public Accounting Firm